SEMI-ANNUAL REPORT OCTOBER 31, 1997

[logo omitted] ARK FUNDS

[GRAPHIC OMITTED]

              TABLE OF CONTENTS
              Letter to Shareholders                               1
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              Statement of Net Assets/Schedule of Investments      2
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              Statement of Assets and Liabilities                 53
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              Statement of Operations                             54
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              Statement of Changes in Net Assets                  56
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              Financial Highlights                                60
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              Notes to Financial Statements                       64
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This report and the financial  statements contained herein are submitted for the general  information  of the  shareholders  of the ARK Funds.  The report is not
authorized  for  distribution  to  prospective   investors  unless  preceded  or
accompanied by an effective prospectus for each of the Portfolios included. Shares in the Portfolios are not deposits or obligations of, or guaranteed or endorsed by The First National Bank of Maryland, or any depositary institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

                                                          Letter to Shareholders
Dear Shareholder:

         The current economic expansion entered its eightieth month in October and is positioned to surpass the second longest post-war expansion, the decade of the 1980's, by the end of the next year. At the same time, unemployment is at a twenty-four year low of 4.8% and inflation is running at a very favorable year-over-year rate of 2.2% as measured by the Consumer Price Index.
         While our domestic economic reports have been favorable in almost every category, we have been concerned about some unforeseen, external event that could shake the capital markets. At this writing, currency and market corrections in Southeast Asia appear to be that outside force. These events could have a double-edged impact on our economy. While U.S. multinational companies might be negatively affected as a result of the weaker foreign currencies, the devaluations in Pacific Rim countries could also contribute to an extension of low inflation in the U.S. In addition, our fixed income markets are attractive as a safe haven for global investments, thereby holding rates down.
         Despite the recent turmoil in the markets, U.S. equities have performed quite well in 1997. Over the past several months, the market advance has broadened to include small-cap and mid-cap equities, which have lagged stocks of larger, multinational companies. Bonds have also provided very solid returns in the face of mild inflation. Looking ahead to 1998, we expect the economy and corporate profits to begin to show some signs of slowing, although we do not believe a recession is imminent. While there is little that causes us to anticipate the beginning of a prolonged bear market, equity investors may find the high double digit returns they have experienced in recent years more difficult to achieve, and more episodes of volatility are to be expected.
         Against this economic background, the ARK Funds continue to grow in terms of both assets and Portfolios. We introduced the ARK Equity Index Portfolio in early October and saw total assets for the ARK Funds near $3.3 billion at month end. This Semi-Annual Report provides you with valuable information on our progress, including details about each of the ARK Funds' Portfolios, such as holdings, net asset values and total returns, as of 10/31/97.
         For the rest of 1997 and into the first quarter of 1998, we will be working on the merger of the ARK Funds with Dauphin Deposit's family of mutual funds, the Marketvest Funds. First Maryland Bancorp, the holding company for First National Bank of Maryland, recently acquired Dauphin Deposit Corporation, and as a result of this acquisition, our two fund families will merge, subject to shareholder approval, under the ARK Funds' name. We look forward to reporting to you on the expanded ARK Funds family that will result from this merger, in our next Annual Report.

         Sincerely,

         [sig omitted]


         JENNIFER W. LAMBDIN, CFA
         PRESIDENT AND CHIEF INVESTMENT OFFICER
         ALLIED INVESTMENT ADVISORS

         [Photo Omitted]

         JENNIFER W. LAMBDIN IS PRESIDENT AND CHIEF INVESTMENT OFFICER OF ALLIED INVESTMENT ADVISORS AND ITS PREDECESSOR SINCE 1991. SHE HAS OVER 20 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE.

Statement of Net Assets (unaudited)

ARK Funds: Money Market Portfolio

[Photo Omitted]

James M. Hannan
Portfolio Manager

JAMES M. HANNAN HAS BEEN A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND ITS PREDECESSOR SINCE 1987 AND MANAGES OVER 2 BILLION DOLLARS OF MONEY MARKET ASSETS. MR. HANNAN IS RESPONSIBLE FOR THE ARK MONEY MARKET PORTFOLIOS AND THE SHORT-TERM TREASURY PORTFOLIO.

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                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 34.6%
   AUTOMOTIVE - 0.5%
   Ford Capital
       9.125%, 05/01/98          $ 2,500          $ 2,540
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   TOTAL AUTOMOTIVE                               $ 2,540
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   BANKS - 12.9%
   Abbey National Treasury
       5.640%, 11/03/97            2,000            2,000
       5.500%, 11/26/97            5,000            4,999
       5.650%, 04/15/98 (A) (B)    5,000            5,000
   American Express
      Centurion Bank
       5.595%, 11/18/97 (A)       20,000           20,000
   Bank America
       6.875%, 11/20/97            2,600            2,601
   Bankers Trust
       5.650%, 12/04/97 (A)       10,000            9,996
   Chemical Banking
       5.819%, 12/17/97 (A)        4,000            4,001
   PNC Bank
       5.535%, 11/10/97 (A)       10,000            9,999
   PNC Bank, Ohio
       5.620%, 11/14/97 (A)       10,000            9,998
--------------------------------------------------------------------------------
   TOTAL BANKS                                    $68,594
--------------------------------------------------------------------------------
   ENTERTAINMENT - 1.9%
   Walt Disney
       8.000%, 12/19/97           10,000           10,026
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   TOTAL ENTERTAINMENT                            $10,026
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   FINANCE - 10.6%
   Capital One Funding
       5.610%, 11/06/97 (A) (B)    4,500            4,500
       5.670%, 11/06/97 (A) (B)    4,700            4,700
   Chrysler Finance
       5.990%, 11/20/97            2,000            2,000
       8.180%, 01/23/98            5,000            5,026
       7.260%, 07/01/98            4,500            4,536

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

U.S. Government Agency Obligations -- 5%
Commercial Paper -- 8%
Certificates of Deposit -- 11%
Repurchase Agreements -- 11%
Corporate & Municipal Debt -- 35%
Variable Rate Debt -- 30%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   CIT Group Holdings
       5.600%, 12/23/97 (A)    $  10,000         $  9,995
       5.625%, 04/01/98           10,000            9,982
       6.500%, 07/13/98            5,000            5,019
   General Electric Engine
      Receivables
       5.561%, 11/03/97 (A)        2,300            2,300
   General Electric Taxable
      Loan Certificate
       5.614%, 11/03/97 (A)        5,509            5,510
   Trap Rock Industries
       5.750%, 11/05/97 (A)        3,000            3,000
--------------------------------------------------------------------------------
   TOTAL FINANCE                                 $ 56,568
--------------------------------------------------------------------------------
   PERSONAL CREDIT - 4.4%
   GMAC
       7.850%, 11/17/97            4,250            4,254
       6.900%, 02/19/98            1,725            1,730
       5.900%, 04/09/98            5,000            4,993
       6.200%, 05/11/98            5,000            5,008
       6.375%, 07/02/98            7,200            7,214
--------------------------------------------------------------------------------
   TOTAL PERSONAL CREDIT                         $ 23,199
--------------------------------------------------------------------------------
   SECURITY BROKERS & DEALERS - 4.3%
   Goldman Sachs
       5.594%, 11/10/97 (A)        3,000            3,001
   Merrill Lynch
       5.680%, 11/17/97 (A)        5,000            5,000
       5.680%, 12/26/97 (A)       10,000           10,000
       5.720%, 01/17/98 (A)        5,000            5,000
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   TOTAL SECURITY BROKERS & DEALERS              $ 23,001
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TOTAL CORPORATE OBLIGATIONS
   (Cost $183,928)                               $183,928
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                                                                               2

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


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                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS - 17.5%
   CALIFORNIA - 6.1%
   Riverside County, LOC:
      CommerzBank (COP)
       5.650%, 11/06/97 (A)      $ 8,000          $ 8,000
   Oakland Alameda County (CIBC)
       5.560%, 11/21/97           16,680           16,680
       5.600%, 12/01/97            7,850            7,850
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   TOTAL CALIFORNIA                               $32,530
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   ILLINOIS - 1.9%
   Illinois Health Facilities (MBIA)
       5.554%, 11/15/97 (A)       10,000           10,000
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   TOTAL ILLINOIS                                 $10,000
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   MASSACHUSETTS - 4.4%
   Massachusetts State Industrial
      Financial Agency, LOC: UBS
       5.580%, 11/13/97           23,510           23,510
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   TOTAL MASSACHUSETTS                            $23,510
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   NEW JERSEY - 0.9%
   New Jersey Economic Development
      Authority, LOC: CoreStates
       5.750%, 11/15/97 (A)        4,800            4,800
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   TOTAL NEW JERSEY                               $ 4,800
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   NEW YORK - 2.8%
   New York City (GO) (FGIC)
       5.768%, 11/21/97           10,000           10,000
       5.650%, 12/10/97            5,000            5,000
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   TOTAL NEW YORK                                 $15,000
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   NORTH CAROLINA - 1.2%
   Durham, Series B (COP)
       5.510%, 11/05/97 (A)        1,500            1,500
   Winston-Salem (COP)
       5.560%, 11/10/97            5,000            5,000
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   TOTAL NORTH CAROLINA                           $ 6,500
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   PENNSYLVANIA - 0.2%
   Economic Development Financing
      Authority, LOC: PNC (RB)
       5.600%, 11/06/97 (A)          700              700
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   TOTAL PENNSYLVANIA                             $   700
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TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $93,040)                                 $93,040
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--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 8.2%
   Amoco 95
       5.590%, 11/21/97         $ 20,000          $20,000
   GECC
       5.540%, 11/03/97           15,000           14,995
   Nacional Financera, Snc
       5.530%, 02/18/98            9,000            8,849
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TOTAL COMMERCIAL PAPER
   (Cost $43,844)                                 $43,844
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 4.7%
   Federal Home Loan Bank
       5.510%, 12/03/97           25,000           24,878
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TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $24,878)                                 $24,878
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 10.9%
   ABN-Amro
       5.980%, 03/19/98            5,000            5,002
   Bank of America
       5.940%, 10/22/98            5,000            4,997
   Bankers Trust
       5.910%, 08/07/98            5,000            4,999
   Deutsche Bank
       5.940%, 10/21/98            5,000            4,998
       5.940%, 10/23/98            8,000            7,996
   Rabo Bank
       6.050%, 03/27/98            5,000            5,004
   Royal Bank of Canada
       6.200%, 04/06/98            5,000            4,999
       6.150%, 05/08/98            5,000            4,999
   Societe Generale
       5.850%, 03/03/98           10,000            9,999
       6.180%, 05/06/98            5,000            5,000
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TOTAL CERTIFICATES OF DEPOSIT
   (Cost $57,993)                                 $57,993
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ASSET-BACKED SECURITIES - 1.2%
   PNC Student Loan Trust
       5.596%, 11/25/97 (A)        6,410            6,410
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TOTAL ASSET-BACKED SECURITIES
   (Cost $6,410)                                  $ 6,410
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BONDS & NOTES - 11.1%
   ABTmrl 96 Series A-5
       5.635%, 11/15/97 (A) (B)   10,000           10,000
   Associates Corporation of
      North America
       8.375%, 01/15/98            8,825            8,869

Statement of Net Assets (unaudited)

Money Market Portfolio (concluded)
--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Bank of America
       5.650%, 11/03/97 (A)     $ 15,000         $ 14,997
   Bankers Trust, New York
       5.700%, 11/03/97 (A) (B)    5,000            5,000
   Beta Finance
       5.710%, 01/14/98 (A) (B)   10,000           10,000
   First USA Bank
       5.950%, 01/07/98 (A)       10,000           10,004
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TOTAL BONDS & NOTES
   (Cost $58,870)                                $ 58,870
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 11.3%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $50,023,833 (collateralized by
      U.S. Treasury Bond: total
      market value $53,184,988)   50,000           50,000
   Goldman Sachs
      5.250%, dated 10/31/97, matures
      11/03/97, repurchase price
      $4,863,253 (collateralized by
      U.S. Treasury Note: total
      market value $4,961,759)     4,861            4,861
   Goldman Sachs
      5.700%, dated 10/31/97,
      matures 11/03/97, repurchase
      price $5,002,375 (collateralized
      by U.S. Treasury Note: total
      market value $5,103,508)     5,000            5,000
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TOTAL REPURCHASE AGREEMENTS
   (Cost $59,861)                                $ 59,861
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
   (Cost $528,824)                               $528,824
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.5%           $2,872
================================================================================

--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 272,118,414
   outstanding shares
   of beneficial interest                        $272,109
Portfolio Shares of Retail Class
   (unlimited authorization --
   no par value) based
   on 159,382,991
   outstanding shares
   of beneficial interest                         159,378
Portfolio Shares of Institutional II Class
   (unlimited authorization --
   no par value) based
   on 100,174,917
   outstanding shares
   of beneficial interest                         100,174
Undistributed net investment income                    47
Accumulated net realized loss
   on investments                                     (12)
================================================================================
TOTAL NET ASSETS -- 100.0%                       $531,696
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                  $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
CIBC--CANADIAN IMPERIAL BANK CORPORATION
COP--CERTIFICATE OF PARTICIPATION
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
GO--GENERAL OBLIGATION
LOC--LETTER OF CREDIT
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

ARK Funds: Tax-Free Money Market Portfolio

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Fixed Rate Municipal  Obligations -- 49%
Variable Rate Municipal Obligations -- 51%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 96.5%
   ARIZONA - 0.1%
   Maricopa County, Pollution
      Control Authority, Arizona
      Public Services, Series E, LOC:
      Bank of America (RB)
       4.200%, 11/03/97 (A)      $   200          $   200
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   TOTAL ARIZONA                                  $   200
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   CALIFORNIA - 4.6%
   California State (RAN)
       4.500%, 06/30/98            5,000            5,021
   California State, School Cash
      Reserve Program (TAN)
      (AMBAC)
       4.750%, 07/02/98            2,000            2,011
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   TOTAL CALIFORNIA                                $7,032
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   COLORADO - 2.7%
   Colorado State Educational
      Facilities Authority, Pro
      Rodeo Hall of Fame Project,
      LOC: Bank One (RB)
       3.700%, 11/06/97 (A)        2,430            2,430
   Colorado State Student
      Obligations Bond Authority,
      LOC: SLMA (RB)
       3.600%, 11/05/97 (A)        1,775            1,775
--------------------------------------------------------------------------------
   TOTAL COLORADO                                  $4,205
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   DISTRICT OF COLUMBIA - 4.9%
   District of Columbia, LOC:
      Morgan Guaranty (TRAN)
       4.500%, 09/30/98         $  2,000          $ 2,011
   District of Columbia, LOC:
      UBS (TRAN)
       4.500%, 09/30/98            2,000            2,011
   District of Columbia, Series A-1,
      LOC: National Westminster
      (GO)
       4.250%, 11/03/97 (A)        2,600            2,600
   District of Columbia, Series A-5,
      LOC: Bank of Nova
      Scotia (GO)
       4.250%, 11/03/97 (A)          200              200
   District of Columbia, Series A-6,
      LOC: National Westminster
      (GO)
       4.250%, 11/03/97 (A)          300              300
   District of Columbia, Series 1992
      A-2, LOC: Bank of
      Nova Scotia (GO)
       4.250%, 11/03/97 (A)          200              200
   District of Columbia, Series 1992
      A-4, LOC: Toronto
      Dominion (GO)
       4.250%, 11/03/97 (A)          200              200
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   TOTAL DISTRICT OF COLUMBIA                     $ 7,522
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   FLORIDA - 10.7%
   Florida State Housing Finance
      Authority (RB) (Fannie Mae)
       3.600%, 11/05/97 (A)        2,200            2,200
   Jacksonville, Electric Authority,
      LOC: Credit Suisse (TECP)
       3.700%, 12/10/97            1,050            1,050
       3.850%, 12/12/97            5,000            5,000
   Lee County, Housing Finance
      Authority (RB) (Fannie Mae)
       3.600%, 11/05/97 (A)        1,685            1,685
   Sunshine State Government
      Financing Commission (TECP)
       3.650%, 02/18/98            5,000            5,000
      LOC: Morgan Guaranty
       3.700%, 12/08/97              450              450
      LOC: Nations West
       3.700%, 12/08/97              450              450
      LOC: UBS
       3.700%, 12/08/97              450              450
--------------------------------------------------------------------------------
   TOTAL FLORIDA                                  $16,285
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   GEORGIA - 5.0%
   Atlanta, Airport Facilities
      (RB) (AMBAC)
       5.000%, 01/01/98           $3,750          $ 3,758
   Chatham County, Hospital
      Authority, Medical Center-A
      (RB) (AMBAC)
       4.150%, 01/01/98            1,000            1,001
   DeKalb County, Housing
      Authority, Winters Creek
      Apartments Project
      (RB) (Fannie Mae)
       3.650%, 11/05/97 (A)        1,500            1,500
   DeKalb County, Industrial
      Development Authority,
      LOC: PNC (RB)
       3.800%, 11/06/97 (A)        1,300            1,300
--------------------------------------------------------------------------------
   TOTAL GEORGIA                                  $ 7,559
--------------------------------------------------------------------------------
   ILLINOIS - 0.4%
   Elmhurst, Joint Commission on
      Accreditation of Health Bank,
      LOC: Sanwa Bank (RB)
       3.700%, 11/06/97 (A)          630              630
--------------------------------------------------------------------------------
   TOTAL ILLINOIS                                 $   630
--------------------------------------------------------------------------------
   INDIANA - 0.1%
   Hammond, Pollution Control
      Revenue, Amoco Oil Project,
      (RB)
       4.200%, 11/03/97 (A)          200              200
--------------------------------------------------------------------------------
   TOTAL INDIANA                                  $   200
--------------------------------------------------------------------------------
   IOWA - 4.3%
   Iowa School Corporation, Warrant
      Certificates Anticipation Notes,
      Series B (FSA) (RAN)
       4.250%, 01/30/98            2,750            2,754
   Iowa State Warrant Certificates
      Cash Anticipation Program,
      State Aid Withholding,
      Credit Support: FSA
       4.500%, 06/26/98            3,800            3,815
--------------------------------------------------------------------------------
   TOTAL IOWA                                     $ 6,569
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   KENTUCKY - 6.0%
   Jefferson County, Industrial
      Development Revenue Authority,
      Bel Knap Project, LOC:
      Chase Manhattan Bank
       3.700%, 11/03/97 (A)       $1,298         $  1,298
   Jefferson County, Pollution
      Control Revenue, Credit
      Support: Louisville Gas
      & Electric (TECP)
       3.700%, 12/08/97            4,300            4,300
   Pendleton County,
      LOC: PNC (RB)
       3.950%, 07/01/98 (A)        1,000            1,000
   Trimble County, Pollution
      Control Revenue, Guarantor:
      Louisville Gas & Electric
      (TECP)
       3.800%, 12/05/97            2,500            2,500
--------------------------------------------------------------------------------
   TOTAL KENTUCKY                                 $ 9,098
--------------------------------------------------------------------------------
   MARYLAND - 14.9%
   Anne Arundel County,
      Pre-refunded @ 102 (GO)
       6.700%, 06/01/98 (B)        1,125            1,165
   Baltimore, Industrial Development
      Authority, LOC: Dai Ichi
      Kango Bank (RB)
       3.900%, 11/05/97 (A)        6,000            6,000
   Baltimore County, Pollution
      Control Revenue (TECP)
       3.750%, 01/15/98            3,000            3,000
   Howard County, Public
      Improvements (TECP)
       3.700%, 11/13/97            5,000            5,000
   Maryland State Health & Higher
      Education, LOC: Sanwa (TECP)
       3.850%, 11/13/97            2,412            2,412
   Maryland State Health & Higher
      Education, Hospital & University
      Improvements, LOC: FNB
      Chicago (RB)
       3.650%, 11/05/97 (A)        1,100            1,100
   Maryland State Health & Higher
      Education, Pooled Loan
      Project, Series D (RB)
       3.650%, 11/06/97 (A)        3,000            3,000
   Washington Suburban Sanitary
      District, General Construction,
      Pre-refunded @ 102 (RB)
       7.400%, 12/01/97 (B)        1,000            1,023
--------------------------------------------------------------------------------
   TOTAL MARYLAND                                 $22,700
--------------------------------------------------------------------------------

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   MINNESOTA - 4.9%
   Minneapolis, LOC: Bayerische
      Vereinsbank (GO)
       3.640%, 11/03/97 (A)       $1,800          $ 1,800
   Minnesota School Districts,
      Tax & Aid Anticipation,
      LOC: SD Credit Program
       3.850%, 09/03/98            1,000            1,000
   University of Minnesota, DC Trust,
      Series 1997A (RB)
       3.750%, 11/05/97 (A)        4,700            4,700
--------------------------------------------------------------------------------
   TOTAL MINNESOTA                                $ 7,500
--------------------------------------------------------------------------------
   MISSOURI - 2.5%
   Columbia, Series A, LOC: Toronto
      Dominion (RB)
       3.650%, 11/05/97 (A)        1,000            1,000
   Missouri State Health &
      Educational Facilities Authority,
      Washington University Project,
      Series A, LOC: Morgan (RB)
       4.200%, 11/03/97 (A)        1,200            1,200
      Series B, LOC: Morgan (RB)
       4.200%, 11/03/97 (A)          800              800
   Missouri State Health Facilities
      Revenue, Pre-refunded @ 100
      (RB) (FGIC)
       6.875%, 12/01/97 (B)          900              902
--------------------------------------------------------------------------------
   TOTAL MISSOURI                                 $ 3,902
--------------------------------------------------------------------------------
   MONTANA - 1.3%
   Forsyth, Portland General Electric,
      Colstrip Project,
      LOC: Swiss Bank (RB)
       3.600%, 11/05/97 (A)        1,000            1,000
   Forsyth, Portland General Electric,
      Colstrip Project, Series 1983-A,
      LOC: Swiss Bank (RB)
       3.600%, 11/05/97 (A)        1,000            1,000
--------------------------------------------------------------------------------
   TOTAL MONTANA                                  $ 2,000
--------------------------------------------------------------------------------
   NEVADA - 0.6%
   Clark County, Airport
      Improvement Authority,
      Series A (RB) (MBIA)
       3.600%, 11/05/97 (A)        1,000            1,000
--------------------------------------------------------------------------------
   TOTAL NEVADA                                   $ 1,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   NEW JERSEY - 0.7%
   New Jersey, Wastewater Treatment
      Trust, Series B, Pre-refunded @ 102
      (RB)
       7.250%, 05/15/98 (B)       $  985          $ 1,021
--------------------------------------------------------------------------------
   TOTAL NEW JERSEY                               $ 1,021
--------------------------------------------------------------------------------
   NORTH CAROLINA - 6.7%
   Durham, Water & Sewer Utility
      System (RB)
       3.700%, 11/05/97 (A)        2,000            2,000
   Raleigh Durham, Airport
      Authority, LOC: Royal
      Bank of Canada (RB)
       4.200%, 11/03/97 (A)          700              700
   Raleigh Durham, Airport Authority,
      American Airlines Project,
      LOC: Royal Bank of
      Canada (RB)
       4.200%, 11/03/97 (A)          600              600
   University of North Carolina,
      Chapel Hill Project,
      SPA: NationsBank (RB)
       3.650%, 11/05/97 (A)        3,900            3,900
   Winston Salem (COP)
       3.650%, 11/06/97 (A)        3,000            3,000
--------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                           $10,200
--------------------------------------------------------------------------------
   PENNSYLVANIA - 5.1%
   Allegheny County, Grant Anticipation
      Note, Series A, LOC: PNC
       3.850%, 06/30/98            2,000            2,000
   Bucks County, Industrial
      Development Authority,
      LOC: ABN-Amro (RB)
       3.700%, 11/05/97 (A)        2,200            2,200
   Lehigh County, Industrial
      Development Authority, Series A,
      LOC: Rabo Bank (RB)
       3.700%, 11/05/97 (A)        1,600            1,600
   Philadelphia, Hospital & Higher
      Education Authority, Pennsylvania
      Hospital Project,
      Series C (RB) (FGIC)
       3.950%, 07/01/98            1,000            1,000
   Wyomissing, School District,
      Pre-refunded @ 100
      (GO) (FGIC)
       5.400%, 11/01/97 (B)        1,010            1,010
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                             $ 7,810
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Tax-Free Money Market Portfolio (concluded)

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   SOUTH CAROLINA - 2.0%
   South Carolina Public Service
      Authority, LOC:
      NationsBank (TECP)
       3.800%, 12/05/97           $3,000         $  3,000
--------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                          $  3,000
--------------------------------------------------------------------------------
   TENNESSEE - 1.0%
   Jefferson County, Industrial
      Development Authority, Ball
      Corporation Project,
      LOC: PNC (RB)
       3.800%, 11/06/97 (A)        1,500            1,500
--------------------------------------------------------------------------------
   TOTAL TENNESSEE                               $  1,500
--------------------------------------------------------------------------------
   TEXAS - 14.1%
   Georgetown, Higher Education
      Financing Authority, Southwestern
      University Project, Series 1984,
      (RB)
       3.650%, 11/05/97 (A)        3,000            3,000
   Gulf Coast County, Waste Disposal
      Authority, Exxon Baytown
      Project (RB)
       4.200%, 11/03/97 (A)          100              100
   Harris County, Health Facilities
      Development, St. Luke's
      Episcopal Project (RB) (ETM)
       7.625%, 02/15/98            1,000            1,011
   North Central Texas, Health
      Facilities Development,
      LOC: MBIA (TECP)
       3.750%, 12/10/97            3,000            3,000
   Port Corpus Christi, Industrial
      Development, Series A,
      LOC: Bank of Montreal (RB)
       3.700%, 11/05/97 (A)        3,000            3,000
   Texas State, Series A (TRAN)
       4.750%, 08/31/98            8,000            8,059
   Texas State Higher Education
      Authority, Series B (RB)
      (FGIC)
       3.650%, 11/05/97 (A)        2,465            2,465
   Texas State Public Finance
      Authority (RB) (MBIA)
       6.400%, 02/01/98              850              855
--------------------------------------------------------------------------------
   TOTAL TEXAS                                   $ 21,490
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   UTAH - 1.2%
   Emery County, Pacificorp Project,
      Series 1991, LOC: Credit Suisse
      (RB)
       3.600%, 11/05/97 (A)       $1,900         $  1,900
--------------------------------------------------------------------------------
   TOTAL UTAH                                    $  1,900
--------------------------------------------------------------------------------
   VERMONT - 2.7%
   Vermont, Educational & Health
      Buildings, Capital Asset Financing,
      Program Series 1, LOC:
      CoreStates (RB)
       3.700%, 11/06/97 (A)        4,100            4,100
--------------------------------------------------------------------------------
   TOTAL VERMONT                                 $  4,100
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
   (Cost $147,423)                               $147,423
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.5%
   (Cost $147,423)                               $147,423
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 3.5%         $  5,281
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 106,561,373
   outstanding shares
   of beneficial interest                         106,556
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 25,593,414
   outstanding shares of
   beneficial interest                             25,592
Portfolio Shares of Institutional II Class
   (unlimited authorization --
   no par value) based on 20,548,832
   outstanding shares of
   beneficial interest                             20,548
Undistributed net investment income                     8
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                        $152,704
================================================================================

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
--------------------------------------------------------------------------------
Description                                          Value
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS            $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                   $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL II CLASS         $1.00
================================================================================
(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF
    NET ASSETS.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP--CERTIFICATES OF PARTICIPATION
ETM--ESCROWED TO MATURITY
FGIC--FINANCIAL
GUARANTY INSURANCE COMPANY
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
LOC--LETTER OF CREDIT
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RAN--REVENUE ANTICIPATION NOTE
RB--REVENUE BOND
SLMA--STUDENT LOAN MARKETING ASSOCIATION
SPA--STANDBY PURCHASE AGREEMENT
TAN--TAX ANTICIPATION NOTE
TECP--TAX EXEMPT COMMERCIAL PAPER
TRAN--TAX & REVENUE ANTICIPATION NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ARK Funds: U.S. Government Money Market Portfolio

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

U.S. Government Agency Obligations -- 34%
Variable Rate U.S. Government Agency  Obligations -- 19%
Repurchase Agreements -- 47%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.2%
   Fannie Mae
       5.580%, 11/01/97 (B)   $   25,000       $   24,996
       5.590%, 11/01/97 (B)       25,000           24,995
       5.565%, 11/03/97 (B)       25,000           24,990
       5.510%, 11/06/97 (A)       35,000           34,973
       5.558%, 11/19/97 (B)       25,000           24,999
       5.435%, 02/26/98 (A)       25,000           24,558
       7.000%, 07/13/98           29,000           29,243
   Federal Farm Credit Bank
       5.520%, 11/01/97 (B)       15,000           14,992
       5.550%, 11/01/97 (B)       25,000           24,997
       5.570%, 11/01/97 (B)       25,000           24,993
       6.050%, 05/01/98           10,000            9,998
   Federal Home Loan Bank
       5.700%, 11/04/97 (B) (C)   25,000           24,990
       5.570%, 11/05/97 (B)       25,000           24,993
       5.420%, 12/02/97           10,000            9,999
       5.430%, 12/03/97 (A)       25,000           24,879
       5.510%, 12/03/97 (A)       75,000           74,633
       5.480%, 12/10/97 (A)       40,000           39,763
       5.710%, 01/21/98           10,000            9,999
       5.435%, 02/20/98 (A)       35,000           34,413
       5.425%, 03/06/98 (A)       50,000           49,058
       5.420%, 04/24/98 (A)       50,000           48,690
       5.700%, 10/23/98           25,000           24,985
   Federal Home Loan Mortgage
      Corporation
       5.715%, 03/17/98           10,000            9,995
       5.950%, 06/19/98           10,000            9,997
   Student Loan Marketing
      Association
       5.600%, 11/04/97 (B)       25,000           24,993
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $675,121)                               $675,121
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

U.S. Government Money Market
Portfolio (concluded)
--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 48.1%
   First Boston
      5.720%, dated 10/31/97,
      matures 11/03/97,
      repurchase price
      $305,145,383
      (collateralized by
      U.S. Treasury Bonds:
      total market
      value $312,666,398)       $305,000         $305,000
   Goldman Sachs
      5.250%, dated 10/31/97,
      matures 11/03/97,
      repurchase price
      $3,530,210 (collateralized
      by various U.S. Treasury
      instruments: total
      market value $3,599,241)     3,529            3,529
   Goldman Sachs
      5.700%, dated 10/31/97,
      matures 11/03/97, repurchase
      price $290,137,750
      (collateralized by various
      U.S. Treasury instruments:
      total market value
      $295,800,116)              290,000          290,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $598,529)                             $  598,529
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.3%
   (Cost $1,273,650)                           $1,273,650
================================================================================
OTHER ASSETS AND LIABILITIES, NET - (2.3%)     $  (28,215)
================================================================================
--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization --
   no par value) based on
   1,167,551,251 outstanding
   shares of beneficial interest               $1,167,536
Portfolio Shares of Retail Class
   (unlimited authorization --
    no par value) based
   on 7,804,206 outstanding
   shares of beneficial interest                    7,804
Portfolio Shares of Institutional II Class
   (unlimited authorization --
   no par value) based on 70,061,189
   outstanding shares
   of beneficial interest                          70,061
Undistributed net investment income                    59
Accumulated net realized loss
   on investments                                     (25)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                     $1,245,435
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                  $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) THE ANNUALIZED DISCOUNT YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.
(B) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) WHEN ISSUED SECURITY TOTAL COST $24,990,318.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
ARK Funds: U.S. Treasury Money Market Portfolio

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

U.S. Treasury Bills -- 15%
U.S. Treasury Notes -- 85%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                 Principal
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 91.8%
   U.S. Treasury Bills
       5.335%, 01/08/98 (A)    $   1,654      $     1,637
       5.345%, 02/05/98            1,675            1,651
       5.045%, 03/05/98              183              180
       5.080%, 03/05/98              559              549
       5.090%, 03/05/98            5,369            5,275
       5.030%, 04/02/98            1,727            1,690
       5.100%, 04/09/98           18,171           17,762
       5.090%, 04/16/98           16,901           16,504
       5.110%, 04/16/98            1,833            1,790
       5.115%, 04/16/98            1,116            1,090
       5.195%, 08/20/98            3,068            2,939
   U.S. Treasury Notes
       7.375%, 11/15/97           70,000           70,040
       5.375%, 11/30/97           25,000           24,998
       5.375%, 12/01/97           75,000           75,002
       5.000%, 01/31/98           10,000            9,989
       8.125%, 02/15/98           75,000           75,545
       5.875%, 04/30/98           20,000           20,046
       5.250%, 07/31/98           13,000           12,962
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $339,649)                               $339,649
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 91.8%
   (Cost $339,649)                               $339,649
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 8.2%         $ 30,205
================================================================================

--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization --
   no par value) based on
   252,295,564 outstanding
   shares of beneficial interest                 $252,285
Portfolio Shares of Retail Class
   (unlimited authorization --
   no par value) based
   on 29,200,579 outstanding
   shares of beneficial interest                   29,201
Portfolio Shares of Institutional II Class
   (unlimited authorization --
   no par value) based on 88,364,673
   outstanding shares
   of beneficial interest                          88,361
Undistributed net investment income                    26
Accumulated net realized loss
   on investments                                     (19)
================================================================================
TOTAL NET ASSETS -- 100.0%                       $369,854
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS           $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                  $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL II CLASS        $1.00
================================================================================
(A) THE ANNUALIZED DISCOUNT YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statement of Net Assets (unaudited)

ARK Funds: Short-Term Treasury Portfolio

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

U.S. Treasury Bill -- 1%
U.S. Treasury Bond -- 14%
U.S. Treasury Notes -- 85%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                 Principal        Market
Description                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 99.3%
   U.S. Treasury Bill
       5.260%, 08/20/98 (A)     $     54      $        52
   U.S. Treasury Bond
       6.000%, 08/15/99            5,376            5,405
   U.S. Treasury Notes
       6.250%, 07/31/98            1,180            1,186
       5.875%, 08/15/98               69               69
       6.000%, 09/30/98            5,800            5,823
       5.875%, 10/31/98              251              252
       5.625%, 11/30/98            3,355            3,356
       5.750%, 12/31/98            1,000            1,001
       5.875%, 01/31/99            2,436            2,443
       5.875%, 02/28/99            2,000            2,006
       5.875%, 08/31/99            1,640            1,645
       5.875%, 11/15/99            5,379            5,399
       6.375%, 05/15/00            4,000            4,062
       6.000%, 08/15/00            3,000            3,024
       8.750%, 08/15/00            4,000            4,305
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $39,851)                                 $40,028
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
   (Cost $39,851)                                 $40,028
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.7%          $   267
================================================================================

--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,304,800
   outstanding shares
   of beneficial interest                         $23,050
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 1,702,893
   outstanding shares
   of beneficial interest                          17,060
Undistributed net investment income                     1
Accumulated net realized gain
   on investments                                       7
Net unrealized appreciation on investments            177
================================================================================
TOTAL NET ASSETS -- 100.0%                        $40,295
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.06
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $10.05
================================================================================
(A) THE ANNUALIZED DISCOUNT YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENTS OF NET ASSETS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
ARK Funds: Maryland Tax-Free Portfolio

[PHOTO OMITTED]

Susan L. Schnaars,
CPA, CFA
Portfolio Manager
SUSAN L. SCHNAARS HAS OVER TEN YEARS OF FIXED INCOME ANALYSIS AND PORTFOLIO MANAGEMENT EXPERIENCE. SHE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND IS RESPONSIBLE FOR MANAGING SEVERAL LARGE INSTITUTIONAL ACCOUNTS. MS. SCHNAARS IS RESPONSIBLE FOR THE MARYLAND & PENNSYLVANIA TAX-FREE PORTFOLIOS AND IS CO-MANAGER OF THE INCOME AND THE INTERMEDIATE FIXED INCOME PORTFOLIOS.

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 98.4%
   MARYLAND - 89.1%
   Alleghany County, Public
      Improvements, Callable
      03/01/07 @ 101 (GO) (AMBAC)
       5.300%, 03/01/12           $1,190           $1,215
   Anne Arundel County, Callable
      09/01/06 @ 101 (GO)
       5.000%, 09/01/10            1,500            1,511
   Baltimore, Series A, Callable
      04/01/03 @ 102 (COP) (MBIA)
       5.200%, 04/01/04              750              782
   Baltimore, Series B (GO) (MBIA)
       7.000%, 10/15/03            1,000            1,141
   Baltimore, Port Facilities-DuPont,
      Callable 04/01/02 @ 103 (RB)
       6.500%, 10/01/11            1,000            1,094
   Baltimore, Water Project, Series A,
      Callable 07/01/06 @ 101
      (RB) (FGIC)
       5.500%, 07/01/26            1,500            1,524
   Baltimore, Water Utility Revenue,
      Pre-refunded @ 100 (GO)
      (MBIA)
       6.500%, 07/01/00 (A)        1,700            1,802
   Baltimore County, Callable
      06/16/97 @ 102 (COP)
       6.900%, 12/01/99            1,000            1,012
   Baltimore County,
      Baltimore Gas & Electric (TECP)
       3.850%, 01/08/98            1,100            1,100
   Baltimore County, Consolidated
      Public Improvements,
      Callable 06/01/06 @ 101 (GO)
       5.500%, 06/01/16            2,000            2,055
   Baltimore County, Pension Funding,
      Callable 07/01/98 @ 102 (GO)
       6.700%, 07/01/11            1,000            1,036

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Cash -- 1%
Fixed Rate Municipal Obligations -- 99%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Calvert County, Pollution Control,
      Baltimore Gas & Electric Project,
      Callable 07/15/04 @ 102 (RB)
       5.550%, 07/15/14           $2,500           $2,556
   Calvert County, Public & School
      Improvements, Callable
      01/01/06 @ 101 (GO)
       5.750%, 01/01/11            1,900            2,004
   Carroll County, Pre-refunded
      @ 102 (GO)
       7.250%, 10/01/00 (A)          500              551
   Carroll County, Consolidated
      Public Improvements,
      Pre-refunded @ 102 (GO)
       6.250%, 11/01/01 (A)        1,000            1,094
   Charles County, Callable
      03/01/05 @ 101 (GO)
       5.700%, 03/01/10              750              790
   Cumberland, Series A, Callable
      05/01/04 @ 102 (RB) (FGIC)
       5.125%, 05/01/13            1,000            1,012
   Frederick, Callable 12/01/02 @ 102
      (GO) (FGIC)
       6.125%, 12/01/06            1,000            1,089
       6.125%, 12/01/07              500              543
   Frederick County, Callable
      07/01/02 @ 102 (GO)
       5.700%, 07/01/09            1,000            1,045
   Frederick County, Series B,
      Callable 07/01/02 @ 102 (GO)
       6.300%, 07/01/07            1,000            1,086
       6.300%, 07/01/08            2,000            2,162

Statement of Net Assets (unaudited)

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Gaithersburg, Hospital & Nursing
      Home Improvements, Shady
      Grove, Callable 09/01/05 @ 102
      (RB) (FSA)
       6.000%, 09/01/22           $1,000           $1,047
   Howard County, Series B (GO)
       5.800%, 08/15/01              500              529
   Howard County, Consolidated
      Public Improvements, Series A,
      Callable 02/15/03 @ 101 (GO)
       5.200%, 02/15/04            1,000            1,048
   Maryland State (GO)
       6.700%, 07/15/00              500              534
   Maryland State, Callable
      10/15/01 @ 101 (GO)
       5.900%, 10/15/04            1,000            1,061
      10/15/01 @ 102 (GO)
       6.100%, 10/15/06            1,500            1,611
   Maryland State & Local Facilities
      Authority, Callable 08/01/07
      @ 101 (GO)
       5.000%, 08/01/09            1,000            1,020
   Maryland State & Local Facilities
      Authority, First Series, Callable
      02/01/03 @ 100 (GO)
       5.300%, 02/01/04            1,000            1,041
   Maryland State & Local Facilities
      Authority, Second Series AA,
      Callable 06/01/04 @ 101.5 (GO)
       5.500%, 06/01/08            1,500            1,586
   Maryland State Community
      Development Administration,
      Housing & Community
      Development, Callable
      04/01/07 @ 101.5 (RB)
       5.600%, 03/01/17            1,000            1,016
   Maryland State Community
      Development Administration,
      Single Family Program,
      Callable 04/01/07 @ 101.5 (RB)
       5.050%, 04/01/08            1,000            1,015
   Maryland State Department of
      Transportation, Public
      Improvements, Callable
      09/01/00 @ 100.75 (RB)
       6.100%, 09/01/01            2,000            2,118
   Maryland State Doctors Community
      Hospital, Health Improvements,
      Callable 07/01/03 @ 100 (RB)
       5.500%, 07/01/24            2,000            1,925
   Maryland State Health & Higher
      Education Facilities Authority,
      Callable 07/01/07 @ 102
      (RB)
       5.500%, 07/01/17 (B)        2,250            2,216
--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Maryland State Health & Higher
      Education Facilities Authority,
      Health Improvements, Peninsula
      Regional Medical Center Project,
      Callable 07/01/03 @ 102 (RB)
       5.000%, 07/01/08           $1,000           $  979
   Maryland State Health & Higher
      Education Facilities Authority,
      Hospital Improvements, North
      Arundel Project, Callable
      07/01/03 @ 102 (RB) (MBIA)
       6.000%, 07/01/12              500              533
   Maryland State Health & Higher
      Education Facilities Authority,
      Howard County General Hospital
      Project, Callable 07/01/03
      @ 102 (RB)
       5.500%, 07/01/13            1,000            1,003
   Maryland State Health & Higher
      Education Facilities Authority,
      Johns Hopkins University Project,
      Callable 07/01/98 @ 102 (RB)
       7.375%, 07/01/08            1,000            1,041
   Maryland State Health & Higher
      Education Facilities Authority,
      Johns Hopkins Hospital Project,
      Callable 11/15/98 @ 102 (RB)
       7.375%, 07/01/09            1,000            1,049
   Maryland State Health & Higher
      Education Facilities Authority,
      Loyola College Project, Series A,
      Callable 10/01/06 @ 102
      (RB) (MBIA)
       5.375%, 10/01/11              950              981
   Maryland State Health & Higher
      Education Facilities Authority,
      Loyola College Project, Series A,
      Callable 10/01/06 @ 102
      (RB) (MBIA)
       5.375%, 10/01/26            1,500            1,515
   Maryland State Health & Higher
      Education Facilities Authority,
      Mercy Medical Center Project,
      Callable 07/01/03 @ 102
      (RB) (AMBAC)
       5.750%, 07/01/15            2,000            2,080
   Maryland State Health & Higher
      Education Facilities Authority,
      Pickersgill Project, Series A,
      Callable 01/01/07 @ 102 (RB)
       6.000%, 01/01/15            1,500            1,566
   Maryland State Health & Higher
      Education Facilities Authority,
      Sinai Hospital Project, Callable
      07/01/03 @ 102 (RB) (AMBAC)
       5.200%, 07/01/04            1,000            1,045

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
--------------------------------------------------------------------------------
                                 Principal        Market
Description                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
   Maryland State Health & Higher
      Education Facilities Authority,
      University of Maryland Medical
      Systems Project, Callable 07/01/03
      @ 102 (RB) (FGIC)
       5.300%, 07/01/05           $1,000           $1,045
   Maryland State Health & Higher
      Education Facilities Authority,
      University of Maryland Medical
      Systems Project, Series A,
      Pre-refunded @ 102
      (RB) (FGIC)
       7.000%, 07/01/01 (A)        1,000            1,113
   Maryland State Industrial
      Development Financing
      Authority, Holy Cross Health
      Systems Project (RB)
       5.000%, 12/01/03            1,000            1,029
   Maryland State Stadium Authority,
      Sports Facility, Callable
      03/01/06 @ 101 (RB) (AMBAC)
       5.500%, 03/01/12            1,000            1,038
   Maryland State Transportation
      Authority, Callable 07/01/02
      @ 100 (RB)
       5.750%, 07/01/15            3,000            3,038
   Maryland State Transportation
      Authority, Baltimore/Washington
      International Airport Project,
      Callable 07/01/04 @ 102
      (RB) (FGIC)
       6.000%, 07/01/07            1,000            1,098
   Maryland State Water Quality
      Financing Administration,
      Revolving Loan Fund, Series A,
      Callable 09/01/05 @ 100 (RB)
       5.500%, 09/01/12            1,250            1,284
      Callable 09/01/02 @ 101 (RB)
       6.550%, 09/01/14              945            1,019
   Montgomery County, Consolidated
      Public Improvements, Series A,
      Callable 10/01/04 @ 102 (GO)
       6.000%, 10/01/09            2,000            2,183
   Montgomery County, Parking
      Authority, Silver Spring Parking
      Lot Project, Series A, Callable
      06/01/02 @ 102 (RB) (FGIC)
       6.250%, 06/01/09              500              541
   Montgomery County, Public
      Improvements, Series A (GO)
       5.800%, 07/01/07            1,000            1,103
      Callable 10/01/02 @ 102 (GO)
       5.500%, 10/01/06            1,000            1,060
--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Montgomery County, Single Family
      Mortgage Program, Series A,
      Callable 07/01/05 @ 102 (RB)
      (FHA/VA/FHLMC)
       6.350%, 07/01/14          $   150          $   162
   Prince Georges County,
      Consolidated  Public
      Improvements, Callable 03/15/03
      @ 102 (GO) (AMBAC)
       5.750%, 03/15/10              725              765
   Prince Georges County, Public
      Improvements (GO)
       7.000%, 01/15/98            1,000            1,006
   Prince Georges County, Public
      Improvements, Series A,
      Callable 03/01/02 @ 102
      (GO) (MBIA)
       6.000%, 03/01/07            1,450            1,557
   Prince Georges County, Solid
      Waste Management System,
      Callable 06/15/03 @ 102
      (RB) (FSA)
       5.000%, 06/15/04            1,000            1,029
   Prince Georges County, Water
      Utility Improvements, Stormwater
      Management Project, Callable
      03/15/03 @ 102 (GO)
       5.500%, 03/15/13            2,575            2,610
   Queens Annes County, Public
      Facilities, Callable 11/15/07
      @ 101 (GO) (FGIC)
       5.400%, 11/15/11            1,000            1,043
   Queens Annes County, School and
      Recreational Facilities
      Improvements, Callable 11/15/07
      @ 101 (GO) (FGIC)
       6.000%, 11/15/08            1,000            1,108
   St. Mary's County, Academic &
      Auxiliary Facilities, Callable
      09/01/07 @ 102 (RB) (MBIA)
       5.250%, 09/01/27            2,000            1,983
   University of Maryland, Equipment
      Loan Program, Second Series,
      Callable 06/01/02 @ 102 (RB)
       6.000%, 06/01/05              500              539
   University of Maryland, Medical
      Systems Project, Series A,
      Callable 04/01/05 @ 102 (RB)
       5.500%, 04/01/10            2,000            2,090
   University of Maryland, Medical
      Systems Project, Series B,
      Callable 10/01/02 @ 102 (RB)
       6.100%, 04/01/03              500              544
   Washington County, Public
      Improvements, Callable
      01/01/05 @ 102 (GO) (MBIA)
       5.800%, 01/01/15            1,250            1,314

Statement of Net Assets (unaudited)

Maryland Tax-Free Portfolio (concluded)

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Washington Suburban Sanitation
      District, General
      Construction (GO)
       5.000%, 06/01/09           $1,000        $   1,026
   Washington Suburban Sanitation
      District, General Construction,
      Callable  06/01/04 @ 102 (RB)
       5.000%, 06/01/11            1,000            1,006
   Washington Suburban Sanitation
      District, Sewer Improvements,
      Callable 06/01/03 @ 102 (GO)
       5.300%, 06/01/08            1,000            1,038
      Callable 06/01/06 @ 100 (GO)
       5.600%, 06/01/18            1,000            1,029
--------------------------------------------------------------------------------
   TOTAL MARYLAND                               $  93,163
--------------------------------------------------------------------------------
   PUERTO RICO - 8.8%
   Commonwealth of Puerto Rico,
      Public Improvements
      (GO) (MBIA)
       6.250%, 07/01/12            1,000            1,133
   Commonwealth of Puerto Rico,
      Public Improvements,
      Callable 07/01/07 @ 100
      (GO) (MBIA)
       5.375%, 07/01/25            2,075            2,067
   Puerto Rico Electric Power
      Authority, Callable 07/01/07
      @ 101.5 (RB) (MBIA)
       5.250%, 07/01/15            1,000            1,006
   Puerto Rico Public Building
      Authority, Callable 07/01/07
      @ 101.5 (RB) (MBIA)
       5.000%, 07/01/15            5,005            4,942
--------------------------------------------------------------------------------
   TOTAL PUERTO RICO                            $   9,148
--------------------------------------------------------------------------------
   TEXAS - 0.5%
   Austin, Utility Systems, Series A,
      (ETM) (RB)
       9.100%, 05/15/00              190              212
   Austin, Utility Systems,
      Un-refunded Balance,
      Series A (RB)
       9.100%, 05/15/00              310              347
--------------------------------------------------------------------------------
   TOTAL TEXAS                                   $    559
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
   (Cost $98,451)                                $102,870
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT - 1.0%
   Dreyfus Tax Exempt Cash
      Management               1,060,465         $  1,060
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (Cost $1,060)                                 $  1,060
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.4%
   (Cost $99,511)                                $103,930
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.6%         $    584
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 8,276,435 outstanding
   shares of beneficial interest                   79,481
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 1,992,031 outstanding
   shares of beneficial interest                   20,018
Accumulated net realized gain on investments          596
Net unrealized appreciation on investments          4,419
================================================================================
 TOTAL NET ASSETS -- 100.0%                      $104,514
================================================================================
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.18
================================================================================
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $10.18
================================================================================
 MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($10.18 / 95.50%) (C)                     $10.66
================================================================================
(A) THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE
    ON THE STATEMENT OF NET ASSETS.
(B) WHEN ISSUED SECURITY (TOTAL COST $2,227,813)
(C) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.50%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP--CERTIFICATES OF PARTICIPATION
ETM--ESCROWED TO MATURITY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
FHA--FEDERAL HOUSING ADMINISTRATION
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FSA--FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TECP--TAX EXEMPT COMMERCIAL PAPER
VA--VETERANS ADMINISTRATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


ARK Funds: Pennsylvania Tax-Free Portfolio

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Cash -- 1%
Variable Rate Municipal Obligations -- 2%
Fixed Rate Municipal Obligations -- 97%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                   Principal     Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES - 100.1%
   PENNSYLVANIA - 97.8%
   Abington, School District,
      Callable 05/15/07 @ 100
      (GO) (FGIC)
       5.300%, 05/15/21             $500             $497
   Allegheny County, Series C-39,
      Callable 05/01/02 @ 102
      (GO) (AMBAC)
       5.600%, 05/01/04              300              320
   Allegheny County, Hospital
      Development Authority, Pittsburgh
      Mercy Health System Project,
      Callable 08/15/06 @ 102
      (RB) (AMBAC)
       5.625%, 08/15/18              500              509
   Allegheny County, Hospital
      Development Authority,
      Presbyterian Health Center
      Project, Series C (RB)
      (MBIA)
       3.600%, 11/06/97 (A)          400              400
   Allegheny County, Redevelopment
      Authority, Home
      Improvement (RB)
       6.700%, 02/01/99              500              513
   Allentown, Callable 07/15/03
      @ 100 (GO) (AMBAC)
       5.650%, 07/15/08              500              523
   Allentown, Callable 07/15/09
      @ 100 (GO) (AMBAC)
       5.650%, 07/15/10              250              267
   Allentown, Sewer Systems,
      Callable 07/15/09 @ 100
      (RB) (AMBAC)
       5.650%, 07/15/10              250              267
   Bucks County, Community
      College Project, Callable
      6/15/07 @ 100 (RB)
       5.500%, 06/15/17              500              510
--------------------------------------------------------------------------------
                                   Principal     Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Chester County, Callable
      12/15/03 @ 100 (GO)
       5.300%, 12/15/05             $500             $520
   Conrad Weiser Area School
      District, Pre-refunded @ 100
      (GO) (MBIA)
       6.700%, 12/15/04 (B)          500              568
   Cornwall & Lebanon, Suburban
      Joint School Authority,
      Callable 03/01/04 @ 100
      (RB) (FGIC)
       5.750%, 03/01/08              500              527
   Cumberland County, Messiah
      College Project, Callable
      10/01/06 @ 100 (RB) (AMBAC)
       5.125%, 10/01/15              500              492
   Cumberland Valley, School District,
      Callable 09/01/03 @ 100
      (GO) (FGIC)
       5.350%, 09/01/07              500              519
   Delaware County, Callable
      11/15/07 @ 100 (GO)
       5.125%, 11/15/16              500              501
   Delaware County, Dunwoody
      Village Project (RB)
       5.550%, 04/01/06              300              307
   Fox Chapel, Sanitation Sewer
      Authority, Callable 05/01/97
      @ 100 (RB)
       5.900%, 05/01/05              420              421
   Harrisburg, School District
      Authority, Series B, Callable
      09/01/02 @ 100 (RB) (AMBAC)
       5.650%, 09/01/05              250              261
   Lancaster, Franklin & Marshall
      College Project, Callable 04/15/02
      @ 100 (RB) (MBIA)
       6.500%, 04/15/06              250              270
   Lancaster County, Lancaster
      General Hospital Project
      (RB) (AMBAC)
       5.800%, 07/01/01              500              527
   Lansdale, Callable 06/01/02 @ 100
      (GO) (AMBAC)
       6.400%, 06/01/05              150              162
   Lansdale, Callable 06/01/02 @ 100
      (GO) (AMBAC)
       6.500%, 06/01/06              100              108
   Luzerne County, Callable 12/15/07
      @ 100 (GO) (FGIC)
       5.600%, 12/15/16              500              514
   Montgomery County, Callable
      10/15/01 @ 102 (GO)
       5.200%, 10/15/02              300              314
       5.750%, 10/15/10              500              522

Statement of Net Assets (unaudited)

Pennsylvania Tax-Free Portfolio (concluded)

--------------------------------------------------------------------------------
                                   Principal     Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Montgomery County, Health &
      Higher Education Authority,
      Abington Memorial Hospital
      Project, Series A,
      Callable 06/01/04
      @ 102 (RB) (AMBAC)
       5.125%, 06/01/14             $500             $491
   Montgomery County, Health &
      Higher Education Authority,
      Beaver College Project, Callable
      04/01/06 @ 102 (RB) (Connie Lee)
       5.700%, 04/01/10              500              524
   Montgomery County, Pennsylvania
      Hill School Project, Callable
      08/15/07 @ 100 (RB) (MBIA)
       5.350%, 08/15/27              500              498
   Montgomery County, Sewer
      Authority, Callable 08/01/97
      @ 100 (RB) (FGIC)
       5.850%, 08/01/06              500              501
   Norristown, School District
      Authority, Callable 03/01/07
      @ 100 (GO) (FGIC)
       5.500%, 09/01/14              500              511
   Northampton County, Pennsylvania
      Higher Education Authority,
      Lehigh University, Callable
      10/15/01 @ 102 (RB) (MBIA)
       6.900%, 10/15/06              500              555
   North Hills, School District
      Authority, Callable 11/15/07
      @ 100 (GO) (FGIC)
       5.625%, 11/15/14              500              516
   North Huntingdon Township,
      (ETM) (GO)
       5.750%, 04/01/08              305              323
   North Wales, Water Authority,
      Callable 11/01/05 @ 100
      (RB) (FGIC)
       5.600%, 11/01/16              500              507
   Parkland, School District
      Improvements, Callable 03/01/06
      @ 100 (GO) (MBIA)
       5.500%, 09/01/09              500              528
   Pennsylvania State, First Series,
      Callable 05/15/06 @ 101.5
      (GO) (FGIC)
       5.375%, 05/15/14              500              509
   Pennsylvania State, Second
      Series (GO)
       6.000%, 07/01/07              300              333
   Pennsylvania State Convention
      Center Authority, Series A,
      (ETM) (RB) (FGIC)
       6.700%, 09/01/16              265              314

--------------------------------------------------------------------------------
                                  Principal      Market
Description                       Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Pennsylvania State Financing
      Authority, Callable 11/01/03
      @ 102 (RB)
       6.600%, 11/01/09             $400             $435
   Pennsylvania State Higher
      Education Facilities Authority,
      Series E, (ETM) (RB) (MBIA)
       6.450%, 06/15/01              500              538
   Pennsylvania State Higher Education
      Facilities Authority,
      Drexel University
      (RB) (MBIA)
       5.750%, 05/01/03              500              534
   Pennsylvania State Higher
      Education Facilities Authority,
      University of Pennsylvania
      Project, Callable 01/01/06 @
      101 (RB)
       5.600%, 01/01/10              500              523
   Pennsylvania State Housing
      Finance Agency, Callable
      07/01/02 @ 102 (RB)
      (Fannie Mae)
       6.400%, 07/01/12              500              526
   Pennsylvania State Turnpike
      Commission, Callable 12/01/02
      @ 102 (RB) (FGIC)
       6.000%, 12/01/12              400              425
   Pennsylvania State University,
      Callable 03/01/02 @ 102 (RB)
       5.950%, 03/01/03              500              539
   Philadelphia Airport Parking
      Authority, Callable 09/01/07
      @ 101 (RB) (AMBAC)
       5.500%, 09/01/18              500              504
   Philadelphia Higher Education
      Facilities Authority, Moss
      Rehabilitation Hospital Project
      (RB) (AMBAC)
       6.900%, 07/01/00              230              246
   Philadelphia Industrial Development,
      Callable 07/01/03 @ 102 (RB)
       5.250%, 07/01/17              500              489
   Philadelphia Water & Waste
      Authority, Callable 08/01/07
      @ 102 (RB) (AMBAC)
       5.125%, 08/01/27              500              478
   Punxsutawney Area School District,
      Callable 04/15/05 @ 100
      (GO) (MBIA)
       5.750%, 04/15/10              500              526
   Red Lion Area School District,
      Callable 04/01/02 @ 100
      (GO) (AMBAC)
       5.850%, 04/01/05              100              106
   Ridley Park, Taylor Hospital
      Authority, Series A (RB)
       6.000%, 12/01/05              500              514

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Scranton-Lackawanna, Health
      & Welfare Authority, Mercy
      Health Project, Series B
      (RB) (MBIA)
       5.100%, 01/01/07             $500          $   515
   South Allegheny School District,
      Callable 10/01/05 @ 100
      (GO) (MBIA)
       5.100%, 10/01/06              500              520
   Upper Merion, Municipal Utility
      Authority, Callable 08/15/03
      @ 100 (RB)
       6.000%, 08/15/12              500              522
   West Shore, Holy Spirit Hospital
      Project, Callable 07/01/07 @
      100 (RB) (MBIA)
       5.600%, 01/01/13              500              510
   York County (GO) (FGIC)
       5.500%, 10/01/01              200              210
--------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                             $25,109
--------------------------------------------------------------------------------
   PUERTO RICO - 2.3%
   Commonwealth of Puerto Rico
      (GO) (MBIA)
       6.500%, 07/01/08              500              576
--------------------------------------------------------------------------------
   TOTAL PUERTO RICO                              $   576
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
   (Cost $24,742)                                 $25,685
--------------------------------------------------------------------------------
CASH EQUIVALENT - 0.5%
   Federated Pennsylvania Muni
      Cash Trust                     139              139
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (Cost $138)                                    $   139
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
   (Cost $24,880)                                 $25,824
================================================================================
OTHER ASSETS AND LIABILITIES, NET - (0.6%)        $  (152)
================================================================================

--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,313,338 outstanding
   shares of beneficial interest                  $22,650
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 196,794
   outstanding shares of
   beneficial interest                              1,975
Accumulated net realized gain on investments          103
Net unrealized appreciation on investments            944
================================================================================
TOTAL NET ASSETS -- 100.0%                        $25,672
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.23
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $10.22
================================================================================
MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($10.22 / 95.50%) (C)                     $10.70
================================================================================
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT
    OF NET ASSETS.
(C) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME.
    THE MAXIMUM SALES LOAD IS 4.50%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM--ESCROWED TO MATURITY
FGIC--FINANCIAL GUARANTY INSURANCE COMPANY
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Statement of Net Assets (unaudited)

ARK Funds: Income Portfolio

[PHOTO OMITTED]

Steven M. Gradow
Co-Portfolio Manager
STEVEN M. GRADOW HAS OVER FOURTEEN YEARS OF FIXED INCOME PORTFOLIO MANAGEMENT EXPERIENCE. HE IS A MANAGING DIRECTOR OF ALLIED INVESTMENT ADVISORS AND IS CO-MANAGER OF THE INCOME AND THE INTERMEDIATE FIXED INCOME PORTFOLIOS.

[PHOTO OMITTED]

Susan L. Schnaars,
CPA, CFA
Co-Portfolio Manager
SUSAN L. SCHNAARS HAS OVER TEN YEARS OF FIXED INCOME ANALYSIS AND PORTFOLIO MANAGEMENT EXPERIENCE. SHE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND IS RESPONSIBLE FOR MANAGING SEVERAL LARGE INSTITUTIONAL ACCOUNTS. MS. SCHNAARS IS RESPONSIBLE FOR THE MARYLAND & PENNSYLVANIA TAX-FREE PORTFOLIOS AND IS CO-MANAGER OF THE INCOME AND THE INTERMEDIATE FIXED INCOME PORTFOLIOS.

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 34.5%
   AUTOMOTIVE - 0.4%
   Chrysler
       7.450%, 02/01/97           $1,000          $ 1,040
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                               $ 1,040
--------------------------------------------------------------------------------
   BANKS - 5.7%
   Bank of America
       5.650%, 11/03/97 (B)        5,000            5,000
   Bank of New York
       7.780%, 12/01/26 (A)        1,500            1,521
   BankAmerica Institutional, Series A
       8.070%, 12/31/26            2,500            2,628
   Bankers Trust
       5.650%, 11/03/97 (A) (B)    5,000            5,002
   First Nationwide Holdings
      10.625%, 10/01/03            1,000            1,095
--------------------------------------------------------------------------------
   TOTAL BANKS                                    $15,246
--------------------------------------------------------------------------------
   COMMUNICATION - 5.4%
   360 Communications
       7.600%, 04/01/09            1,500            1,569
   Comcast Cable
       8.875%, 05/01/17            3,650            4,229
   Comcast Cablevision
       8.375%, 05/01/07            2,725            3,015
   ITT
       6.750%, 11/15/03            2,000            2,012
       7.375%, 11/15/15            1,000              969

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

U.S. Government Agency Obligations --1%
Yankee Bonds -- 2%
Asset-Backed Securities -- 2%
Repurchase Agreement -- 3%
Treasury Mortgage-Backed Securities -- 7%
U.S. Government  Mortgage Backed -- 22%
Corporate Obligations -- 33%
U.S. Treasury  Obligations -- 30%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Worldcom
       7.750%, 04/01/07         $212,650          $ 2,809
--------------------------------------------------------------------------------
   TOTAL COMMUNICATION                            $14,603
--------------------------------------------------------------------------------
   FINANCE - 8.6%
   Abbey National Treasury
      Services
       5.650%, 11/03/97 (A) (B)    5,000            4,997
   Compass Trust I
       8.230%, 01/15/27            2,000            2,105
   Crestar Financial
       8.160%, 12/15/26            3,500            3,671
   Dynex Capital
       7.875%, 07/15/02            2,500            2,537
   Hutchison Whampoa
       7.450%, 08/01/17 (A)        4,000            3,635
   Mellon Capital I
       7.720%, 12/01/26            2,000            2,043
   Safeco Capital I
       8.072%, 07/15/37 (A)        4,125            4,269
--------------------------------------------------------------------------------
   TOTAL FINANCE                                  $23,257
--------------------------------------------------------------------------------
   ENERGY & POWER - 2.1%
   Texas Utility Electric
       9.750%, 05/01/21            5,000            5,769
--------------------------------------------------------------------------------
   TOTAL ENERGY & POWER                           $ 5,769
--------------------------------------------------------------------------------
   ENTERTAINMENT - 2.4%
   Royal Caribbean Cruises
       7.250%, 08/15/06            2,500            2,588
   Time Warner
       7.250%, 10/15/17            4,000            3,935
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                           $  6,523
--------------------------------------------------------------------------------
   EQUIPMENT - 0.9%
   Case Equipment
       7.250%, 01/15/16            2,385            2,382
--------------------------------------------------------------------------------
   TOTAL EQUIPMENT                               $  2,382
--------------------------------------------------------------------------------
   HEALTHCARE - 1.0%
   Tenet Healthcare
       8.000%, 01/15/05            2,500            2,603
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE                              $  2,603
--------------------------------------------------------------------------------

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   PETROLEUM - 2.6%
   Husky Oil
       7.550%, 11/15/16           $3,600          $ 3,636
   Oryx Energy
       8.375%, 07/15/04            1,000            1,079
       8.125%, 10/15/05            2,000            2,153
--------------------------------------------------------------------------------
   TOTAL PETROLEUM                                $ 6,868
--------------------------------------------------------------------------------
   RETAIL - 3.5%
   Great Atlantic & Pacific Tea
       7.750%, 04/15/07            1,500            1,603
   Kroger
       7.650%, 04/15/07            2,000            2,140
   Nabisco
       6.300%, 08/26/99 (A)        1,500            1,506
   Loewen Group International
       8.250%, 10/15/03            2,000            2,115
   Storage USA
       7.125%, 11/01/03            2,000            2,033
--------------------------------------------------------------------------------
   TOTAL RETAIL                                   $ 9,397
--------------------------------------------------------------------------------
   SECURITY BROKERS & DEALERS - 1.9%
   Merrill Lynch, Series B
       5.670%, 11/01/97 (A)        5,000            5,000
--------------------------------------------------------------------------------
   TOTAL SECURITY BROKERS & DEALERS               $ 5,000
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $90,567)                                 $92,688
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 31.3%
   U.S. Treasury Bond
      10.750%, 08/15/05           15,625           20,276
   U.S. Treasury Notes
       6.125%, 05/15/98            4,000            4,014
       9.125%, 05/15/99            6,000            6,303
       7.125%, 09/30/99            2,500            2,566
       7.750%, 11/30/99            3,000            3,119
       6.375%, 01/15/00            5,000            5,074
       6.375%, 09/30/01            6,000            6,121
       6.250%, 06/30/02           14,000           14,249
       7.875%, 11/15/04           11,000           12,248
       6.500%, 05/15/05           10,000           10,360
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $82,053)                                 $84,330
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS - 23.3%
   Fannie Mae
       7.000%, 08/01/25              453              455
       7.000%, 09/01/25            3,383            3,391
       7.000%, 02/01/26            3,001            3,009
       7.000%, 12/01/27           20,000           20,019
   Fannie Mae (CMO)
      10.000%, 01/25/16               90               91
   Fannie Mae (REMIC)
       7.250%, 12/18/16            2,500            2,529
       9.750%, 09/25/18              616              669

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage
      Corporation
       8.500%, 11/01/01        $      72          $    75
       9.000%, 01/01/02               64               67
       8.000%, 01/01/08              134              139
      14.750%, 03/01/10               42               50
       8.500%, 09/01/26            2,309            2,417
   Federal Home Loan Mortgage
      Corporation (CMO)
      10.000%, 06/15/19              343              348
   Federal Home Loan Mortgage
      Corporation (GTD)
       9.000%, 09/15/08               35               36
      12.450%, 09/15/09               19               20
   Government National
      Mortgage Association
       7.500%, 05/15/22            1,038            1,061
       7.500%, 10/15/23            3,832            3,918
       7.500%, 12/15/23            1,608            1,645
       7.000%, 02/15/24            4,308            4,332
       7.000%, 05/15/24            8,399            8,444
       7.500%, 05/15/24            3,564            3,644
       7.500%, 10/15/24            3,252            3,326
       7.000%, 09/20/25            1,823            1,826
   Government National Mortgage
      Association (REMIC)
       7.750%, 06/16/20            1,000            1,046
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $61,108)                                 $62,557
--------------------------------------------------------------------------------
MORTGAGE RELATED - 7.5%
   Countrywide Funding
      Series 1994-4, Cl A12
       6.950%, 04/25/24            5,452            5,370
   IMC Home Equity Loan
      Trust 1996-4, Cl A1
       6.590%, 07/25/11              558              564
   IMC Home Equity Loan
      Trust 1997-1, Cl A2
       6.620%, 10/25/11            2,600            2,631
   IMC Home Equity Loan
      Trust 1997-2, Cl A3
       6.940%, 11/20/11            4,000            4,065
   IMC Home Equity Loan
      Trust 1997-3, Cl A4
       6.840%, 10/20/13            3,000            3,043
   MDC Asset Investors
      Trust Series V, Cl 2
       9.325%, 12/01/17                3                4
   Prudential Home Mortgage
      Securities 1993-36, Cl A1
       6.850%, 10/25/23            2,506            2,507
   Residential Asset Securitization
      Series 1996-A8, Cl A1
       8.000%, 12/25/26            1,821            1,852

Statement of Net Assets (unaudited)

Income Portfolio (concluded)

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED
   (Cost $19,369)                                $ 20,036
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.4%
   Premier Auto Trust
      1996-2, Cl A4
       6.575%, 10/06/00         $  4,600            4,652
   Standard Credit Card Master
      Trust Series 1995-10, Cl A
       5.900%, 02/07/01            1,875            1,878
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $6,473)                                 $  6,530
--------------------------------------------------------------------------------
YANKEE BONDS - 1.8%
   Gulf Canada Resources
       8.250%, 03/15/17            2,000            2,133
   Hydro-Quebec
       7.500%, 04/01/16            2,195            2,327
   Quebec Province
       7.500%, 07/15/23              465              489
--------------------------------------------------------------------------------
TOTAL YANKEE BONDS
   (Cost $4,639)                                 $  4,949
--------------------------------------------------------------------------------
PREFERRED CONVERTIBLE STOCK - 1.3%
   Simon Debartolo Group          67,000            3,492
--------------------------------------------------------------------------------
TOTAL PREFERRED CONVERTIBLE STOCK
   (Cost $3,399)                                 $  3,492
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
   Fannie Mae
       8.625%, 11/10/04          $   400         $    420
   Fannie Mae, Callable
      06/09/99 @ 100
       7.840%, 06/09/06            1,500            1,563
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,947)                                 $  1,983
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.9%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $7,822,979 (collateralized by
      U.S. Treasury Bond: total
      market value $7,996,373)     7,819            7,819
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $7,819)                                 $  7,819
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 105.7%
   (Cost $277,374)                               $284,384
================================================================================

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
CL--CLASS
CMO--COLLATERALIZED MORTGAGE OBLIGATION
GTD--GUARANTEED MORTGAGE CERTIFICATES
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


ARK Funds: Intermediate Fixed Income Portfolio

[Photo Omitted]

Susan L. Schnaars,
CPA, CFA
Co-Portfolio Manager
SUSAN L. SCHNAARS HAS OVER TEN YEARS OF FIXED INCOME ANALYSIS AND PORTFOLIO MANAGEMENT EXPERIENCE. SHE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND IS RESPONSIBLE FOR MANAGING SEVERAL LARGE INSTITUTIONAL ACCOUNTS. MS. SCHNAARS IS RESPONSIBLE FOR THE MARYLAND & PENNSYLVANIA TAX-FREE PORTFOLIOS AND IS CO-MANAGER OF THE INCOME AND THE INTERMEDIATE FIXED INCOME PORTFOLIOS.

[Photo Omitted]

Steven M. Gradow
Co-Portfolio Manager
STEVEN M. GRADOW HAS OVER FOURTEEN YEARS OF FIXED INCOME PORTFOLIO MANAGEMENT EXPERIENCE. HE IS A MANAGING DIRECTOR OF ALLIED INVESTMENT ADVISORS AND IS CO-MANAGER OF THE INCOME AND THE INTERMEDIATE FIXED INCOME PORTFOLIOS.

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 39.2%
   U.S. Treasury Bond
      10.750%, 08/15/05           $2,000          $ 2,595
   U.S. Treasury Notes
       7.375%, 11/15/97            5,500            5,503
       7.500%, 10/31/99            5,750            5,945
       7.750%, 11/30/99            5,000            5,199
       7.500%, 11/15/01            5,000            5,304
       7.875%, 11/15/04            4,000            4,454
       6.500%, 05/15/05            1,000            1,036
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $29,273)                                 $30,036
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 22.7%
   FINANCE - 5.5%
   Bear Stearns
       6.500%, 07/05/00              850              858
   Case Credit
       6.125%, 02/15/03            1,000              986
   First Union
       8.770%, 11/15/04            1,350            1,419
   Hutchison Whampoa
       6.950%, 08/01/07 (A)        1,000              925
--------------------------------------------------------------------------------
   TOTAL FINANCE                                  $ 4,188
--------------------------------------------------------------------------------

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Repurchase Agreement -- 3%
Mortgage Related -- 4%
U.S. Government & Agency Obligations -- 5%
Yankee Bonds -- 6%
Asset-Backed  Securities -- 7%
U.S. Government Mortgage-Backed Obligations -- 12%
Corporate Obligations -- 23%
U.S. Treasury  Obligations -- 40%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
   COMMUNICATIONS - 8.0%
   360 Communications
       7.125%, 03/01/03           $1,000          $ 1,017
   Comcast Cablevision
       8.375%, 05/01/07            1,000            1,106
   ITT
       6.750%, 11/15/03            1,000            1,006
   Lucent Technologies
       7.250%, 07/15/06            1,220            1,293
   Time Warner
       8.110%, 08/15/06              600              648
   Worldcom
       7.750%, 04/01/07            1,000            1,060
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS                           $ 6,130
--------------------------------------------------------------------------------
   HEALTHCARE - 1.4%
   Tenet Healthcare
       8.000%, 01/15/05            1,000            1,041
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE                               $ 1,041
--------------------------------------------------------------------------------
   PETROLEUM - 1.4%
   Oryx Energy
       8.375%, 07/15/04            1,000            1,079
--------------------------------------------------------------------------------
   TOTAL PETROLEUM                                $ 1,079
--------------------------------------------------------------------------------
   RETAIL - 2.7%
   Federated Department Store
       8.500%, 06/15/03            1,000            1,087
   Storage USA
       7.125%, 11/01/03            1,000            1,016
--------------------------------------------------------------------------------
   TOTAL RETAIL                                   $ 2,103
--------------------------------------------------------------------------------
   SECURITY BROKERS & DEALERS - 3.7%
   Lehman Brothers Holdings
       7.250%, 10/15/03            1,250            1,289
   Merrill Lynch
       7.200%, 10/15/12            1,500            1,536
--------------------------------------------------------------------------------
   TOTAL SECURITY BROKERS & DEALERS               $ 2,825
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $16,991)                                 $17,366
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Intermediate Fixed Income Portfolio (concluded)

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 11.6%
   Fannie Mae
       6.500%, 05/01/08          $   916           $  915
       6.500%, 10/01/08            3,334            3,329
   Fannie Mae (CMO)
       7.250%, 12/18/16            1,000            1,012
       7.000%, 07/18/18            1,500            1,525
   Federal Home Loan Bank (CMO)
       6.634%, 02/20/04            1,535            1,542
   Federal Home Loan Mortgage
      Corporation (CMO)
       7.000%, 07/15/99              297              298
       7.250%, 03/15/04              155              155
       8.000%, 05/15/05               85               85
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $8,744)                                   $8,861
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.4%
   Capita Equipment Trust
      Series 1996-1, Cl A3
       6.110%, 07/15/99            1,500            1,507
   Cityscape Home Equity Loan
      Trust Series 1996-3, Cl A1
       6.700%, 06/25/11              803              802
   Premier Auto Trust  Series
      1996-2, Cl A4
       6.575%, 10/06/00            1,575            1,593
   Standard Credit Card Master
      Trust  Series 1995, Cl 10A
       5.900%, 02/07/01            1,000            1,002
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $4,878)                                   $4,904
--------------------------------------------------------------------------------
YANKEE BONDS - 5.9%
   Hydro Quebec
       6.490%, 07/16/03            1,500            1,526
   Merita Bank
       6.500%, 01/15/06            1,350            1,333
   Royal Caribbean
       8.250%, 04/01/05            1,500            1,626
--------------------------------------------------------------------------------
TOTAL YANKEE BONDS
   (Cost $4,362)                                   $4,485
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
   Fannie Mae
       6.270%, 09/20/00            2,500            2,515
   Federal Home Loan Bank
       6.570%, 09/03/02            1,050            1,056
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $3,560)                                   $3,571
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Shares/Principal Market
Description                       Amount (000)     Value (000)
--------------------------------------------------------------------------------
MORTGAGE RELATED - 4.0%
   Collateralized Mortgage
      Series 1992-2, Cl F
       7.000%, 10/20/00           $  500           $  502
   IMC Home Equity Loan
      Trust 1997-1, Cl A2
       6.620%, 10/25/11              750              759
   IMC Home Equity Loan
      Trust Series 1997-3, Cl A4
       6.840%, 10/20/13            1,000            1,014
   Prudential Home Mortgage
      Series 1993-36, Cl A1
       6.850%, 10/25/23              808              809
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED
   (Cost $3,062)                                  $ 3,084
--------------------------------------------------------------------------------
PREFERRED STOCK - 1.3%
   Simon Debartolo Group          20,000            1,043
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
   (Cost $1,012)                                  $ 1,043
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.2%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $2,471,887 (collateralized by
      U.S. Treasury Bond: total
      market value $2,528,874)     2,471            2,471
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,471)                                  $ 2,471
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
   (Cost $74,353)                                 $75,821
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 1.0%          $   779
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 7,641,978 outstanding
   shares of beneficial interest                   74,922
Accumulated net realized gain on investments          210
Net unrealized appreciation on investments          1,468
================================================================================
TOTAL NET ASSETS -- 100.0%                        $76,600
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.02
================================================================================
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
CL--CLASS
CMO--COLLATERALIZED MORTGAGE OBLIGATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


ARK Funds: Balanced Portfolio

[Photo Omitted]

Charles E. Knudsen III,
CFA
Co-Portfolio Manager
CHARLES E. KNUDSEN III HAS BEEN A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND ITS PREDECESSOR SINCE 1987. HE PROVIDES EQUITY RESEARCH FOR SEVERAL INDUSTRY GROUPS AND IS CO-MANAGER OF THE BALANCED PORTFOLIO.

[Photo Omitted]

J. Eric Leo
Co-Portfolio Manager
J. ERIC LEO IS A MANAGING DIRECTOR OF, AND DIRECTOR OF EQUITY RESEARCH FOR, ALLIED INVESTMENT ADVISORS, INC. AND CO-MANAGER WITH MR. KNUDSEN, OF THE BALANCED PORTFOLIO. HE HAS OVER 20 YEARS OF EXPERIENCE IN INVESTMENT MANAGEMENT.
--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 55.1%
   AIRCRAFT - 2.3%
   Boeing                         20,000           $  957
   Lockheed Martin                12,000            1,141
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                  $2,098
--------------------------------------------------------------------------------
   AUTOMOTIVE - 1.1%
   Magna International, Cl A      15,000              988
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                $  988
--------------------------------------------------------------------------------
   BANKS - 3.8%
   Banc One                       22,000            1,147
   Chase Manhattan                10,000            1,154
   Norwest                        36,000            1,154
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $3,455
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS - 1.0%
   Gillette                       10,000              891
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                           $  891
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS &
      ADVERTISING - 0.6%
   Chancellor Media, Cl A*        10,000              549
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    $  549
--------------------------------------------------------------------------------
   CHEMICALS - 2.4%
   E.I. du Pont de Nemours        20,000            1,137
   Monsanto                       25,000            1,069
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                 $2,206
--------------------------------------------------------------------------------
[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Asset-Backed Securities -- 2%
Mortgage Related -- 3%
U.S. Treasury Obligations -- 7%
U.S. Government  Mortgage-Backed  Obligations -- 10%
Corporate Obligations -- 11%
Repurchase Agreement -- 11%
Common Stocks -- 56%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE - 2.5%
   Computer Associates
      International               18,000           $1,342
   Microsoft*                      7,500              975
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $2,317
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.7%
   Bell & Howell*                 30,000              827
   Electronics For Imaging*       15,000              701
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $1,528
--------------------------------------------------------------------------------
   DRUGS - 5.5%
   Abbott Laboratories            12,500              766
   American Home Products         11,000              815
   Amgen*                         26,000            1,280
   Pfizer                         16,000            1,132
   Schering Plough                19,000            1,065
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $5,058
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT - 1.1%
   General Electric               16,000            1,033
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $1,033
--------------------------------------------------------------------------------
   ENTERTAINMENT - 2.2%
   Carnival                       25,000            1,212
   Walt Disney                    10,000              822
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $2,034
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 2.4%
   Federal Home Loan Mortgage
      Corporation                 30,000            1,136
   Morgan Stanley, Dean Witter,
      & Discover                  21,000            1,029
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $2,165
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 3.9%
   CPC International              12,000            1,188
   PepsiCo                        30,000            1,104
   Philip Morris                  31,250            1,238
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $3,530
--------------------------------------------------------------------------------
   HEALTHCARE - 1.2%
   Johnson & Johnson              20,000            1,147
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE                                $1,147
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   HOTELS & LODGING - 1.1%
   HFS*                           15,000          $ 1,057
--------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                         $ 1,057
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 1.1%
   Colgate-Palmolive              16,000            1,036
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                       $ 1,036
--------------------------------------------------------------------------------
   INSURANCE - 0.9%
   American International Group    8,250              842
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                $   842
--------------------------------------------------------------------------------
   MACHINERY - 0.6%
   Deere                          10,000              526
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                $   526
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 1.2%
   Guidant                        20,000            1,150
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              $ 1,150
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 3.5%
   Computer Sciences*             15,000            1,064
   CUC International*             40,000            1,180
   Synopsys*                      25,000              972
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          $ 3,216
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 2.5%
   Smith International*           15,650            1,193
   Union Pacific Resources Group  45,000            1,108
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                $ 2,301
--------------------------------------------------------------------------------
   RETAIL - 5.0%
   Home Depot                     20,000            1,112
   Linens N Things*               31,500            1,132
   Rite Aid                       22,000            1,306
   Wal-Mart Stores                30,000            1,054
--------------------------------------------------------------------------------
   TOTAL RETAIL                                   $ 4,604
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.4%
   National Semiconductor*        35,000            1,260
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $ 1,260
--------------------------------------------------------------------------------
   TECHNOLOGY - 2.3%
   3Com*                          20,000              829
   Cisco Systems*                 16,000            1,313
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                               $ 2,142
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 3.8%
   Boston Technology*             40,500            1,099
   Ericsson Telephone, ADR        27,500            1,217
   Tele-Communications, Cl A*     31,810              730
   Tele-Communications Tci
      Ventures Group A*           18,190              420
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 3,466
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $37,779)                                 $50,599
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   Principal     Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 11.1%
   BANKS - 2.7%
   Bank of New York
       7.780%, 12/01/26 (A)      $   500           $  507
   Bankers Trust
       5.640%, 09/11/98 (A)        2,000            1,999
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $2,506
--------------------------------------------------------------------------------
   COMMUNICATIONS - 0.6%
   Comcast Cablevision
       8.375%, 05/01/07              500              553
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS                            $  553
--------------------------------------------------------------------------------
   ENERGY & POWER - 2.8%
   Husky Oil
       7.550%, 11/15/16              960              970
   Hydro-Quebec
       7.500%, 04/01/16              375              398
   Oryx Energy
       8.125%, 10/15/05              500              538
   Texas Utility Electric
       9.750%, 05/01/21              600              692
--------------------------------------------------------------------------------
   TOTAL ENERGY & POWER                            $2,598
--------------------------------------------------------------------------------
   ENTERTAINMENT - 0.9%
   Royal Caribbean Cruises
       7.250%, 08/15/06              500              518
   Time Warner
       8.110%, 08/15/06              275              297
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $  815
--------------------------------------------------------------------------------
   EQUIPMENT - 0.2%
   Case Equipment
       7.250%, 01/15/16              200              200
--------------------------------------------------------------------------------
   TOTAL EQUIPMENT                                 $  200
--------------------------------------------------------------------------------
   FINANCE - 2.4%
   Crestar Financial
       8.160%, 12/15/26              800              839
   Dynex Capital
       7.875%, 07/15/02              500              508
   Hutchison Whampoa
       7.450%, 08/01/17 (A)          500              454
   Safeco Capital I, Callable
      07/15/17 @ 100
       8.072%, 07/15/37 (A)          400              414
--------------------------------------------------------------------------------
   TOTAL FINANCE                                   $2,215
--------------------------------------------------------------------------------
   HEALTHCARE - 0.6%
   Tenet Healthcare
       8.000%, 01/15/05              500              521
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE                                $  521
--------------------------------------------------------------------------------
   RETAIL - 0.9%
   Great Atlantic & Pacific Tea
       7.750%, 04/15/07              250              267
   Loewen Group International,
      Callable 10/15/02 @ 100
       8.250%, 10/15/03              500              529
--------------------------------------------------------------------------------
   TOTAL RETAIL                                    $  796
--------------------------------------------------------------------------------

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                  Principal      Market
Description                       Amount (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $9,945)                                  $10,204
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS - 9.7%
   Fannie Mae
       7.000%, 02/01/07          $   393              399
       9.750%, 09/25/18              205              223
       7.000%, 02/01/26              592              594
   Fannie Mae (REMIC)
      10.500%, 12/01/00                6                7
   Federal Home Loan Mortgage Corporation
       8.500%, 11/01/01               37               38
       9.000%, 01/01/02               71               75
       9.500%, 07/01/02                8                9
       6.500%, 04/01/08              944              944
       8.500%, 09/01/26              256              269
   Government National Mortgage
      Association
       7.500%, 10/15/23            1,131            1,157
       7.500%, 12/15/23            1,071            1,095
       7.000%, 02/15/24            1,247            1,254
       7.000%, 05/15/24            2,519            2,534
   Government National Mortgage
      Association (REMIC)
       7.750%, 06/16/20              300              314
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $8,616)                                 $  8,912
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.9%
   U.S. Treasury Bond
       8.000%, 11/15/21              600              729
   U.S. Treasury Notes
       7.375%, 11/15/97              550              550
       7.875%, 04/15/98            1,300            1,314
       7.500%, 10/31/99              500              517
       7.750%, 02/15/01              350              371
       6.500%, 05/15/05              700              725
       6.625%, 05/15/07            2,000            2,102
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,230)                                 $  6,308
--------------------------------------------------------------------------------
MORTGAGE RELATED - 2.6%
   Countrywide Funding,
      Series 1994-4, Cl A12
       6.950%, 04/25/24              968              954
   IMC Home Equity Loan Trust,
      Series 1997-1, Cl A2
       6.620%, 10/25/11              275              278
   IMC Home Equity Loan Trust,
      Series 1997-2, Cl A3
       6.940%, 11/20/11              400              407
--------------------------------------------------------------------------------
                                  Shares/Principal Market
Description                       Amount (000)      Value (000)
--------------------------------------------------------------------------------
   IMC Home Equity Loan Trust,
      Series 1997-3, Cl A4
       6.840%, 10/20/13         $    350         $    355
   MDC Asset Investors Trust
       8.940%, 03/01/18               33               34
   Prudential Home Mortgage Securities,
      Series 1993-36, Cl A1
       6.850%, 10/25/23              343              344
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED
   (Cost $2,268)                                 $  2,372
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.9%
   Money Store                    21,000              572
   Premier Auto Trust,
      Series 1996-2, Cl A4
       6.575%, 10/06/00              675              683
   Standard Credit Card Master
      Trust, Cl A
       5.900%, 02/07/01              450              451
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,632)                                 $  1,706
--------------------------------------------------------------------------------
PREFERRED CONVERTIBLE STOCKS - 1.2%
   DRUGS - 0.9%
   MedPartners                    35,000              849
--------------------------------------------------------------------------------
   TOTAL DRUGS                                   $    849
--------------------------------------------------------------------------------
   REAL ESTATE - 0.3%
   Simon Debartolo Group           4,000              209
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE                             $    209
--------------------------------------------------------------------------------
TOTAL PREFERRED CONVERTIBLE STOCKS
   (Cost $980)                                   $  1,058
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.3%
   First Boston
      5.720%, dated 10/31/97,
      matures 11/03/97, repurchase
      price $9,499,589 (collateralized
      by U.S. Treasury Bond:
      total market value
      $9,709,882)                  9,495            9,495
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $9,495)                                 $  9,495
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
   (Cost $76,945)                                $ 90,654
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 1.2%         $  1,144
================================================================================

Statement of Net Assets (unaudited)

Balanced Portfolio (concluded)

--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 6,264,522 outstanding
   shares of beneficial interest                  $59,098
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 812,778 outstanding
   shares of beneficial interest                    9,489
Undistributed net investment income                   200
Accumulated net realized gain on investments        9,302
Net unrealized appreciation on investments         13,709
================================================================================
TOTAL NET ASSETS -- 100.0%                        $91,798
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $12.97
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $12.94
================================================================================
MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($12.94 / 95.25%) (B)                     $13.59
================================================================================
* NON-INCOME PRODUCING SECURITY
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.75%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARK Funds: Equity Income Portfolio

[Photo Omitted]

Clyde L. Randall, CFA
Co-Portfolio Manager
CLYDE L. RANDALL HAS OVER 14 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND CO-MANAGER OF THE EQUITY INCOME AND THE BLUE CHIP EQUITY PORTFOLIOS.

[Photo Omitted]

Allen J. Ashcroft
Co-Portfolio Manager
ALLEN J. ASHCROFT HAS OVER 18 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND CO-MANAGER OF THE EQUITY INCOME AND THE BLUE CHIP EQUITY PORTFOLIOS.

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 87.1%
   AIRCRAFT - 3.7%
   General Dynamics               25,000         $  2,030
   Lockheed Martin                15,500            1,473
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                $  3,503
--------------------------------------------------------------------------------
   AUTOMOTIVE - 4.0%
   Ford Motor                     50,000            2,184
   General Motors                 25,000            1,605
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                              $  3,789
--------------------------------------------------------------------------------
   BANKS - 10.8%
   Banc One                       44,000            2,293
   Fleet Financial Group          27,000            1,736
   Norwest                        72,000            2,308
   PNC                            40,000            1,900
   Washington Mutual              30,000            2,053
--------------------------------------------------------------------------------
   TOTAL BANKS                                    $10,290
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS - 2.0%
   Colgate Palmolive              30,000            1,943
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                          $ 1,943
--------------------------------------------------------------------------------
   CHEMICALS - 3.7%
   Dow Chemical                   17,900            1,624
   Olin                           42,000            1,908
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                $ 3,532
--------------------------------------------------------------------------------

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Repurchase Agreement -- 2%
Consumer Cyclical -- 2%
Real Estate Investment Trusts -- 3%
Miscellaneous Business -- 8%
Technology -- 9%
Consumer Non-Durable -- 11%
Chemicals & Drugs -- 12%
Finance -- 21%
Energy -- 20%
Transportation -- 12%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 1.5%
   GTE                            34,000           $1,443
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                  $1,443
--------------------------------------------------------------------------------
   DRUGS - 7.0%
   Abbott Laboratories            33,000            2,023
   American Home Products         30,000            2,224
   Bristol-Myers Squibb           27,200            2,387
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $6,634
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 1.6%
   Baltimore Gas & Electric       54,000            1,482
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                       $1,482
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 2.1%
   Dynex Capital                  60,000              836
   Fannie Mae                     24,000            1,163
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $1,999
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 9.4%
   CPC International              18,000            1,782
   General Mills                  28,000            1,848
   H.J. Heinz                     44,000            2,043
   Philip Morris                  48,000            1,902
   UST                            45,000            1,347
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $8,922
--------------------------------------------------------------------------------
   GAS/NATURAL GAS - 1.7%
   UGI                            60,000            1,613
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                           $1,613
--------------------------------------------------------------------------------
   INSURANCE - 3.5%
   Hartford Financial
      Services Group              26,000            2,106
   Safeco                         25,000            1,191
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                 $3,297
--------------------------------------------------------------------------------
   LEASING & RENTING - 2.3%
   Pitney Bowes                   27,000            2,141
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                         $2,141
--------------------------------------------------------------------------------
   MACHINERY - 1.4%
   Deere                          25,000            1,316
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                 $1,316
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Market
Description                      Shares          Value (000)
--------------------------------------------------------------------------------
   MARINE TRANSPORTATION - 1.3%
   Knightsbridge Tankers          40,000          $ 1,200
--------------------------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION                    $ 1,200
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 5.5%
   Atlantic Richfield             24,000            1,976
   Equitable Resources            48,000            1,527
   New Century Energies           40,293            1,682
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                $ 5,185
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 8.7%
   Chevron                        26,000            2,156
   Imperial Oil                   39,000            2,428
   Mobil                          24,000            1,748
   Texaco                         33,600            1,913
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                       $ 8,245
--------------------------------------------------------------------------------
   PROFESSIONAL SERVICES - 1.6%
   Dun & Bradstreet               55,000            1,571
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                    $ 1,571
--------------------------------------------------------------------------------
   RAILROADS - 2.8%
   Norfolk Southern               55,200            1,773
   Union Pacific                  15,000              919
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                $ 2,692
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 3.0%
   Arden Realty Group             25,000              763
   First Industrial Realty Trust  25,000              866
   Kilroy Realty Corp             45,000            1,193
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS            $ 2,822
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.9%
   AMP                            40,000            1,800
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $ 1,800
--------------------------------------------------------------------------------
   STEEL & STEEL WORKS - 2.3%
   USX-U.S. Steel Group           35,000            1,190
   Worthington Industries         50,000            1,034
--------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                      $ 2,224
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 5.3%
   BellSouth                      40,500            1,916
   Telefonica de Espana, ADR      21,000            1,727
   US West                        35,900            1,429
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 5,072
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $61,767)                                 $82,715
--------------------------------------------------------------------------------
PREFERRED CONVERTIBLE STOCKS - 8.7%
   BANKS - 1.3%
   WBK Strypes Trust              40,000            1,240
--------------------------------------------------------------------------------
   TOTAL BANKS                                    $ 1,240
--------------------------------------------------------------------------------
   DRUGS - 1.7%
   MedPartners                    65,000            1,576
--------------------------------------------------------------------------------
   TOTAL DRUGS                                    $ 1,576
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Equity Income Portfolio (concluded)

--------------------------------------------------------------------------------
                                Shares/Principal  Market
Description                     Amount (000)      Value (000)
--------------------------------------------------------------------------------
   ELECTRIC UTILITY - 0.5%
   Houston Industries              7,500         $    411
--------------------------------------------------------------------------------
   TOTAL ELECTRIC UTILITY                        $    411
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 1.7%
   Money Store                    60,000            1,635
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                      $  1,635
--------------------------------------------------------------------------------
   INSURANCE - 1.7%
   Aetna                          22,500            1,614
--------------------------------------------------------------------------------
   TOTAL INSURANCE                               $  1,614
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 1.8%
   Enron                          80,000            1,725
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS               $  1,725
--------------------------------------------------------------------------------
TOTAL PREFERRED CONVERTIBLE STOCKS
   (Cost $7,995)                                 $  8,201
--------------------------------------------------------------------------------
CONVERTIBLE BOND - 2.0%
   RETAIL - 2.0%
   Home Depot, 14.4665 Shares
       3.250%, 10/01/01           $1,500            1,931
--------------------------------------------------------------------------------
   TOTAL RETAIL                                  $  1,931
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BOND
   (Cost $1,493)                                 $  1,931
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.2%
   First Boston
      5.720%, dated 10/31/97,
      matures 11/03/97,
      repurchase price
      $2,106,539
      (collateralized by
      U.S. Treasury Bond:
      total market
      value $2,156,372)            2,106            2,106
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,105)                                  $ 2,106
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
   (Cost $73,360)                                 $94,953
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.0%          $    24
================================================================================

--------------------------------------------------------------------------------
                                                  Market
Description                                       Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 7,605,428 outstanding
   shares of beneficial interest                $  61,733
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 155,713
   outstanding shares of
   beneficial interest                              1,899
Overdistributed net investment income                  (1)
Accumulated net realized gain on investments        9,753
Net unrealized appreciation on investments         21,593
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                        $94,977
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $12.24
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $12.23
================================================================================
MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($12.23 / 95.25%) (A)                     $12.84
================================================================================
*NON-INCOME PRODUCING SECURITY
(A) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.75%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
ADR--AMERICAN DEPOSITORY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


ARK Funds: Equity Index Portfolio

[Photo Omitted]

Christopher D. Baker
Portfolio Manager
CHRISTOPHER D. BAKER IS AN INVESTMENT OFFICER OF ALLIED INVESTMENT ADVISORS, MANAGER OF THE EQUITY INDEX PORTFOLIO AND CO-MANAGER OF THE MID-CAP EQUITY PORTFOLIO. HE HAS OVER 5 YEARS EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.
--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
   AEROSPACE & DEFENSE - 0.2%
   Raytheon                          700            $  38
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                        $  38
--------------------------------------------------------------------------------
   AGRICULTURE - 0.1%
   Pioneer Hi Bred International     240               22
--------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                $  22
--------------------------------------------------------------------------------
   AIR TRANSPORTATION - 0.4%
   AMR*                              270               31
   Delta Airlines                    220               22
   Federal Express*                  340               23
   Southwest Airlines                430               14
   US Air Group*                     270               13
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                         $ 103
--------------------------------------------------------------------------------
   AIRCRAFT - 1.7%
   Allied Signal                   1,930               69
   Boeing                          3,490              167
   General Dynamics                  190               15
   Lockheed Martin                   670               64
   Northrop Grumman                  200               22
   Rockwell International            620               30
   United Technologies               815               57
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                   $ 424
--------------------------------------------------------------------------------
   APPAREL/TEXTILES - 0.2%
   Fruit of the Loom*                220                6
   Liz Claiborne                     210               11
   Russell                           110                3
   Springs Industries, Cl A           60                3
   VF                                190               17
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                           $  40
--------------------------------------------------------------------------------
   AUTOMOTIVE - 1.5%
   Chrysler                        2,300               81
   Dana                              310               15
   Eaton                             230               22
   Echlin                            190                6
   Ford Motor                      4,165              182
[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Healthcare -- 3%
Wholesale -- 4%
Transportation -- 6%
Durable Goods -- 9%
Miscellaneous -- 9%
Technology -- 9%
Oil-Energy -- 10%
Finance -- 15%
Retail -- 13%
Consumer Products -- 11%
Chemicals & Drugs -- 11%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   Genuine Parts                     530           $   17
   Navistar International*           220                5
   Paccar                            230               10
   TRW                               370               21
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                $  359
--------------------------------------------------------------------------------
   BANKS - 8.3%
   Banc One                        1,985              103
   Bank of New York                1,310               62
   BankAmerica                     2,435              174
   BankBoston                        430               35
   Bankers Trust, New York           300               35
   Barnett Banks                     690               48
   Chase Manhattan                 1,480              171
   Citicorp                        1,600              200
   Comerica                          310               25
   CoreStates Financial              700               51
   Fifth Third Bancorp               540               35
   First Chicago NBD               1,010               73
   First Union                     1,915               94
   Fleet Financial Group             865               56
   Golden West Financial             170               15
   H.F. Ahmanson                     290               17
   Huntington Bancshares             665               21
   J.P. Morgan                       610               67
   Keycorp                           750               46
   Mellon Bank                       750               39
   National City                     640               38
   NationsBank                     2,480              148
   Norwest                         2,560               82
   PNC                             1,060               50
   Providian Financial               280               10
   Republic New York                 160               17
   State Street                      480               27
   SunTrust Banks                    740               48
   U.S. Bancorp                      835               85
   Wachovia                          470               35
   Washington Mutual                 865               59
   Wells Fargo                       300               87
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $2,053
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS - 1.8%
   Alberto-Culver, Cl B              170             $  5
   Avon Products                     390               26
   Colgate Palmolive               1,010               65
   International Flavors
     & Fragrances                    320               15
   Procter & Gamble                4,710              320
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                             $431
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS &
      ADVERTISING - 0.5%
   Clear Channel Communications*     290               19
   Comcast Cablevision,
     Cl A Special                  1,215               33
   Interpublic Group                 370               18
   US West Media Group*            2,095               53
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING      $123
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION - 0.1%
   Centex                             90                5
   Fluor                             250               10
   Foster Wheeler                    120                4
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                     $ 19
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION SUPPLIES - 0.1%
   McDermott International           160                6
   Armstrong World Industries        120                8
   Owens Corning                     160                5
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION SUPPLIES            $ 19
--------------------------------------------------------------------------------
   CHEMICALS - 2.1%
   Air Products & Chemicals          330               25
   Avery Dennison                    310               12
   B.F. Goodrich                     160                7
   E.I. du Pont de Nemours         3,940              224
   Eastman Chemical                  230               14
   FMC*                              110                9
   Great Lakes Chemical              180                8
   Hercules                          290               13
   Monsanto                        2,010               86
   Morton International              420               14
   Nalco Chemical                    200                8
   PPG Industries                    530               30
   Praxair                           470               20
   Rohm & Haas                       180               15
   Union Carbide                     370               17
   W.R. Grace & Company              220               15
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                   $517
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 1.2%
   Andrew*                           270                6
   DSC Communications*               350                9
   GTE                             3,335              142
   Harris                            240               10
   ITT Industries                    350               11
   NextLevel Systems*                440                6
   Northern Telecom                  895               80
   Scientific-Atlanta                230                4
   Tellabs*                          630               34
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                    $302
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 4.6%
   Apple Computer*                   380           $    6
   Bay Networks*                     590               19
   Ceridian*                         240                9
   Compaq Computer                 2,635              168
   Data General*                     140                3
   Dell Computer*                  1,130               91
   Digital Equipment*                450               23
   EMC/Mass*                         855               48
   Hewlett Packard                 3,625              224
   IBM                             3,425              336
   Minnesota Mining &
      Manufacturing                1,450              133
   Seagate Technology*               730               20
   Silicon Graphics*                 530                8
   Sun Microsystems*               1,275               44
   Unisys*                           520                7
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $1,139
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING - 0.2%
   Ball                               90                3
   Crown Cork & Seal                 380               17
   Newell                            470               18
   Owens-Illinois*                   420               14
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                    $   52
--------------------------------------------------------------------------------
   DRUGS - 8.1%
   Abbott Laboratories             2,685              165
   Allergan                          190                6
   Alza*                             250                7
   American Home Products          2,260              168
   Amgen*                            925               46
   Bristol-Myers Squibb            3,475              305
   Eli Lilly                       3,880              259
   Merck                           4,210              376
   Millipore                         130                5
   Pfizer                          4,505              319
   Pharmacia & Upjohn              1,755               56
   Schering Plough                 2,555              143
   Sigma Aldrich                     300               11
   Warner Lambert                    950              136
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $2,002
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.1%
   American Electric Power           560               26
   Baltimore Gas & Electric          440               12
   Carolina Power & Light            450               16
   Central & South West              630               14
   Cinergy                           470               16
   Consolidated Edison of New York   700               24
   Dominion Resources                550               20
   DTE Energy                        430               13
   Duke Energy                     1,245               60
   Edison International            1,180               30
   Entergy                           720               18
   FPL Group                         540               28
   GPU                               360               13
   Houston Industries                850               18
   Northern States Power             220               11
   Ohio Edison                       450               11
   PG&E                            1,300               33

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   PP&L Resources                    490            $  11
   PacifiCorp                        880               19
   Public Service Enterprise Group   690               18
   Southern                        2,365               54
   Texas Utilities                   710               25
   Unicom                            640               18
   Union Electric Power              300               11
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                         $519
--------------------------------------------------------------------------------
   ENTERTAINMENT - 0.9%
   King World Productions*           110                5
   Mirage Resorts*                   530               13
   Walt Disney                     2,355              194
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                               $212
--------------------------------------------------------------------------------
   ENVIRONMENTAL SERVICES - 0.3%
   Browning-Ferris Industries        630               20
   Laidlaw                           970               14
   Waste Management                1,565               37
--------------------------------------------------------------------------------
   TOTAL ENVIRONMENTAL SERVICES                     $  71
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 3.2%
   American Express                1,600              125
   Beneficial                        160               12
   Charles Schwab                    780               27
   Countrywide Credit Industries     320               11
   Equifax                           450               14
   Federal Home Loan Mortgage
      Corporation                  2,370               90
   Fannie Mae                      3,700              179
   Green Tree Financial              400               17
   Household International           320               36
   MBNA                            1,705               45
   Merrill Lynch                   1,130               76
   Morgan Stanley, Dean
      Witter & Discover            2,000               98
   Salomon                           320               25
   Textron                           490               28
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                          $783
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 7.0%
   Adolph Coors, Cl B                110                4
   Anheuser Busch                  1,700               68
   Archer-Daniels-Midland          1,660               37
   Brown-Forman, Cl B                200               10
   Campbell Soup                   1,570               81
   Coca Cola                       8,645              488
   Conagra                         1,610               49
   CPC International                 430               43
   Fortune Brands                    510               17
   General Mills                     470               31
   H.J. Heinz                      1,275               59
   Hershey Foods                     420               23
   Kellogg                         1,425               61
   PepsiCo                         5,335              196
   Philip Morris                   8,445              335
   Quaker Oats                       410               20
   Ralston Purina Group              320               29
   Sara Lee                        1,640               84

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   Seagram                         1,100           $   37
   UST                               550               16
   William Wrigley, Jr.              340               25
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $1,713
--------------------------------------------------------------------------------
   GAS/NATURAL GAS - 0.5%
   Columbia Gas Systems              160               12
   Consolidated Natural Gas          280               15
   Eastern Enterprises                60                2
   Enron                             910               35
   Nicor                             140                5
   Oneok                              80                3
   Pacific Enterprises               250                8
   Peoples Energy                    100                4
   Sonat                             250               11
   Whitman                           300                8
   Williams                          470               24
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                           $  127
--------------------------------------------------------------------------------
   GENERAL UTILITIES - 0.1%
   Niagara Mohawk Power*             430                4
   Oryx Energy*                      310                9
   PECO Energy                       660               15
--------------------------------------------------------------------------------
   TOTAL GENERAL UTILITIES                         $   28
--------------------------------------------------------------------------------
   GLASS PRODUCTS - 0.1%
   Corning                           680               31
--------------------------------------------------------------------------------
   TOTAL GLASS PRODUCTS                            $   31
--------------------------------------------------------------------------------
   HOME APPLIANCES - 0.1%
   National Service Industries       130                6
   Sherwin-Williams                  510               14
--------------------------------------------------------------------------------
   TOTAL HOME APPLIANCES                           $   20
--------------------------------------------------------------------------------
   HOME BUILDERS - 0.0%
   Pulte                              60                2
--------------------------------------------------------------------------------
   TOTAL HOME BUILDERS                             $    2
--------------------------------------------------------------------------------
   HOTELS & LODGING - 0.5%
   Harrah's Entertainment*           300                6
   HFS*                              470               33
   Hilton Hotels                     740               23
   ITT*                              350               26
   Marriott International            380               27
--------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                          $  115
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 0.5%
   Clorox                            310               22
   Illinois Tool Works               740               36
   Maytag                            290               10
   Raychem                           130               12
   Snap-On Tools                     180                8
   Stanley Works                     260               11
   Whirlpool                         220               13
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $  112
--------------------------------------------------------------------------------
   INSURANCE - 4.6%
   Aetna                             440               31
   Allstate                        1,520              126
   American General                  740               38
   American International Group    2,445              250

Statement of Net Assets (unaudited)

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   Aon                               500           $   27
   Chubb                             510               34
   Cigna                             220               34
   Conseco                           560               24
   General Re                        240               47
   Hartford Financial Services Group 350               28
   Humana*                           490               10
   Jefferson-Pilot                   210               16
   Lincoln National                  300               21
   Loews                             340               38
   Marsh & McLennan                  500               36
   MBIA                              260               16
   MGIC Investment                   340               21
   Progressive                       210               22
   Safeco                            485               23
   St. Paul                          250               20
   SunAmerica                        580               21
   Torchmark                         410               16
   Transamerica                      190               19
   Travelers                       2,235              156
   United Healthcare                 560               26
   UNUM                              410               20
   USF&G                             330                7
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                 $1,127
--------------------------------------------------------------------------------
   LEASING & RENTING - 0.1%
   Pitney Bowes                      430               34
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                         $   34
--------------------------------------------------------------------------------
   LEISURE PRODUCTS - 0.2%
   Hasbro                            380               11
   Jostens                           120                3
   Mattel                            860               33
--------------------------------------------------------------------------------
   TOTAL LEISURE PRODUCTS                          $   47
--------------------------------------------------------------------------------
   LUMBER & WOOD PRODUCTS - 0.1%
   Georgia-Pacific                   270               23
   Louisiana-Pacific                 320                7
--------------------------------------------------------------------------------
   TOTAL LUMBER & WOOD PRODUCTS                    $   30
--------------------------------------------------------------------------------
   MACHINERY - 5.0%
   Aerquip-Vickers                    80                4
   Applied Materials*              1,260               42
   Baker Hughes                      500               23
   Black & Decker                    280               11
   Briggs & Stratton                  80                4
   Brunswick                         290               10
   Case                              220               13
   Caterpillar                     1,300               67
   Cincinnati Milacron               120                3
   Crane                             140                6
   Cummins Engine                    110                7
   Deere                             750               39
   Dover                             330               22
   Dresser Industries                520               22
   Emerson Electric                1,510               79
--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   General Electric               11,415            $ 737
   General Signal                    150                6
   Harnischfeger Industries          150                6
   Ingersoll Rand                    490               19
   Nacco Industries, Cl A             20                2
   Pall                              380                8
   Parker-hannifin                   385               16
   Tenneco                           500               22
   Timken                            190                6
   Tyco International              1,820               69
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                 $1,243
--------------------------------------------------------------------------------
   MEASURING DEVICES - 0.3%
   Honeywell                         380               26
   KLA-Tencor                        250               11
   Mallinckrodt                      220                8
   Perkin Elmer                      130                8
   Tektronix                         100                6
   Thermo Electron*                  450               17
--------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                         $   76
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 1.5%
   Bausch & Lomb                     160                6
   Baxter International              965               45
   Becton, Dickinson                 360               17
   Beverly Enterprises*              330                5
   Biomet*                           330                8
   Boston Scientific*                580               26
   C.R. Bard                         170                5
   Columbia/HCA Healthcare         2,255               64
   Guidant                           440               25
   Healthsouth Rehabilitation*     1,350               35
   Manor Care                        190                7
   Medtronic                       1,595               69
   St. Jude Medical                  270                8
   Tenet Healthcare                1,045               32
   United States Surgical            220                6
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                $ 358
--------------------------------------------------------------------------------
   METALS & MINING - 0.2%
   Cyprus AMAX Minerals              280                6
   Freeport-McMoran Copper
      & Gold, Cl B                   590               14
   Phelps Dodge                      180               13
   Reynolds Metals                   220               13
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                            $  46
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 4.1%
   Adobe Systems                     220               11
   Autodesk                          140                5
   Automatic Data Processing         870               44
   Cabletron Systems*                470               14
   Computer Associates
      International                1,240               92
   Computer Sciences*                230               16
   CUC International*              1,210               36
   Deluxe                            240                8
   Ecolab                            190                9
   First Data                      1,530               44

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   HBO                               675           $   29
   Microsoft*                      4,180              543
   Novell*                         1,040                9
   Oracle Systems*                 3,415              122
   Parametric Technology*            445               20
   Safety-Kleen                      170                4
   Shared Medical Systems             70                4
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES           $1,010
--------------------------------------------------------------------------------
   MISCELLANEOUS CONSUMER SERVICES - 0.1%
   H & R Block                       310               11
   Service International             750               23
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS CONSUMER SERVICES           $   34
--------------------------------------------------------------------------------
   MISCELLANEOUS TRANSPORTATION - 0.0%
   Fleetwood Enterprises             110                3
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS TRANSPORTATION              $    3
--------------------------------------------------------------------------------
   OFFICE PRODUCTS & SUPPLIES - 0.1%
   Ikon Office Solutions             390               11
   Johnson Controls                  250               11
--------------------------------------------------------------------------------
   TOTAL OFFICE PRODUCTS & SUPPLIES                $   22
--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 1.0%
   Bemis                             160                6
   Boise Cascade                     160                6
   Champion International            280               15
   Fort James                        560               22
   International Paper             1,045               47
   Kimberly-Clark                  1,900               99
   Mead                              160               10
   Potlatch                           90                4
   Stone Container                   290                3
   Temple-Inland                     170               10
   Union Camp                        210               11
   Westvaco                          300               10
   Willamette Industries             330               11
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                    $  254
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 1.9%
   Anadarko Petroleum                180               13
   Apache                            270               11
   Atlantic Richfield              1,095               90
   Burlington Resources              522               26
   Helmerich & Payne                  70                6
   Kerr-McGee                        140                9
   Occidental Petroleum            1,140               32
   Phillips Petroleum                780               38
   Rowan*                            260               10
   Schlumberger                    1,725              151
   Union Pacific Resources Group     750               18
   USX-Marathon Group                850               30
   Western Atlas*                    160               14
   Weyerhaeuser                      590               28
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                 $  476
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 6.8%
   Amerada Hess                      270               17
   Amoco                           1,710              157
--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   Ashland                           220           $   10
   Chevron                         2,285              190
   Coastal                           310               19
   Exxon                           8,625              530
   Mobil                           2,740              200
   Pennzoil                          140               10
   Royal Dutch Petroleum           7,475              393
   Sun                               220                9
   Texaco                          1,830              104
   Unocal                            730               30
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                        $1,669
--------------------------------------------------------------------------------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.7%
   Eastman Kodak                   1,125               67
   Polaroid                          140                6
   Xerox                           1,110               88
--------------------------------------------------------------------------------
   TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES         $  161
--------------------------------------------------------------------------------
   PRECIOUS METALS - 0.2%
   Barrick Gold                    1,110               23
   Battle Mountain Gold              680                4
   Echo Bay Mines                    410                2
   Homestake Mining                  440                5
   Newmont Mining                    460               16
   Placer Dome Group                 710               11
--------------------------------------------------------------------------------
   TOTAL PRECIOUS METALS                           $   61
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING - 1.3%
   American Greetings, Cl A          220                8
   Dow Jones                         280               13
   Gannett                           980               52
   John H. Harland                    90                2
   Knight-Ridder                     260               14
   McGraw-Hill                       290               19
   Meredith                          160                5
   Moore                             260                4
   New York Times, Cl A              330               18
   R.R. Donnelley & Sons             430               14
   Time Warner                     1,910              110
   Times Mirror, Cl A                280               15
   Tribune                           360               20
   Viacom, Cl B*                   1,050               32
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                     $  326
--------------------------------------------------------------------------------
   PROFESSIONAL SERVICES - 0.4%
   Cognizant*                        490               19
   Dun & Bradstreet                  510               15
   EG & G                            140                3
   Halliburton                       875               52
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                     $   89
--------------------------------------------------------------------------------
   RAILROADS - 0.7%
   Burlington Northern Santa Fe      540               51
   CSX                               650               36
   Norfolk Southern                1,300               42
   Union Pacific                     855               52
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                 $  181
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Equity Index Portfolio (concluded)

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   REAL ESTATE - 0.0%
   Kaufman & Broad Home              120           $    3
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE                               $    3
--------------------------------------------------------------------------------
   REPAIR SERVICES - 0.0%
   Ryder System                      230                8
--------------------------------------------------------------------------------
   TOTAL REPAIR SERVICES                           $    8
--------------------------------------------------------------------------------
   RETAIL - 5.0%
   Albertson's                       730               27
   Autozone*                         450               13
   American Stores                   810               21
   Charming Shoppes*                 310                2
   Circuit City Stores               290               12
   Costco*                           740               28
   CVS                               510               31
   Darden Restaurants                450                5
   Dayton-Hudson                     650               41
   Dillards Incorporated, Cl A       330               13
   F.W. Woolworth*                   400                8
   Federated Department Stores*      620               27
   Gap                               800               43
   Giant Food, Cl A                  180                6
   Great Atlantic & Pacific Tea      110                3
   Harcourt General                  210               11
   Home Depot                      2,545              142
   J.C. Penney                       740               43
   Kmart*                          1,440               19
   Kroger*                           750               24
   Limited                           810               19
   Longs Drug Stores                 120                3
   Lowe's                            520               22
   May Department Stores             690               37
   McDonald's                      2,345              105
   Mercantile Stores                 110                6
   Nordstrom                         230               14
   Pep Boys - Manny Moe & Jack       190                5
   Rite Aid                          360               21
   Sears Roebuck                   1,335               56
   Tandy                             310               11
   TJX                               480               14
   Toys "R" Us*                      850               29
   Tricon Global Restaurants*        522               16
   Wal-Mart Stores                 7,895              277
   Walgreen                        1,715               48
   Wendy's International             390                8
   Winn Dixie Stores                 440               16
--------------------------------------------------------------------------------
   TOTAL RETAIL                                    $1,226
--------------------------------------------------------------------------------
   RUBBER & PLASTIC - 0.7%
   Cooper Tire & Rubber              230                5
   Dow Chemical                      780               71
   Goodyear Tire & Rubber            460               29
   Nike                              995               47
   Reebok International              170                6
--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   Rubbermaid                        440             $ 11
   Tupperware                        180                5
--------------------------------------------------------------------------------
   TOTAL RUBBER & PLASTIC                            $174
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 2.4%
   Advanced Micro Devices*           490               11
   AMP                               650               29
   Intel                           5,695              439
   LSI Logic*                        420                9
   Micron Technology                 620               17
   National Semiconductor*           500               18
   Texas Instruments                 655               70
   Thomas & Betts                    160                8
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 $601
--------------------------------------------------------------------------------
   SPECIALTY CONSTRUCTION - 0.1%
   Masco                             490               22
--------------------------------------------------------------------------------
   TOTAL SPECIALTY CONSTRUCTION                      $ 22
--------------------------------------------------------------------------------
   SPECIALTY MACHINERY - 0.3%
   Cooper Industries                 360               19
   Westinghouse Electric           2,435               64
--------------------------------------------------------------------------------
   TOTAL SPECIALTY MACHINERY                         $ 83
--------------------------------------------------------------------------------
   STANDARD & POORS - 3.9%
   S&P 500 Depositary Receipt     10,539              966
--------------------------------------------------------------------------------
   TOTAL STANDARD & POORS                            $966
--------------------------------------------------------------------------------
   STEEL & STEEL WORKS - 0.5%
   Alcan Aluminum                    670               19
   Allegheny Teledyne                520               14
   Aluminum Company of America       520               38
   Armco*                            320                2
   Asarco                            120                3
   Bethlehem Steel*                  330                3
   Engelhard                         430                7
   Inco                              500               10
   Inland Steel Industries           140                3
   Nucor                             260               14
   USX-U.S. Steel Group              250                9
   Worthington Industries            290                6
--------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                         $128
--------------------------------------------------------------------------------
   TECHNOLOGY - 1.0%
   3Com*                           1,190               49
   Cisco Systems*                  2,335              192
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                  $241
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 6.6%
   Airtouch Communications*        1,740               67
   Alltel                            550               19
   Ameritech                       1,915              124
   AT&T                            5,665              277
   Bell Atlantic                   2,705              216
   BellSouth                       3,455              163
   Frontier                          490               11
   Lucent Technologies             2,240              185
   MCI Communications              2,410               86
   SBC Communications              3,185              203

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   Sprint                          1,470          $    76
   Tele-Communications Cl A*       1,765               40
   US West                         1,655               66
   Worldcom*                       3,145              106
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 1,639
--------------------------------------------------------------------------------
   TRUCKING - 0.0%
   Caliber System                    120                6
--------------------------------------------------------------------------------
   TOTAL TRUCKING                                 $     6
--------------------------------------------------------------------------------
   WHOLESALE - 3.7%
   Cardinal Health                   320               24
   Fleming                           110                2
   General Motors                  2,540              163
   Gillette                        1,950              174
   Johnson & Johnson               4,640              266
   Motorola                        2,030              125
   Supervalu                         180                7
   Sysco                             520               21
   Unilever                        2,200              117
   W.W. Grainger                     150               13
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                $   912
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $25,912)                                 $24,632
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
   (Cost $25,912)                                 $24,632
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.1%          $    14
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,588,087 outstanding
   shares of beneficial interest                   25,903
Undistributed net investment income                    39
Accumulated net realized loss on investments          (16)
Net unrealized depreciation on investments         (1,280)
================================================================================
TOTAL NET ASSETS -- 100.0%                        $24,646
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS           $9.52
================================================================================
* NON-INCOME PRODUCING SECURITY
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARK Funds: Blue Chip Equity Portfolio

[Photo Omitted]

Allen J. Ashcroft
Co-Portfolio Manager
ALLEN J. ASHCROFT HAS OVER 18 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND CO-MANAGER OF THE EQUITY INCOME AND THE BLUE CHIP EQUITY PORTFOLIOS.

[Photo Omitted]

Clyde L. Randall, CFA
Co-Portfolio Manager
CLYDE L. RANDALL HAS OVER 14 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND CO-MANAGER OF THE EQUITY INCOME AND THE BLUE CHIP EQUITY PORTFOLIOS.

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 92.2%
   AIRCRAFT - 5.0%
   Boeing                         40,000           $1,915
   Lockheed Martin                18,600            1,768
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                  $3,683
--------------------------------------------------------------------------------
   AUTOMOTIVE - 2.9%
   Ford Motor                     50,000            2,184
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                $2,184
--------------------------------------------------------------------------------
   BANKS - 5.4%
   Chase Manhattan                17,500            2,019
   Norwest                        61,200            1,962
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $3,981
--------------------------------------------------------------------------------
   CHEMICALS - 2.9%
   E.I. du Pont de Nemours        38,000            2,161
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                 $2,161
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 2.8%
   Philips Electronics, ADR       26,900            2,108
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                  $2,108
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE - 3.8%
   Computer Associates
      International               20,000            1,491
   Microsoft*                     10,300            1,339
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $2,830
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Blue Chip Equity Portfolio (concluded)

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Real Estate Investment Trust -- 1%
American Depository Receipts -- 2%
Household Products -- 2%
Repurchase Agreement -- 5%
Retail -- 5%
Oil-Energy -- 10%
Transportation -- 10%
Miscellaneous -- 10%
Financial -- 16%
Chemicals & Drugs -- 14%
Consumer Products -- 13%
Technology -- 12%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   DRUGS - 10.8%
   Abbott Laboratories            33,000           $2,023
   Amgen*                         35,000            1,724
   Merck                          21,300            1,901
   Pfizer                         33,000            2,335
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $7,983
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT - 2.6%
   General Electric               29,500            1,905
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $1,905
--------------------------------------------------------------------------------
   ENTERTAINMENT - 2.7%
   Walt Disney                    24,700            2,032
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $2,032
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 5.7%
   Associates First Capital       32,800            2,087
   Fannie Mae                     44,000            2,131
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $4,218
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 10.3%
   Coca Cola                      27,000            1,525
   CPC International              23,000            2,277
   PepsiCo                        54,000            1,988
   Philip Morris                  46,500            1,843
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $7,633
--------------------------------------------------------------------------------
   HEALTHCARE PRODUCTS &  SERVICES - 2.7%
   Johnson & Johnson              34,600            1,985
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS &  SERVICES           $1,985
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 2.4%
   Procter & Gamble               26,000            1,768
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $1,768
--------------------------------------------------------------------------------
   INSURANCE - 2.4%
   Chubb                          27,200            1,802
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                 $1,802
--------------------------------------------------------------------------------
   LEASING & RENTING - 5.6%
   Hertz, Cl A                    60,000            2,074
   Pitney Bowes                   25,800            2,046
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                         $4,120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Shares/Principal Market
Description                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
   PETROLEUM INTERNATIONAL - 2.6%
   Exxon                          31,000         $  1,905
--------------------------------------------------------------------------------
   TOTAL PETROLEUM INTERNATIONAL                 $  1,905
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 5.3%
   Royal Dutch Petroleum          38,500            2,026
   Texaco                         33,600            1,913
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                      $  3,939
--------------------------------------------------------------------------------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.9%
   Xerox                          18,000            1,428
--------------------------------------------------------------------------------
   TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES       $  1,428
--------------------------------------------------------------------------------
   RAILROADS - 2.1%
   Tranz Rail Holdings, ADR       60,000              810
   Union Pacific                  12,000              735
--------------------------------------------------------------------------------
   TOTAL RAILROADS                               $  1,545
--------------------------------------------------------------------------------
   RETAIL - 2.6%
   Home Depot                     34,350            1,911
--------------------------------------------------------------------------------
   TOTAL RETAIL                                  $  1,911
--------------------------------------------------------------------------------
   STEEL & STEEL WORKS - 2.3%
   Aluminum Company of America    24,000            1,752
--------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                     $  1,752
--------------------------------------------------------------------------------
   TECHNOLOGY - 2.4%
   Cisco Systems*                 21,500            1,764
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                              $  1,764
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 5.0%
   Ericsson Telephone, ADR        32,000            1,416
   SBC Communications             36,000            2,290
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS         $  3,706
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $56,653)                                $ 68,343
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 2.7%
   Bankers Trust
       5.640%, 11/03/97 (A)       $2,000            1,999
--------------------------------------------------------------------------------
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $1,999)                                 $  1,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.6%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $3,431,576 (collateralized by
      U.S. Treasury Bond: total
      market value $3,509,795)     3,430            3,430
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,430)                                 $  3,430
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
   (Cost $62,082)                                $ 73,772
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.5%         $    372
================================================================================
38

                                                 OCTOBER 31, 1997 [LOGO OMITTED]
--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 3,252,990 outstanding
   shares of beneficial interest                  $36,315
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 2,030,215 outstanding
   shares of beneficial interest                   25,591
Undistributed net investment income                    52
Accumulated net realized gain on investments          496
Net unrealized appreciation on investments         11,690
================================================================================
TOTAL NET ASSETS -- 100.0%                         $74,144
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS            $14.04
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $14.02
================================================================================
MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($14.02 / 95.25%) (B)                     $14.72
================================================================================
* NON-INCOME PRODUCING SECURITY
(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF OCTOBER 31, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.75%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARK Funds: Stock Portfolio

[Photo Omitted]

H. Giles Knight
Portfolio Manager
H. GILES KNIGHT HAS OVER 25 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND THE MANAGER OF THE STOCK AND THE SPECIAL EQUITY PORTFOLIOS.

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
   AIR TRANSPORTATION - 2.0%
   Southwest Airlines             25,000           $  816
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                        $  816
--------------------------------------------------------------------------------
   AIRCRAFT - 4.1%
   Lockheed Martin                10,000              951
   United Technologies            10,000              700
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                  $1,651
--------------------------------------------------------------------------------
   BANKS - 7.3%
   Crestar Financial              20,000              946
   NationsBank                    15,000              898
   Norwest                        20,000              641
   PNC                            10,000              475
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $2,960
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS - 5.2%
   Gillette                       13,000            1,158
   Procter & Gamble               14,000              952
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                           $2,110
--------------------------------------------------------------------------------
   CHEMICALS - 3.8%
   E.I. du Pont de Nemours        13,000              739
   Monsanto                       15,000              641
   Solutia*                        8,200              181
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                 $1,561
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 3.0%
   Cisco Systems*                 15,000            1,230
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $1,230
--------------------------------------------------------------------------------
   DRUGS - 10.1%
   Abbott Laboratories            10,000              613
   Bristol-Myers Squibb            9,000              790
   Eli Lilly                      15,056            1,007
   Merck                           9,000              803
   Pfizer                         13,000              920
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $4,133
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT - 3.0%
   General Electric               19,000            1,227
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $1,227
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Stock Portfolio (concluded)

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Healthcare -- 4%
Repurchase Agreement -- 5%
Oil-Energy -- 5%
Building & Construction -- 7%
Transportation -- 9%
Chemicals & Drugs -- 14%
Consumer Products -- 19%
Financial -- 20%
Technology -- 17%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   ENTERTAINMENT - 1.9%
   Walt Disney                     9,500           $  781
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $  781
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 9.8%
   American Express               12,000              936
   Fannie Mae                     20,000              969
   MBNA                           15,000              395
   Merrill Lynch                  12,000              811
   Morgan Stanley, Dean
      Witter & Discover           18,000              882
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $3,993
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 5.1%
   Coca Cola                      21,000            1,187
   Philip Morris                  23,000              911
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $2,098
--------------------------------------------------------------------------------
   HEALTHCARE - 1.4%
   Johnson & Johnson              10,000              574
--------------------------------------------------------------------------------
   TOTAL HEALTHCARE                                $  574
--------------------------------------------------------------------------------
   INSURANCE - 3.7%
   Allstate                        9,000              746
   American International Group    7,500              765
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                 $1,511
--------------------------------------------------------------------------------
   MACHINERY - 5.1%
   Baker Hughes                   20,000              919
   Smith International*           15,000            1,144
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                 $2,063
--------------------------------------------------------------------------------
   MARINE TRANSPORTATION - 2.4%
   Carnival, Cl A                 20,000              970
--------------------------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION                     $  970
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 2.3%
   Guidant                        16,000              920
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $  920
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Shares/Principal Market
Description                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 5.7%
   Computer Associates
      International               10,000          $   746
   Microsoft*                      8,000            1,040
   Oracle Systems*                15,000              537
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          $ 2,323
--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 1.5%
   Fort James                     15,000              595
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                   $   595
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 3.0%
   Anadarko Petroleum              6,500              476
   Union Pacific Resources Group  30,234              745
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                $ 1,221
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 2.0%
   Texaco                         14,000              797
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                       $   797
--------------------------------------------------------------------------------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.9%
   Xerox                          10,000              793
--------------------------------------------------------------------------------
   TOTAL PHOTOGRAPHIC EQUIPMENT & SUPPLIES        $   793
--------------------------------------------------------------------------------
   RAILROADS - 0.9%
   Norfolk Southern               12,000              386
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                $   386
--------------------------------------------------------------------------------
   RETAIL - 4.6%
   Gap                            15,000              798
   Rite Aid                       12,000              713
   Sears Roebuck                   9,000              377
--------------------------------------------------------------------------------
   TOTAL RETAIL                                   $ 1,888
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 1.9%
   National Semiconductor*        22,000              792
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $   792
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 5.3%
   Boston Technology*             25,000              678
   Ericsson Telephone, ADR        15,000              664
   Lucent Technologies            10,000              824
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 2,166
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $27,255)                                 $39,559
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.7%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $1,942,319 (collateralized by
      U.S. Treasury Bond: total
      market value $1,986,677)    $1,941            1,941
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,941)                                  $ 1,941
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.7%
   (Cost $29,196)                                 $41,500
================================================================================

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.7%)        $ (702)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 3,386,956 outstanding
   shares of beneficial interest                  21,053
Undistributed net investment income                    6
Accumulated net realized gain
   on investments                                  7,435
Net unrealized appreciation on investments        12,304
================================================================================
TOTAL NET ASSETS -- 100.0%                       $40,798
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS         $12.05
================================================================================

* NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARK Funds: Capital Growth Portfolio

[Photo Omittted]

Christopher E. Baggini,
CFA
Portfolio Manager
CHRISTOPHER E. BAGGINI HAS OVER TWELVE YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, MANAGER OF THE CAPITAL GROWTH PORTFOLIO AND CO-MANAGER OF THE MID-CAP EQUITY PORTFOLIO.

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS - 96.4%
   AIRCRAFT - 3.4%
   Boeing                         16,000           $  766
   Lockheed Martin                 8,000              760
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                  $1,526
--------------------------------------------------------------------------------
   BANKS - 9.9%
   Banc One                       20,000            1,042
   BankBoston                      7,500              608
   Chase Manhattan                10,000            1,154
   Crestar Financial              15,000              710
   Norwest                        27,000              866
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $4,380
--------------------------------------------------------------------------------
   CHEMICALS - 1.9%
   Monsanto                       20,000              855
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                 $  855
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE - 5.9%
   Computer Associates
      International               20,000            1,491
   Documentum*                    25,000              747
   Microsoft*                      3,000              390
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $2,628
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 4.2%
   Computer Sciences*             15,000            1,064
   HBO                            10,000              435
   J.D. Edwards*                   1,000               34
   Sun Microsystems*              10,000              343
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $1,876
--------------------------------------------------------------------------------
   DRUGS - 5.6%
   American Home Products         10,000              741
   Merck                          13,000            1,160
   Schering Plough                10,000              561
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $2,462
--------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT - 2.2%
   General Electric               15,000              968
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL EQUIPMENT                      $  968
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Capital Growth Portfolio (concluded)

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Transportation -- 3%
Miscellaneous -- 3%
Repurchase Agreement -- 5%
Retail -- 8%
Oil-Energy -- 11%
Consumer Products -- 14%
Technology -- 23%
Financial -- 19%
Chemicals & Drugs -- 14%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   ENTERTAINMENT - 3.0%
   Carnival                       15,000           $  728
   Walt Disney                     7,500              617
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $1,345
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 8.0%
   Associates First Capital       15,000              954
   Federal Home Loan Mortgage
      Corporation                 30,000            1,136
   Morgan Stanley                  5,000              245
   Travelers                      17,000            1,190
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $3,525
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 4.6%
   PepsiCo                        30,000            1,104
   Philip Morris                  24,000              951
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $2,055
--------------------------------------------------------------------------------
   HOTELS & LODGING - 1.6%
   HFS*                           10,000              705
--------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                          $  705
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 1.0%
   Colgate-Palmolive               7,000              453
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $  453
--------------------------------------------------------------------------------
   INSURANCE - 1.0%
   American International Group    4,500              459
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                 $  459
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 7.2%
   Becton, Dickinson              20,000              921
   Boston Scientific*              5,000              228
   Guidant                        10,000              575
   Johnson & Johnson              14,000              803
   Medpartners*                   25,000              636
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $3,163
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Shares/Principal Market
Description                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 2.5%
   CUC International*             30,000          $   885
   Kendle International*          15,000              225
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          $ 1,110
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 6.2%
   ENSCO International            20,000              841
   Oryx Energy*                   15,000              413
   Smith International*            7,500              572
   Union Pacific Resources Group  38,000              936
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                $ 2,762
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING - 3.2%
   Applied Graphics Technologies* 10,000              535
   Electronics for Imaging*       18,500              865
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                    $ 1,400
--------------------------------------------------------------------------------
   RENTAL SERVICES - 1.4%
   Avis Rent A Car*               10,000              274
   Hertz, Cl A*                   10,000              346
--------------------------------------------------------------------------------
   TOTAL RENTAL SERVICES                          $   620
--------------------------------------------------------------------------------
   RETAIL - 7.7%
   Home Depot                     16,500              918
   Linens N Things*               30,000            1,078
   Rite Aid                       22,500            1,336
   Tricon Global Restaurants*      3,000               91
--------------------------------------------------------------------------------
  TOTAL RETAIL                                    $ 3,423
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 5.5%
   National Semiconductor*        40,000            1,440
   Synopsys*                      25,000              972
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $ 2,412
--------------------------------------------------------------------------------
   TECHNOLOGY - 5.6%
   3Com*                          20,000              829
   Cisco Systems*                 20,000            1,641
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                               $ 2,470
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 4.8%
   Boston Technology*             45,000            1,221
   Ericsson Telephone, ADR        20,000              885
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 2,106
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $34,865)                                 $42,703
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.4%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $2,409,318 (collateralized by
      U.S. Treasury Bond: total
      market value $2,462,651)    $2,408            2,408
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,408)                                  $ 2,408
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.8%
   (Cost $37,273)                                 $45,111
================================================================================
OTHER ASSETS AND LIABILITIES, NET - (1.8%)        $  (797)
================================================================================

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,358,833 outstanding
   shares of beneficial interest                  $20,793
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 705,319 outstanding
   shares of beneficial interest                    8,764
Undistributed net investment income                   109
Accumulated net realized gain
   on investments                                   6,810
Net unrealized appreciation on investments          7,838
================================================================================
TOTAL NET ASSETS -- 100.0%                        $44,314
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $14.48
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $14.41
================================================================================
MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($14.41 / 95.25%) (A)                     $15.13
================================================================================
*NON-INCOME PRODUCING SECURITY
(A) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.75%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARK Funds: Mid-Cap Equity Portfolio

[Photo Omitted]

Christopher E. Baggini,
CFA
Co-Portfolio Manager
CHRISTOPHER E. BAGGINI HAS OVER TWELVE YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS, MANAGER OF THE CAPITAL GROWTH PORTFOLIO AND CO-MANAGER OF THE MID-CAP EQUITY PORTFOLIO.

[Photo Omitted]

Christopher D. Baker
Co-Portfolio Manager
CHRISTOPHER D. BAKER IS AN INVESTMENT OFFICER OF ALLIED INVESTMENT ADVISORS, CO-MANAGER WITH MR. BAGGINI OF THE MID-CAP EQUITY PORTFOLIO AND MANAGER
OF THE EQUITY INDEX PORTFOLIO. HE HAS OVER 5 YEARS EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
   AEROSPACE & DEFENSE - 0.8%
   Hubbell, Cl B                   3,816             $168
   Litton Industries               2,350              119
   Thiokol                           900               82
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                         $369
--------------------------------------------------------------------------------
   AIR TRANSPORTATION - 0.2%
   Airborne Freight                  950               60
   ASA Holdings                    1,300               36
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                          $ 96
--------------------------------------------------------------------------------
   AIRCRAFT - 0.4%
   Sundstrand                      3,280              178
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                    $178
--------------------------------------------------------------------------------
   APPAREL/TEXTILES - 0.9%
   Albany International            1,150               28
   Burlington Industries*          2,600               39
   Jones Apparel Group*            2,700              137
   Shaw Industries                 5,300               64
   Unifi                           3,100              119
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                            $387
--------------------------------------------------------------------------------
   AUTOMOTIVE - 0.9%
   Borg-Warner Automotive            600               33
   Federal Mogul                   1,850               78
   Federal Signal                  1,882               46
   Kaydon                          2,200               67

Statement of Net Assets (unaudited)

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Building & Construction -- 1%
Transportation -- 3%
Durable Goods -- 4%
Utilities -- 7%
Consumer Products -- 8%
Oil-Energy -- 8%
Miscellaneous -- 8%
Chemicals & Drugs -- 9%
Repurchase Agreement -- 20%
Technology -- 17%
Financial -- 15%
% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   Modine Manufacturing            1,250           $   43
   OEA                               800               32
   Superior Industries
     International                 1,155               31
   Teleflex                        1,700               63
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                $  393
--------------------------------------------------------------------------------
   BANKS - 10.4%
   Central Fidelity Banks          3,150              146
   Charter One Financial           2,800              163
   City National                   1,700               51
   Crestar Financial               6,450              305
   Dime Bancorp                    5,500              132
   First of America Bank           4,725              263
   First Security                  6,462              187
   First Tennessee National        3,600              207
   First Virginia Banks            2,950              137
   Firstar                         7,800              282
   Hibernia, Cl A                  6,500              116
   Marshall & Ilsley               4,950              257
   Mercantile Bancorp              6,150              299
   Mercantile Bankshares           3,675              131
   Northern Trust                  5,600              328
   Old Kent Financial              2,700              170
   Pacific Century Financial       2,000              101
   Regions Financial Corporation   7,510              276
   Southtrust                      5,350              257
   Summit Bancorp                 10,100              431
   Union Planters                  3,700              219
   Wilmington Trust                1,400               78
--------------------------------------------------------------------------------
   TOTAL BANKS                                     $4,536
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS - 0.1%
   Church & Dwight                   825               24
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                           $   24
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 1.0%
   Chris-Craft Industries*         1,307               68
   Omnicom Group                   4,700              332
   TCA Cable TV                    1,250               52
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    $  452
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION - 0.2%
   Jacobs Engineering Group*       1,175           $   32
   Martin Marietta Materials       1,800               63
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                   $   95
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION SUPPLIES - 0.0%
   Lukens                            700               13
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION SUPPLIES          $   13
--------------------------------------------------------------------------------
   CHEMICALS - 3.3%
   A. Schulman                     1,600               36
   Airgas*                         3,000               47
   Albemarle                       2,650               64
   Betzdearborn                    1,231               79
   Cabot                           3,000               74
   Crompton & Knowles              3,700               93
   Cytec Industries*               2,300              112
   Dexter                          1,000               39
   Ethyl                           4,850               42
   Fuller (H.B.)                     590               28
   Georgia Gulf                    1,400               42
   IMC Global                      5,300              179
   Lawter International            1,800               20
   Lubrizol                        2,900              112
   Olin                            2,550              116
   RPM                             3,112               58
   Solutia*                        6,500              144
   Wellman                         1,500               30
   Witco Chemical                  2,875              125
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                 $1,440
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 1.1%
   ADC Telecommunications*         7,400              245
   Molex                           4,362              164
   Vishay Intertechnology*         2,611               63
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                  $  472
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE - 1.5%
   BMC Software*                   5,248              317
   Compuware*                      4,600              304
   Symantec*                       2,140               47
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                         $  668
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 4.0%
   Arrow Electronics*              5,612              159
   Avnet                           2,175              137
   Cirrus Logic*                   2,600               39
   Diebold                         3,854              170
   Exabyte*                          945               10
   Lexmark International
      Group, Cl A*                 3,500              107
   Quantum*                        7,400              234
   SCI Systems*                    3,400              150
   Sequent Computer Systems*       1,350               28
   Solectron*                      3,900              153
   Sterling Commerce*              5,000              166
   Storage Technology*             3,261              191
   Stratus Computer*                 850               30
   Sungard Data Systems*           4,400              104

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   Symbol Technologies             2,212           $   88
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $1,766
--------------------------------------------------------------------------------
   CONCRETE & MINERAL PRODUCTS - 0.2%
   Calmat                          1,100               28
   Ferro                           1,050               39
--------------------------------------------------------------------------------
   TOTAL CONCRETE & MINERAL PRODUCTS               $   67
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS - 0.1%
   First Brands                    2,200               56
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                         $   56
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING - 0.1%
   Longview Fibre                  2,200               35
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                    $   35
--------------------------------------------------------------------------------
   DRUGS - 3.1%
   Allegiance                      2,500               69
   Biogen*                         4,300              144
   Carter-Wallace                  1,900               30
   Centocor*                       3,800              167
   Chiron*                         9,564              184
   Forest Laboratories*            1,834               85
   Genzyme*                        5,024              138
   Ivax*                           5,850               44
   Mylan Laboratories              7,087              155
   Perrigo*                        3,050               47
   R.P. Scherer*                   1,450               85
   Watson Pharmaceuticals*         6,300              200
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $1,348
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 7.9%
   AES*                            8,000              317
   Allegheny Energy                6,729              190
   AMETEK*                         1,350               32
   Atlantic Energy                 2,050               38
   CMS Energy                      5,800              212
   Delmarva Power & Light          3,150               62
   Florida Progress                6,100              199
   Hawaiian Electric Industries    1,475               56
   Idaho Power                     1,650               53
   Illinova                        3,100               69
   Ipalco Enterprises              2,371               83
   Kansas City Power & Light       3,250               95
   LG&E                            3,350               71
   MidAmerican Energy Holdings     4,964               89
   Minnesota Power & Light         1,825               66
   Montana Power                   2,150               54
   Nevada Power                    2,000               43
   New Century Energies*           3,486              146
   New England Electric System     3,300              129
   New York State Electric & Gas   3,650               97
   Nipsco Industries               3,750              165
   Northeast Utilities             6,200               71
   OGE Energy                      2,053               99
   PG&E                              997               25
   Pinnacle West Capital           5,000              174
   Potomac Electric Power          6,150              138
   Public Service Company
      of New Mexico                1,200               23

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   Puget Sound Energy              4,200           $  112
   Scana                           5,550              140
   TECO Energy                     7,372              176
   UCAR International*             1,700               64
   Wisconsin Energy                6,500              165
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                       $3,453
--------------------------------------------------------------------------------
   ENERGY & POWER - 0.3%
   Calenergy*                      3,150              108
--------------------------------------------------------------------------------
   TOTAL ENERGY & POWER                            $  108
--------------------------------------------------------------------------------
   ENTERTAINMENT - 0.4%
   International Game Technology   6,600              169
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                             $  169
--------------------------------------------------------------------------------
   ENVIRONMENTAL SERVICES - 0.7%
   USA Waste Services*             8,500              315
--------------------------------------------------------------------------------
   TOTAL ENVIRONMENTAL SERVICES                    $  315
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 3.9%
   A.G. Edwards & Sons             5,318              175
   Bear Stearns                    6,489              258
   Capital One Financial           3,700              169
   FINOVA Group                    2,750              121
   Franklin Resources              6,375              573
   Paine Webber Group              5,000              221
   T. Rowe Price                   2,700              179
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $1,696
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 3.9%
   Coca Cola                      19,950              561
   Dean Foods                      2,075               98
   Dole Food                       3,150              140
   Dreyer's Grand Ice Cream          650               27
   Flowers Industries              3,656               69
   Hormel Foods                    3,800              114
   IBP                             4,650              108
   Interstate Bakeries             1,850              118
   Lancaster Colony                1,232               61
   Lance                           1,250               27
   McCormick                       4,250              106
   Tyson Foods                    12,010              227
   Universal Foods                 1,200               47
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                  $1,703
--------------------------------------------------------------------------------
   FORESTRY - 0.1%
   Rayonier                        1,100               48
--------------------------------------------------------------------------------
   TOTAL FORESTRY                                  $   48
--------------------------------------------------------------------------------
   GAS/NATURAL GAS - 1.6%
   AGL Resources                   2,150               39
   El Paso Natural Gas             3,259              195
   KeySpan Energy*                 2,000               62
   MCN                             4,100              142
   National Fuel & Gas             1,425               63
   Questar                         2,150               83
   Utilicorp United                1,950               62
   Washington Gas Light            2,000               51
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                           $  697
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   HOME BUILDERS - 0.2%
   Clayton Homes                   5,961           $   98
--------------------------------------------------------------------------------
   TOTAL HOME BUILDERS                             $   98
--------------------------------------------------------------------------------
   HOTELS & LODGING - 0.5%
   Circus Circus Enterprises*      4,825              107
   Promus Hotel*                   2,600              102
--------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                          $  209
--------------------------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES - 0.5%
   Leggett & Platt                 5,350              223
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES            $  223
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS - 0.6%
   Danaher                         3,250              178
   Dial                            5,200               88
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                        $  266
--------------------------------------------------------------------------------
   INSURANCE - 4.0%
   AFLAC                           4,730              241
   AMBAC                           3,950              167
   American Financial Group        3,000              114
   Foundation Health Systems, Cl A* 6,752             194
   Healthcare Compare*             1,400               75
   HSB Group                         900               47
   Old Republic International      4,900              175
   Oxford Health Plans*            3,000               77
   Pacificare Health Systems, Cl B* 2,153             139
   PMI Group                       1,700              103
   Policy Management Systems*        850               52
   Provident                       7,300              244
   Transatlantic Holdings          1,750              121
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                 $1,749
--------------------------------------------------------------------------------
   INTERNET SERVICE PROVIDERS - 0.9%
   America Online*                 5,175              398
--------------------------------------------------------------------------------
   TOTAL INTERNET SERVICE PROVIDERS                $  398
--------------------------------------------------------------------------------
   LEASING & RENTING - 0.3%
   Comdisco                        3,750              118
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                         $  118
--------------------------------------------------------------------------------
   LEISURE PRODUCTS - 0.5%
   Callaway Golf                   3,700              119
   Electronic Arts*                2,750               93
--------------------------------------------------------------------------------
   TOTAL LEISURE PRODUCTS                          $  212
--------------------------------------------------------------------------------
   MACHINERY - 1.8%
   AGCO                            3,200               93
   Donaldson                       1,100               56
   Flowserve                         937               28
   Kennametal                      1,600               78
   Mark IV Industries              2,615               63
   Nordson                           800               40
   Pentair                         1,574               61
   Smith International*            2,250              172
   Stewart & Stevenson Services    1,400               30

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   Tyco International              1,412          $    53
   Varco International*            1,325               81
   Watts Industries, Cl A          1,350               34
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                $   789
--------------------------------------------------------------------------------
   MANUFACTURING - 0.2%
   Trinity Industries              2,000               90
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                            $    90
--------------------------------------------------------------------------------
   MARINE TRANSPORTATION - 0.2%
   Alexander & Baldwin             1,900               52
   Overseas Shipholding Group      1,575               39
--------------------------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION                    $    91
--------------------------------------------------------------------------------
   MEASURING DEVICES - 0.1%
   Beckman Instruments             1,250               49
--------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                        $    49
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 4.0%
   Acuson*                         1,026               19
   Apria Healthcare Group*         2,550               39
   ATL Ultrasound*                   600               26
   Bergen Brunswig, Cl A           2,556              102
   Concentra Managed Care*         1,000               33
   Covance*                        2,950               52
   Dentsply International          3,900              111
   Health Management Associates,
      Cl A*                       10,750              262
   Healthcare & Retirement*        1,825               69
   HEALTHSOUTH*                    1,749               45
   McKesson                        2,500              268
   Novacare*                       2,000               26
   Omnicare                        4,000              111
   Quorum Health Group*            2,000               49
   Stryker                         5,200              193
   Sybron International*           4,900              197
   Varian Associates               1,300               76
   Vencor*                         3,550               96
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $1,774
--------------------------------------------------------------------------------
   METALS & MINING - 0.5%
   Cleveland Cliffs                  325               14
   Minerals Technologies             900               37
   Vulcan Materials                1,975              175
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                           $  226
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 2.3%
   Cintas                          2,650              191
   Fiserv*                         2,675              120
   Kelly Services, Cl A            2,000               71
   Ogden                           2,000               51
   Olsten                          3,437               52
   Reynolds & Reynolds, Cl A       4,100               70
   Sensormatic Electronics         2,925               44
   Sotheby's Holdings, Cl A        2,600               49
   U.S. Filter*                    4,300              173
   Viad                            4,900               89
   Viking Office Products*         4,300              103
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES           $1,013
--------------------------------------------------------------------------------

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   MISCELLANEOUS CONSUMER SERVICES - 1.1%
   Manpower                        4,425           $  170
   Robert Half International*      5,100              209
   Stewart Enterprises, Cl A       2,500              104
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS CONSUMER SERVICES           $  483
--------------------------------------------------------------------------------
   MISCELLANEOUS MANUFACTURING - 0.4%
   GTECH*                          1,000               32
   Hillenbrand Industries          3,850              165
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING               $  197
--------------------------------------------------------------------------------
   MISCELLANEOUS TRANSPORTATION - 0.2%
   Harsco                          2,500              104
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS TRANSPORTATION              $  104
--------------------------------------------------------------------------------
   MOTORCYCLES, BICYCLES & PARTS - 0.5%
   Harley-Davidson                 8,360              232
--------------------------------------------------------------------------------
   TOTAL MOTORCYCLES, BICYCLES & PARTS             $  232
--------------------------------------------------------------------------------
   OFFICE FURNITURE & FIXTURES - 0.4%
   Herman Miller                   2,300              112
   Hon Industries                  1,200               62
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES               $  174
--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 0.8%
   Bowater                         1,650               69
   Chesapeake                      1,050               33
   Consolidated Papers             2,250              117
   PH Glatfelter                   1,800               36
   Unisource Worldwide             3,000               49
   Wausau Paper Mills              1,520               31
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                    $  335
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 5.8%
   BJ Services*                    2,100              178
   Ensco International            10,600              446
   Global Marine*                  9,575              298
   Mapco                           2,200               73
   Nabors Industries*              5,350              220
   Noble Affiliates                2,900              119
   Noble Drilling*                 7,300              260
   Parker Drilling*                2,800               41
   Pioneer Natural Resources*      1,450               58
   Quaker State                    1,350               21
   Ranger Oil                      4,310               37
   Seagull Energy*                 3,200               78
   Tidewater                       3,355              220
   Transocean Offshore             5,600              302
   Valero Energy                   2,300               69
   Weatherford Enterra*            2,733              140
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                 $2,560
--------------------------------------------------------------------------------
   PETROLEUM REFINING - 1.5%
   Lyondell Petrochemical          4,000              103
   Murphy Oil                      2,400              139
   Tosco                           8,610              284
   Ultramar Diamond Shamrock       3,800              117
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                        $  643
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING - 1.6%
   A.H. Belo, Cl A                 3,600             $170
   Banta                           1,200               31
   Houghton Mifflin                1,380               49
   Lee Enterprises                 1,850               49
   Media General                   1,100               45
   Scholastic*                       600               24
   Standard Register               1,200               39
   Wallace Computer Services       1,900               73
   Washington Post, Cl B             550              239
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                       $719
--------------------------------------------------------------------------------
   PROFESSIONAL SERVICES - 0.9%
   Corrections Corporation
      of America*                  4,400              134
   Medaphis*                       2,050               12
   Paychex                         6,066              231
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                       $377
--------------------------------------------------------------------------------
   RAILROADS - 0.7%
   Illinois Central                3,125              111
   Kansas City Southern Industries 6,000              183
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                   $294
--------------------------------------------------------------------------------
   RETAIL - 10.3%
   Ann Taylor Stores*                900               13
   Barnes & Noble*                 3,000               77
   Bed Bath & Beyond*              3,500              111
   Best Buy*                       1,400               39
   BJ's Wholesale Club*            2,000               58
   Brinker International*          2,549               36
   Claire's Stores                 2,487               55
   CompUSA*                        8,425              276
   Consolidated Stores*            4,687              187
   Cracker Barrel Old
      Country Stores               3,500              103
   Dollar General                  7,387              244
   Family Dollar Stores            4,450              105
   Fastenal                        1,650               81
   Fred Meyer*                     1,750               50
   General Nutrition*              4,500              142
   Hannaford Brothers              2,450               93
   Heilig-Meyers                   2,050               27
   Kohl's*                         4,100              275
   Lands' End*                     1,350               43
   Linens 'N Things*              13,200              474
   Lone Star Steakhouse & Saloon*  2,650               61
   Micro Warehouse*                1,400               21
   Nine West Group*                1,600               57
   Office Depot*                   8,623              178
   OfficeMax*                      5,000               67
   Outback Steakhouse*             2,800               76
   Payless Shoesource*             2,000              112
   Premark International           3,000               81
   Rite Aid                       11,300              671
   Ruddick                         1,400               22
   Sbarro                            850               22
   Staples*                        9,074              238
   Starbucks*                      4,500              149
   Tiffany & Company               1,850               73

Statement of Net Assets (unaudited)

Mid-Cap Equity Portfolio (concluded)

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
   U.S. Office Products*           4,000           $  125
   Warnaco Group                   2,850               81
--------------------------------------------------------------------------------
   TOTAL RETAIL                                    $4,523
--------------------------------------------------------------------------------
   RUBBER & PLASTIC - 1.1%
   Carlisle                        1,200               52
   Hanna                           2,124               55
   Sealed Air*                     2,150              111
   Sonoco Products                 8,770              282
--------------------------------------------------------------------------------
   TOTAL RUBBER & PLASTIC                          $  500
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 4.9%
   Altera*                         2,900              129
   American Power Conversion*      5,050              138
   Analog Devices*                 8,406              257
   Atmel*                          5,250              136
   Cadence Design Systems*         3,500              186
   Cypress Semiconductor*          3,250               37
   Integrated Device Technology*   3,000               35
   Linear Technology               4,200              264
   Maxim Integrated Products*      3,500              232
   Mentor Graphics*                2,400               26
   Structural Dynamics Research*   1,327               25
   Synopsys*                      11,600              451
   Teradyne*                       2,650               99
   Xilinx*                         4,200              143
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS               $2,158
--------------------------------------------------------------------------------
   SPECIALTY MACHINERY - 0.3%
   Tecumseh Products, Cl A           950               49
   York International              2,100               96
--------------------------------------------------------------------------------
   TOTAL SPECIALTY MACHINERY                       $  145
--------------------------------------------------------------------------------
   STEEL & STEEL WORKS - 0.7%
   AK Steel Holding                1,500               63
   Alumax Incorporated*            2,450               80
   Carpenter Technology            1,100               53
   Oregon Steel Mills              1,600               34
   Precision Castparts             1,050               62
--------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                       $  292
--------------------------------------------------------------------------------
   TECHNOLOGY - 0.2%
   NCR*                            3,300              100
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                $  100
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 3.3%
   360 Communications*             6,300              133
   Aliant Communications           1,450               37
   Boston Technology*             13,100              355
   Century Telephone Enterprises   3,050              129
   Comsat                          2,050               47
   LCI International*              3,950              102
   Nextel Communications, Cl A*   12,800              336
   Southern New England Telecom    3,850              165
   Telephone & Data Systems        3,100              132
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS           $1,436
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   Shares/Principal Market
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------
   TRANSPORTATION SERVICES - 0.2%
   GATX                            1,275          $    82
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                  $    82
--------------------------------------------------------------------------------
   TRUCKING - 0.5%
   APL                             1,000               33
   CNF Transportation              2,400              107
   JB Hunt Transport Services      2,100               32
   Pittston Services               1,600               58
--------------------------------------------------------------------------------
   TOTAL TRUCKING                                 $   230
--------------------------------------------------------------------------------
   WATER UTILITIES - 0.2%
   American Water Works            4,100               93
--------------------------------------------------------------------------------
   TOTAL WATER UTILITIES                          $    93
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $32,802)                                 $43,566
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 24.5%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $10,743,470 (collateralized by
      U.S. Treasury Bond: total
      market value $10,980,527)  $10,738           10,738
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $10,738)                                 $10,738
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 123.8%
   (Cost $43,540)                                 $54,304
================================================================================
OTHER ASSETS AND LIABILITIES, NET - (23.8%)      $(10,423)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 3,515,877 outstanding
   shares of beneficial interest                   30,716
Undistributed net investment income                    13
Accumulated net realized gain on investments        2,388
Net unrealized appreciation on investments         10,764
================================================================================
TOTAL NET ASSETS -- 100.0%                        $43,881
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $12.48
================================================================================
* NON-INCOME PRODUCING SECURITY
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

ARK Funds: Special Equity Portfolio

[Photo Omitted]

H. Giles Knight
Portfolio Manager
H. GILES KNIGHT HAS OVER 25 YEARS OF INVESTMENT MANAGEMENT EXPERIENCE. HE IS A PRINCIPAL OF ALLIED INVESTMENT ADVISORS AND THE MANAGER OF THE STOCK AND THE SPECIAL EQUITY PORTFOLIOS.

--------------------------------------------------------------------------------
                                                 Market
Description                       Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 87.3%
   AIR TRANSPORTATION - 1.0%
   Ryanair Holdings, ADR*          9,000           $  225
--------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                        $  225
--------------------------------------------------------------------------------
   AUTOMOTIVE - 2.5%
   Navistar International*        25,000              580
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                $  580
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION SUPPLIES - 2.6%
   McDermott International        17,000              617
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION SUPPLIES          $  617
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 2.6%
   Advanced Communication
      Systems*                    15,000              156
   Yurie Systems*                 15,000              455
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                  $  611
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 8.8%
   Apex PC Solutions*              5,000              129
   Documentum*                    10,000              299
   Information Management
      Resources*                  10,000              257
   J.D. Edwards*                   1,000               34
   Metro Information Services*    15,000              373
   RADCOM*                        20,000              185
   S S & C Technologies*          25,000              253
   Security Dynamics Technology*   5,000              169
   System Software Associates*    20,000              235
   Xeikon, ADR*                   10,000              136
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                      $2,070
--------------------------------------------------------------------------------
   DRUGS - 0.8%
   Medarex*                       29,000              172
   Sparta Pharmaceuticals*        30,000               19
--------------------------------------------------------------------------------
   TOTAL DRUGS                                     $  191
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 3.5%
   Everen Capital                 10,000              377
   Paine Webber Group             10,000              442
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                        $  819
--------------------------------------------------------------------------------
[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Computers & Services -- 8%
Real Estate Investment Trusts -- 9%
Technology -- 11%
Retail -- 12%
Miscellaneous -- 13%
Chemicals & Drugs -- 5%
Transportation -- 4%
Finance -- 3%
Consumer Cyclical -- 2%
American Depository Receipts -- 1%
Oil-Energy -- 18%
Repurchase Agreement -- 14%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                      Shares          Value (000)
--------------------------------------------------------------------------------
   HOTELS & LODGING - 1.5%
   CapStar Hotel*                 10,000           $  354
--------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                          $  354
--------------------------------------------------------------------------------
   MEASURING DEVICES - 1.7%
   Input/Output*                  15,000              402
--------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                         $  402
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 2.3%
   Ameripath*                     10,000              165
   Laser Industries Limited*      15,000              298
   MAXIMUS*                        2,500               70
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES               $  533
--------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 6.9%
   At Home, Cl A*                 14,000              338
   Cal Dive International*        15,000              469
   Clarify*                       24,000              312
   CSG Systems International*      5,000              196
   ECCS*                           9,500               74
   Sapiens International*         30,000              246
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES           $1,635
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 18.4%
   Chesapeake Energy              75,000              736
   Dril-Quip*                      1,000               36
   EVI*                            5,000              321
   General Nutrition*             15,000              473
   Key Energy Group*              30,000              941
   Marine Drilling*               20,000              592
   Meridian Resource*             40,000              522
   Noble Drilling*                20,000              711
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                 $4,332
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING - 0.1%
   Petersen*                       1,000               20
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                     $   20
--------------------------------------------------------------------------------
   PROFESSIONAL SERVICES - 0.0%
   VSE                               200                2
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                     $    2
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

Special Equity Portfolio (concluded)

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 8.9%
   Burnham Pacific Properties     25,000          $   366
   Glenborough Realty Trust       35,000              897
   Imperial Credit*               10,000              165
   Kilroy Realty                  25,000              662
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS            $ 2,090
--------------------------------------------------------------------------------
   RENTAL SERVICES - 1.7%
   Avis Rent A Car*               15,000              412
--------------------------------------------------------------------------------
   TOTAL RENTAL SERVICES                          $   412
--------------------------------------------------------------------------------
   RETAIL - 12.6%
   Ames Department Stores*        25,000              389
   Charming Shoppes*              35,000              182
   Circuit City Stores-Circuit
      City Group*                 30,000              416
   Darden Restaurants             40,000              455
   PETsMART*                      95,500              728
   Sun Television & Appliances*  100,000              275
   Tropical Sportswear*           20,000              240
   Ugly Duckling*                 25,000              297
--------------------------------------------------------------------------------
   TOTAL RETAIL                                   $ 2,982
--------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 0.3%
   Alpha Industries*               5,000               79
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              $    79
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 8.6%
   Anicom*                        20,000              310
   Audiovox*                      90,000              816
   Boston Communications Group*   25,000              369
   Premisys Communications*       10,000              272
   RSL Communications, Cl A*      11,000              259
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS          $ 2,026
--------------------------------------------------------------------------------
   TESTING LABORATORIES - 0.6%
   ARIAD Pharmaceuticals*         30,000              152
--------------------------------------------------------------------------------
   TOTAL TESTING LABORATORIES                     $   152
--------------------------------------------------------------------------------
   TRUCKING - 1.9%
   Arkansas Best*                 40,000              460
--------------------------------------------------------------------------------
   TOTAL TRUCKING                                 $   460
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $20,406)                                 $20,592
--------------------------------------------------------------------------------
PREFERRED CONVERTIBLE STOCK - 0.2%
   Sparta Pharmaceuticals (A)(B)* 10,000               42
--------------------------------------------------------------------------------
TOTAL PREFERRED CONVERTIBLE STOCK
   (Cost $95)                                     $    42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
WARRANTS - 0.7%
   Bio-Technology*               $20,500          $   151
   Sparta Pharmaceuticals, Cl C*  66,666               17
--------------------------------------------------------------------------------
TOTAL WARRANTS
   (Cost $207)                                    $   168
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 15.2%
   First Boston
      5.720%, dated 10/31/97, matures
      11/03/97, repurchase price
      $3,594,762 (collateralized by
      U.S. Treasury Bond: total
      market value $3,675,352)     3,593            3,593
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,593)                                  $ 3,593
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.4%
   (Cost $24,301)                                 $24,395
================================================================================
OTHER ASSETS AND LIABILITIES, NET - (3.4%)         $ (807)
================================================================================
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,018,465 outstanding
   shares of beneficial interest                   20,218
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 149,429 outstanding
   shares of beneficial interest                    1,891
Overdistributed net investment income                 (71)
Accumulated net realized gain on investments        1,456
Net unrealized appreciation on investments             94
================================================================================
TOTAL NET ASSETS -- 100.0%                        $23,588
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.88
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $10.86
================================================================================
MAXIMUM OFFERING PRICE PER SHARE -- RETAIL
   CLASS ($10.86 / 95.25%) (C)                     $11.40
================================================================================
* NON-INCOME PRODUCING SECURITY
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) FAIR VALUED SECURITY
(C) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.75%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

ARK Funds: International Equity Portfolio

[Photo Omitted]

Joseph Mottley
Portfolio Manager
JOSEPH MOTTLEY IS AN ASSOCIATE DIRECTOR OF AIB INVESTMENT MANAGERS LIMITED AND THE MANAGER OF THE INTERNATIONAL EQUITY PORTFOLIO. HE HAS WORKED ON A NUMBER OF INTERNATIONAL EQUITY FUNDS, WITH BROAD EXPOSURE IN THE ASIAN AND EUROPEAN MARKETS.

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 91.7%
   AUSTRALIA - 1.4%
   National Australia Bank         1,966             $ 27
   Western Mining                  4,971               18
--------------------------------------------------------------------------------
   TOTAL AUSTRALIA                                   $ 45
--------------------------------------------------------------------------------
   FRANCE - 7.6%
   Accor                             320               60
   AXA                               560               38
   Cie Generale des Eaux             621               72
   Groupe SEB                        153               18
   Total, Series B                   450               50
--------------------------------------------------------------------------------
   TOTAL FRANCE                                      $238
--------------------------------------------------------------------------------
   GERMANY - 6.7%
   Bayer                             900               32
   Deutsche Bank                     700               46
   Mannesmann                        174               74
   Veba                              650               37
   Volkswagen                         38               23
--------------------------------------------------------------------------------
   TOTAL GERMANY                                     $212
--------------------------------------------------------------------------------
   HONG KONG - 1.7%
   Cheung Kong Holdings            2,606               18
   Hong Kong Telecommunications   10,800               21
   Swire Pacific, Series A         2,736               15
--------------------------------------------------------------------------------
   TOTAL HONG KONG                                   $ 54
--------------------------------------------------------------------------------
   ITALY - 3.4%
   ENI                            11,800               66
   Telecom Italia                  6,290               40
--------------------------------------------------------------------------------
   TOTAL ITALY                                       $106
--------------------------------------------------------------------------------
   JAPAN - 12.9%
   Asahi Diamond Industrial        3,090               18
   Asahi Glass                     2,000               13
   Chiyoda                         1,600               15
   DDI                                 2                7
   Fujitsu                         3,000               33
   Honda Motor                     1,000               34
   Matsushita Electric             2,000               34
   Mitsubishi Heavy Industries     5,000               25
   Mitsui Trust & Banking          3,000               10

[Pie Chart Omitted]

Pie chart showing percentages of Portfolio Investments are as follows:

Sweden -- 5%
United States -- 6%
Netherlands -- 8%
France -- 8%
Germany -- 8%
Other -- 8%
United Kingdom -- 34%
Japan -- 13%
Switzerland -- 10%
% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                                 Market
Description                        Shares        Value (000)
--------------------------------------------------------------------------------
   Orix                              300             $ 21
   Sankyo                          1,000               33
   Shimachu                        1,000               21
   Shinki                          1,200               22
   Sony                              400               33
   Sumitomo Electric               2,000               26
   Tokio Marine & Fire Insurance   2,000               20
   Toppan Printing                 1,000               13
   Toyota Motor                    1,000               28
--------------------------------------------------------------------------------
   TOTAL JAPAN                                       $406
--------------------------------------------------------------------------------
   MALAYSIA - 0.9%
   MNI Holdings                    6,000               15
   Multi-Purpose Holdings         22,000               12
--------------------------------------------------------------------------------
   TOTAL MALAYSIA                                    $ 27
--------------------------------------------------------------------------------
   NETHERLANDS - 7.8%
   ABN-Amro                        3,570               72
   Ahold                           1,158               30
   Ing Groep                       1,079               45
   Royal Dutch Petroleum             480               25
   VNU                             3,160               75
--------------------------------------------------------------------------------
   TOTAL NETHERLANDS                                 $247
--------------------------------------------------------------------------------
   SWEDEN - 4.9%
   Atlas, Series A                 1,802               53
   Electrolux, Series B              414               34
   Ericsson                        1,297               57
   Sandvik, Series B                 298                9
--------------------------------------------------------------------------------
   TOTAL SWEDEN                                      $153
--------------------------------------------------------------------------------
   SWITZERLAND - 10.2%
   Alusuisse-Lonza                    25               22
   BBC Brown Boveri                   54               71
   CS Holdings                       320               45
   Nestle                             37               52
   Novartis                           33               52
   Roche Holdings                      9               79
--------------------------------------------------------------------------------
   TOTAL SWITZERLAND                                 $321
--------------------------------------------------------------------------------
   THAILAND - 0.0%
   Finance One Public*             3,000               --
--------------------------------------------------------------------------------
   TOTAL THAILAND                                    $ --
--------------------------------------------------------------------------------

Statement of Net Assets (unaudited)

International Equity Portfolio (concluded)

--------------------------------------------------------------------------------
                                   Shares/Principal Market
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------
   UNITED KINGDOM - 34.2%
   ASDA Group                     13,700           $   36
   Barclays Bank                   1,157               29
   Bass                            3,000               42
   BAT Industries                  3,019               26
   British Airport Authority       4,836               45
   British Airways                 4,200               41
   British Petroleum               5,117               75
   General Electric                5,707               36
   GKN                             2,000               45
   Glaxo Wellcome                  2,600               56
   Granada Group                   3,017               42
   HSBC Holdings                   1,574               39
   Lloyds TSB Group                5,894               74
   Marks & Spencer                 4,299               44
   National Power                  3,700               31
   National Westminster            1,895               27
   Prudential                      5,443               58
   Railtrack Group                 3,267               52
   Royal & Sun Alliance
      Insurance Group              4,000               38
   Severn Trent                      114                2
   Shell Transportation & Trading  7,419               53
   TI Group                        4,500               41
   Vodafone Group                 11,084               60
   Yorkshire Water                 1,650               13
   Zeneca Group                    2,234               71
--------------------------------------------------------------------------------
   TOTAL UNITED KINGDOM                            $1,076
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
   (Cost $2,779)                                   $2,885
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK - 1.4%
   GERMANY - 1.4%
   GEA                               140               45
--------------------------------------------------------------------------------
   TOTAL GERMANY                                   $   45
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $51)                                      $   45
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.1%
   U.S. Treasury Bills
       2.341%, 11/06/97              $95               95
       3.827%, 11/13/97               95               95
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $190)                                     $  190
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
   (Cost $3,020)                                   $3,120
================================================================================
OTHER ASSETS AND LIABILITIES, NET - 0.8%           $   26
================================================================================

--------------------------------------------------------------------------------
                                                 Market
Description                                      Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 221,675 outstanding
   shares of beneficial interest                   $1,943
Portfolio Shares of Retail Class
   (unlimited authorization -- no par
   value) based on 70,631 outstanding
   shares of beneficial interest                      771
Undistributed net investment income                    11
Accumulated net realized gain on investments          334
Netunrealized depreciation on forward foreign
   currency contracts, foreign currency and
   translation of other assets and liabilities
   in foreign currency                                (13)
Net unrealized appreciation on investments            100
================================================================================
TOTAL NET ASSETS -- 100.0%                         $3,146
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.77
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS                 $10.75
================================================================================
MAXIMUM OFFERING PIECE PER SHARE -- RETAIL
   CLASS ($10.75 / 95.25%) (A)                     $11.29
================================================================================
* NON-INCOME PRODUCING SECURITY
(A) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.75%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST WITHOUT A SALES LOAD THROUGH 12/31/97.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

                                       Statement of Assets and Liabilities (000)

AS OF OCTOBER 31, 1997

                                                                                                       INCOME
                                                                                                      PORTFOLIO
                                                                                                    ------------
ASSETS:
   Investments at market value (cost $277,374)                                                        $284,384
   Interest receivable                                                                                   4,249
   Receivable for investment securities sold                                                            21,972
   Other assets                                                                                          1,144
                                                                                                      --------
     Total assets                                                                                      311,749
                                                                                                      --------
LIABILITIES:
   Distribution payable                                                                                  1,360
   Payable for investment securities purchased                                                          40,656
   Other liabilities                                                                                       653
                                                                                                      --------
     Total liabilities                                                                                  42,669
                                                                                                      --------
NET ASSETS:
   Portfolio shares of Institutional Class (unlimited authorization -- no par value)
     based on 25,828,050 outstanding shares of beneficial interest                                     258,077
   Portfolio shares of Retail Class (unlimited authorization -- no par value)
     based on 552,125 outstanding shares of beneficial interest                                          5,632
   Undistributed net investment income                                                                       8
   Accumulated net realized loss on investments                                                         (1,647)
   Net unrealized appreciation on investments                                                            7,010
                                                                                                      --------
   TOTAL NET ASSETS                                                                                   $269,080
                                                                                                      ========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS                      $10.20
                                                                                                      ========
   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- RETAIL CLASS                                       $10.32
                                                                                                      ========
   MAXIMUM OFFERING PRICE PER SHARE -- RETAIL CLASS ($10.32 / 95.50%) (A)                               $10.81
                                                                                                      ========

(A) EFFECTIVE 10/01/97, A 3% DISCOUNTED SALES LOAD IS CHARGED ON INVESTMENTS INTO THE PORTFOLIO. THIS DISCOUNT MAY BE DISCONTINUED
    AT ANY TIME. THE MAXIMUM SALES LOAD IS 4.50%. SHAREHOLDERS WHO INVESTED IN THE ARK FUNDS PRIOR TO 04/01/97 CAN INVEST
    WITHOUT A SALES LOAD THROUGH 12/31/97.

    The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) (unaudited)
FOR THE PERIOD ENDED OCTOBER 31, 1997



                                                 TAX-FREE   U.S. GOVERNMENT  U.S. TREASURY   SHORT-TERM   MARYLAND    PENNSYLVANIA
                                 MONEY MARKET  MONEY MARKET  MONEY MARKET    MONEY MARKET     TREASURY    TAX-FREE      TAX-FREE
                                   PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO   PORTFOLIO     PORTFOLIO
                                 ------------  ------------ ---------------  -------------  ------------ -----------  ------------
INVESTMENT INCOME:
   Dividends                       $    --        $   --       $    --         $   --         $   --       $   --       $   --
   Interest                         14,893         2,667        39,446          9,467          1,241        2,571          660
   Less: Foreign Taxes Withheld         --            --            --             --             --           --           --
                                   -------        ------       -------         ------         ------       ------       ------
     Total Investment Income        14,893         2,667        39,446          9,467          1,241        2,571          660
                                   -------        ------       -------         ------         ------       ------       ------

EXPENSES:
   Administrator Fees                  338            92           911            229             28           63           16
   Less: Waiver of
     Administrator Fees                 --            --            --             --             --           --           --
   Investment Advisory Fees            650           178         1,752            441             75          241           63
   Less: Waiver of Investment
     Advisory Fees                    (364)         (114)         (771)          (106)            (7)         (24)         (15)
   Custodian Fees                       47            12           140             39             10           10            5
   Transfer Agency Fees                  5             1            11              3             --            1           --
   Professional Fees                    28             8            63             18              5           11            3
   Registration Fees                    19            24            95             27              1            5            1
   Distribution Fees--Retail Class     204            32             7             25             40           21            3
   Less: Waiver of Distribution
     Fees--Retail Class                 --            --            --             --            (15)          (4)          --
   Distribution Fees--
     Institutional II Class             40            10            44             42             --           --           --
   Printing Fees                        21             5            39             12             --            4           --
   Trustee Fees                          3             1             8              2             --            1           --
   Amortization of Deferred
     Organization Costs                  2             2             2              2              1            1            1
   Miscellaneous Fees                    8            (5)            1            (13)             1            4            1
   Shareholder Servicing Fees--
     Retail Class                      122            19             4             15              9            7            1
   Less: Waiver of Shareholder
     Servicing Fees--Retail Class      (73)          (12)           (3)            (9)            (9)          (7)          (1)
                                   -------        ------       -------         ------         ------       ------       ------
     Total Expenses                  1,050           253         2,303            727            139          334           78
                                   -------        ------       -------         ------         ------       ------       ------
   Net Investment Income (Loss)     13,843         2,414        37,143          8,740          1,102        2,237          582
                                   -------        ------       -------         ------         ------       ------       ------
   Net Realized Gain (Loss) On:
     Investments                        (9)           --             4            (14)            20          127           11
     Foreign Currency Transactions      --            --            --             --             --           --           --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and Foreign
     Currency Transactions              --            --            --             --            376        2,695          738
                                   -------        ------       -------         ------         ------       ------       ------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency
     Transactions                       (9)           --             4            (14)           396        2,822          749
                                   -------        ------       -------         ------         ------       ------       ------
   Net Increase (Decrease)
     in Net Assets Resulting
     from Operations               $13,834        $2,414       $37,147        $ 8,726        $ 1,498      $ 5,059      $ 1,331
                                   =======        ======       =======        =======        =======      =======      =======




                                                           INTERMEDIATE              EQUITY       EQUITY      BLUE CHIP
                                                 INCOME    FIXED INCOME  BALANCED    INCOME       INDEX        EQUITY      STOCK
                                                PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO  PORTFOLIO(1)   PORTFOLIO  PORTFOLIO
                                               ----------  ------------  ---------  ---------  ------------  ----------  ---------
INVESTMENT INCOME:
   Dividends                                   $    --        $   --      $  290     $ 1,463     $    24      $  480       $  271
   Interest                                      8,967         2,620       1,129         124          19         128           16
   Less: Foreign Taxes Withheld                     --            --          --          --          --          --           --
                                               -------        ------      ------     -------     -------      ------       ------
     Total Investment Income                     8,967         2,620       1,419       1,587          43         608          287
                                               -------        ------      ------     -------     -------      ------       ------
EXPENSES:
   Administrator Fees                              170            50          58          61           3          42           28
   Less: Waiver of
     Administrator Fees                             --            --          --          --          (3)         --           --
   Investment Advisory Fees                        654           231         244         330           4         195          154
   Less: Waiver of Investment
     Advisory Fees                                  --           (58)         --         (47)         (2)        (18)         (11)
   Custodian Fees                                   26            17          14          25           1          20           17
   Transfer Agency Fees                              2             1           1           1          --           1           --
   Professional Fees                                13             9           5           4          --           7            2
   Registration Fees                                11             3           3           3           1           6            1
   Distribution Fees--Retail Class                   7            --          16           1          --          60           --
   Less: Waiver of Distribution
     Fees--Retail Class                             (1)           --          (6)         (1)         --         (33)          --
   Distribution Fees--
     Institutional II Class                         --            --          --          --          --          --           --
   Printing Fees                                    14             2           2           3          --           1            1
   Trustee Fees                                      2             1          --           1          --          --           --
   Amortization of Deferred
     Organization Costs                              2             2           2           2          --           2            2
   Miscellaneous Fees                                4             1           2           1          --           1            1
   Shareholder Servicing Fees--
     Retail Class                                    4            --           6          --          --          11           --
   Less: Waiver of Shareholder
     Servicing Fees--Retail Class                   (4)           --          (6)         --          --         (11)          --
                                               -------        ------      ------     -------     -------      ------       ------
     Total Expenses                                904           259         341         384           4         284          195
                                               -------        ------      ------     -------     -------      ------       ------
   Net Investment Income (Loss)                  8,063         2,361       1,078       1,203          39         324           92
                                               -------        ------      ------     -------     -------      ------       ------
   Net Realized Gain (Loss) On:
     Investments                                 2,261           291       5,523       3,328         (16)        283        3,898
     Foreign Currency Transaction                   --            --          --          --          --          --           --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and Foreign
     Currency Transactions                       7,228         1,439       5,314       8,984      (1,280)      6,374          978
                                               -------        ------      ------     -------     -------      ------       ------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency
     Transactions                                9,489         1,730      10,837      12,312      (1,296)      6,657        4,876
                                               -------        ------      ------     -------     -------      ------       ------
   Net Increase (Decrease)
     in Net Assets Resulting
     from Operations                           $17,552       $ 4,091     $11,915     $13,515     $(1,257)     $6,981       $4,968
                                               =======       =======     =======     =======     =======      ======       ======



                                               CAPITAL    MID-CAP    SPECIAL  INTERNATIONAL
                                               GROWTH     EQUITY     EQUITY      EQUITY
                                              PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                              ---------  --------  ----------  ------------
INVESTMENT INCOME:
   Dividends                                   $  191     $  212     $   35     $   57
   Interest                                        27         12         14          9
   Less: Foreign Taxes Withheld                    --         --         --         (2)
                                               ------     ------     ------     -------
     Total Investment Income                      218        224         49         64
                                               ------     ------     ------     -------
EXPENSES:
   Administrator Fees                              29        21          15          2
   Less: Waiver of
     Administrator Fees                            --        --          --         --
   Investment Advisory Fees                       134        113         70         15
   Less: Waiver of Investment
     Advisory Fees                                 --         (8)        --         (8)
   Custodian Fees                                  14         14         26          7
   Transfer Agency Fees                            --         --         --         --
   Professional Fees                                4          2          3         --
   Registration Fees                                2          2          2          4
   Distribution Fees--Retail Class                 16         --          3          1
   Less: Waiver of Distribution
     Fees--Retail Class                            (6)        --         (1)        (1)
   Distribution Fees--
     Institutional II Class                        --         --         --         --
   Printing Fees                                    1          1          1         --
   Trustee Fees                                    --         --         --         --
   Amortization of Deferred
     Organization Costs                             2          1         --         --
   Miscellaneous Fees                               1          1          1          9
   Shareholder Servicing Fees--
     Retail Class                                   6         --          1         --
   Less: Waiver of Shareholder
     Servicing Fees--Retail Class                  (6)        --         (1)        --
                                               ------     ------     ------     ------
     Total Expenses                               197        147        120         29
                                               ------     ------     ------     ------
   Net Investment Income (Loss)                    21         77        (71)        35
                                               ------     ------     ------     ------
   Net Realized Gain (Loss) On:
     Investments                                4,105      1,997      3,736        342
     Foreign Currency Transaction                  --         --         --        (19)
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments and Foreign
     Currency Transactions                      4,062      4,093      1,458        (97)
                                               ------     ------     ------     ------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency
     Transactions                               8,167      6,090      5,194        226
                                               ------     ------     ------     ------
   Net Increase (Decrease)
     in Net Assets Resulting
     from Operations                           $8,188     $6,167     $5,123     $  261
                                               ======     ======     ======     ======

(1) Commenced operations on October 1, 1997.

The accompanying notes are an integral part of the financial statements.

54 & 55

Statement of Changes in Net Assets (000) (unaudited)


                                                                                     TAX-FREE               U.S. GOVERNMENT
                                                        MONEY MARKET               MONEY MARKET               MONEY MARKET
                                                          PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                  -----------------------    -----------------------    ------------------------
                                                    5/1/97      5/1/96         5/1/97       5/1/96        5/1/97        5/1/96
                                                  to 10/31/97  to 4/30/97    to 10/31/97  to 4/30/97    to 10/31/97   to 4/30/97
                                                  -----------  ----------    -----------  ----------    -----------   ----------

OPERATIONS:
   Net Investment Income                           $ 13,843     $ 23,742      $  2,414    $  3,744      $   37,143   $   60,867
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                   (9)          (3)           --          --               4          (29)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments
     and Foreign Currency                                --           --            --          --              --           --
                                                   --------     --------      --------    --------      ----------   ----------
   Net Increase in Net Assets from Operations        13,834       23,739         2,414       3,744          37,147       60,838
                                                   --------     --------      --------    --------      ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                             (7,532)     (15,435)       (1,667)     (2,735)        (34,696)     (59,082)
     Retail Class                                    (4,172)      (5,700)         (411)       (515)           (142)          --
     Institutional II Class                          (2,140)      (2,607)         (335)       (495)         (2,279)      (1,811)
   Net Capital Gains
     Institutional Class                                 --           --            --          --              --           --
     Retail Class                                        --           --            --          --              --           --
                                                   --------     --------      --------    --------      ----------   ----------
   Total Distributions                              (13,844)     (23,742)       (2,413)     (3,745)        (37,117)     (60,893)
                                                   --------     --------      --------    --------      ----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                  382,957      630,250        91,383     101,174       1,279,200    2,115,793
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets           --           --            --          --              --           --
     Shares Issued in Lieu of Cash Distributions         --           --            --          --              12           45
     Shares Redeemed                               (429,735)    (659,673)      (53,912)   (106,822)     (1,362,449   (1,908,765)
                                                   --------     --------      --------    --------      ----------   ----------
     Total Institutional Class Share Transactions   (46,778)     (29,423)       37,471      (5,648)        (83,237)     207,073
                                                   --------     --------      --------    --------      ----------   ----------
   Retail Class:
     Shares Issued                                  228,913       78,945        35,484      33,688          27,555           --
     Shares Issued in Lieu of Cash Distributions      3,775        5,699           410         516              --           --
     Shares Redeemed                               (201,991)     (60,653)      (26,796)    (33,888)        (19,751)          --
                                                   --------     --------      --------    --------      ----------   ----------
     Total Retail Class Share Transactions           30,697       23,991         9,098         316           7,804           --
                                                   --------     --------      --------    --------      ----------   ----------
   Institutional II Class:
     Shares Issued                                  140,126      136,399        38,460      66,745         289,367      315,465
     Shares Issued in Lieu of Cash Distributions         --           --            --          --              --           --
     Shares Redeemed                               (102,911)    (102,228)      (34,639)    (59,404)       (256,591)    (295,206)
                                                   --------     --------      --------    --------      ----------   ----------
      Total Institutional II Class
        Share Transactions                           37,215       34,171         3,821       7,341          32,776       20,259
                                                   --------     --------      --------    --------      ----------   ----------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                      21,134       28,739        50,390       2,009         (42,657)     227,332
                                                   --------     --------      --------    --------      ----------   ----------
   NET INCREASE (DECREASE) IN NET ASSETS             21,124       28,736        50,391       2,008         (42,627)     227,277
                                                   --------     --------      --------    --------      ----------   ----------
NET ASSETS:
   Beginning of period                              510,572      481,836       102,313     100,305       1,288,062    1,060,785
                                                   --------     --------      --------    --------      ----------   ----------
   End of period                                   $531,696     $510,572      $152,704    $102,313      $1,245,435   $1,288,062
                                                   ========     ========      ========    ========      ==========   ==========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                  382,957      630,250        91,383     101,174       1,279,200    2,115,793
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets           --           --            --          --              --           --
     Shares Issued in Lieu of Cash Distributions         --           --            --         --               12           45
     Shares Redeemed                               (429,735)    (659,673)      (53,912)   (106,822)     (1,362,449)  (1,908,765)
                                                   --------     --------      --------    --------      ----------   ----------
     Total Institutional Class Share Transactions   (46,778)     (29,423)       37,471      (5,648)        (83,237)     207,073
                                                   --------     --------      --------    --------      ----------   ----------
   Retail Class:
     Shares Issued                                  228,913       78,945        35,484      33,688          27,555           --
     Shares Issued in Lieu of Cash Distributions      3,775        5,699           410         516              --           --
     Shares Redeemed                               (201,991)     (60,653)      (26,796)    (33,888)        (19,751)          --
                                                   --------     --------      --------    --------      ----------   ----------
     Total Retail Class Share Transactions           30,697       23,991         9,098         316           7,804           --
                                                   --------     --------      --------    --------      ----------   ----------
   Institutional II Class:
     Shares Issued                                  140,126      136,399        38,460      66,745         289,367      315,465
     Shares Issued in Lieu of Cash Distributions         --           --            --          --              --        --
     Shares Redeemed                               (102,911)    (102,228)      (34,639)    (59,404)       (256,591)    (295,206)
                                                   --------     --------      --------    --------      ----------   ----------
     Total Institutional II Class
       Share Transactions                            37,215       34,171         3,821       7,341          32,776       20,259
                                                   --------     --------      --------    --------      ----------   ----------
     Net Increase (Decrease) in
       Share Transactions                            21,134       28,739        50,390       2,009         (42,657)     227,332
                                                   ========     ========      ========    ========      ==========   ==========





                                                      U.S. TREASURY                     SHORT-TERM
                                                       MONEY MARKET                      TREASURY
                                                         PORTFOLIO                       PORTFOLIO
                                                  -----------------------      -------------------------
                                                    5/1/97       5/1/96            5/1/97       5/1/96
                                                  to 10/31/97  to 4/30/97       to 10/31/97   to 4/30/97
                                                  -----------  ----------       ------------  ----------
OPERATIONS:
   Net Investment Income                          $  8,740      $ 16,904          $ 1,102       $ 1,651
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                 (14)           (5)              20            12
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments
     and Foreign Currency                               --            --              376          (116)
                                                  --------      --------          -------       -------
   Net Increase in Net Assets from Operations        8,726        16,899            1,498         1,547
                                                  --------      --------          -------       -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                            (6,204)      (13,231)            (605)       (1,009)
     Retail Class                                     (459)         (473)            (497)         (641)
     Institutional II Class                         (2,077)       (3,200)              --            --
   Net Capital Gains
     Institutional Class                                --            --               --           (12)
     Retail Class                                       --            --               --           (13)
                                                  --------      --------          -------       -------
   Total Distributions                              (8,740)      (16,904)          (1,102)       (1,675)
                                                  --------      --------          -------       -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                 277,534       443,559            1,830         4,158
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets          --            --               --            --
     Shares Issued in Lieu of Cash Distributions         3             6               --            11
     Shares Redeemed                              (251,154)     (492,896)            (418)       (1,437)
                                                  --------      --------          -------       -------
     Total Institutional Class Share Transactions   26,383       (49,331)           1,412         2,732
                                                  --------      --------          -------       -------
   Retail Class:
     Shares Issued                                  47,577        23,822            1,344        30,973
     Shares Issued in Lieu of Cash Distributions       356           474              497           654
     Shares Redeemed                               (32,406)      (19,380)          (7,854)       (8,554)
                                                  --------      --------          -------       -------
     Total Retail Class Share Transactions          15,527         4,916           (6,013)       23,073
                                                  --------      --------          -------       -------
   Institutional II Class:
     Shares Issued                                 123,995       186,332               --            --
     Shares Issued in Lieu of Cash Distributions        --            --               --            --
     Shares Redeemed                               (99,130)     (170,056)              --            --
                                                  --------      --------          -------       -------
      Total Institutional II Class
        Share Transactions                          24,865        16,276               --            --
                                                  --------      --------          -------       -------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                     66,775       (28,139)          (4,601)       25,805
                                                  --------      --------          -------       -------
   NET INCREASE (DECREASE) IN NET ASSETS            66,761       (28,144)          (4,205)       25,677
                                                  --------      --------          -------       -------
NET ASSETS:
   Beginning of period                             303,093       331,237           44,500        18,823
                                                  --------      --------          -------       -------
   End of period                                  $369,854      $303,093          $40,295       $44,500
                                                  ========      ========          =======       =======
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                 277,534       443,559              182           416
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets          --            --               --            --
     Shares Issued in Lieu of Cash Distributions         3             6               --             1
     Shares Redeemed                              (251,154)     (492,895)             (41)         (144)
                                                  --------      --------          -------       -------
     Total Institutional Class Share Transactions   26,383       (49,330)             141           273
                                                  --------      --------          -------       -------
   Retail Class:
     Shares Issued                                  47,577        23,822              134         3,093
     Shares Issued in Lieu of Cash Distributions       356           474               50            65
     Shares Redeemed                               (32,406)      (19,380)            (784)         (855)
                                                  --------      --------          -------       -------
     Total Retail Class Share Transactions          15,527         4,916             (600)        2,303
                                                  --------      --------          -------       -------
   Institutional II Class:
     Shares Issued                                 123,995       186,332               --            --
     Shares Issued in Lieu of Cash Distributions        --            --               --            --
     Shares Redeemed                               (99,130)     (170,056)              --            --
                                                  --------      --------          -------       -------
     Total Institutional II Class
       Share Transactions                           24,865        16,276               --            --
                                                  --------      --------          -------       -------
     Net Increase (Decrease) in
       Share Transactions                           66,775       (28,138)            (459)        2,576
                                                  ========      ========          =======       =======





                                                              MARYLAND                    PENNSYLVANIA
                                                              TAX-FREE                      TAX-FREE
                                                            PORTFOLIO(1)                  PORTFOLIO(1)
                                                      ------------------------      ------------------------
                                                         5/1/97      11/18/96          5/1/97      11/18/96
                                                      to 10/31/97   to 4/30/97      to 10/31/97   to 4/30/97
                                                      -----------   ----------      -----------   ----------
OPERATIONS:
   Net Investment Income                              $  2,237         $ 1,872         $    582     $    502
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                     127             469               11           92
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments
      and Foreign Currency                               2,695          (1,565)             738         (356)
                                                      --------        --------         --------     --------

   Net Increase in Net Assets from Operations            5,059             776            1,331          238
                                                      --------        --------         --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                                (1,909)         (1,787)            (544)        (494)
     Retail Class                                         (328)            (85)             (38)          (8)
     Institutional II Class                                 --              --               --           --
   Net Capital Gains
     Institutional Class                                    --              --               --           --
     Retail Class                                           --              --               --           --
                                                      --------        --------         --------     --------
   Total Distributions                                  (2,237)         (1,872)            (582)        (502)
                                                      --------        --------         --------     --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                       7,820           4,262            1,468        2,248
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets              --          81,100               --       22,508
     Shares Issued in Lieu of Cash Distributions            14              --               14           --
     Shares Redeemed                                    (5,696)         (4,730)          (1,805)      (1,221)
                                                      --------        --------         --------     --------
     Total Institutional Class Share Transactions        2,138          80,632             (323)      23,535
                                                      --------        --------         --------     --------
   Retail Class:
     Shares Issued                                      13,530           8,773              793        1,207
     Shares Issued in Lieu of Cash Distributions           328              85               38            8
     Shares Redeemed                                    (1,909)           (789)             (40)         (31)
                                                      --------        --------         --------     --------
     Total Retail Class Share Transactions              11,949           8,069              791        1,184
                                                      --------        --------         --------     --------
   Institutional II Class:
     Shares Issued                                          --              --               --           --
     Shares Issued in Lieu of Cash Distributions            --              --               --           --
     Shares Redeemed                                        --              --               --           --
                                                      --------        --------         --------     --------
      Total Institutional II Class Share Transactions       --              --               --           --
                                                      --------        --------         --------     --------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                         14,087          88,701              468       24,719
                                                      --------        --------         --------     --------
   NET INCREASE (DECREASE) IN NET ASSETS                16,909          87,605            1,217       24,455
                                                      --------        --------         --------     --------
NET ASSETS:
   Beginning of period                                  87,605              --           24,455           --
                                                      --------        --------         --------     --------
   End of period                                      $104,514        $ 87,605         $ 25,672     $ 24,455
                                                      ========        ========         ========     ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                         772             436              144          218
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets              --           8,110               --        2,251
     Shares Issued in Lieu of Cash Distributions             1              --                1           --
     Shares Redeemed                                      (565)           (478)            (178)        (123)
                                                      --------        --------         --------     --------
     Total Institutional Class Share Transactions          208           8,068              (33)       2,346
                                                      --------        --------         --------     --------
   Retail Class:
     Shares Issued                                       1,338             883               78          121
     Shares Issued in Lieu of Cash Distributions            32               8                4            1
     Shares Redeemed                                      (188)            (80)              (4)          (3)
                                                      --------        --------         --------     --------
     Total Retail Class Share Transactions               1,182             811               78          119
                                                      --------        --------         --------     --------
   Institutional II Class:
     Shares Issued                                          --              --               --           --
     Shares Issued in Lieu of Cash Distributions            --              --               --           --
     Shares Redeemed                                        --              --               --           --
                                                      --------        --------         --------     --------
     Total Institutional II Class Share Transactions        --              --               --           --
                                                      --------        --------         --------     --------
     Net Increase (Decrease) in Share Transactions       1,390           8,879               45        2,465
                                                      ========        ========         ========     ========




                                                                                        INTERMEDIATE
                                                               INCOME                   FIXED INCOME
                                                              PORTFOLIO                 PORTFOLIO(1)
                                                      ------------------------     -----------------------
                                                         5/1/97       5/1/96         5/1/97      11/18/96
                                                      to 10/31/97   to 4/30/97     to 10/3197   to 4/30/97
                                                      -----------   ----------     ----------   ----------
OPERATIONS:
   Net Investment Income                                 $  8,063     $ 13,213         $  2,361   $  2,181
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                      2,261       (2,706)             291        (81)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments
      and Foreign Currency                                  7,228        1,565            1,439     (1,200)
                                                         --------     --------         --------   --------

   Net Increase in Net Assets from Operations              17,552       12,072            4,091        900
                                                         --------     --------         --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                                   (7,918)     (12,965)          (2,361)    (2,181)
     Retail Class                                            (145)        (249)              --         --
     Institutional II Class                                    --           --               --         --
   Net Capital Gains
     Institutional Class                                       --           --               --         --
     Retail Class                                              --           --               --         --
                                                         --------     --------         --------   --------
   Total Distributions                                     (8,063)     (13,214)          (2,361)    (2,181)
                                                         --------     --------         --------   --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                         30,167       36,737            6,867      4,653
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets                 --       55,913               --     78,230
     Shares Issued in Lieu of Cash Distributions            5,039        1,652               11         --
     Shares Redeemed                                      (24,101)     (31,143)          (8,334)    (5,276)
                                                         --------     --------         --------   --------
     Total Institutional Class Share Transactions          11,105       63,159           (1,456)    77,607
                                                         --------     --------         --------   --------
   Retail Class:
     Shares Issued                                          1,944        2,111               --         --
     Shares Issued in Lieu of Cash Distributions              144          249               --         --
     Shares Redeemed                                         (670)      (2,455)              --         --
                                                         --------     --------         --------   --------
     Total Retail Class Share Transactions                  1,418          (95)              --         --
                                                         --------     --------         --------   --------
   Institutional II Class:
     Shares Issued                                             --           --               --         --
     Shares Issued in Lieu of Cash Distributions               --           --               --         --
     Shares Redeemed                                           --           --               --         --
                                                         --------     --------         --------   --------
      Total Institutional II Class Share Transactions          --           --               --         --
                                                         --------     --------         --------   --------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                            12,523       63,064           (1,456)    77,607
                                                         --------     --------         --------   --------
   NET INCREASE (DECREASE) IN NET ASSETS                   22,012       61,922              274     76,326
                                                         --------     --------         --------   --------
NET ASSETS:
   Beginning of period                                    247,068      185,146           76,326         --
                                                         --------     --------         --------   --------
   End of period                                         $269,080     $247,068         $ 76,600   $ 76,326
                                                         ========     ========         ========   ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                          2,993        3,712              689        499
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets                 --        5,552               --      7,823
     Shares Issued in Lieu of Cash Distributions              501          169                1         --
     Shares Redeemed                                       (2,404)      (3,161)            (835)      (535)
                                                         --------     --------         --------   --------
     Total Institutional Class Share Transactions           1,090        6,272             (145)     7,787
                                                         --------     --------         --------   --------
   Retail Class:
     Shares Issued                                            191          212               --         --
     Shares Issued in Lieu of Cash Distributions               14           25               --         --
     Shares Redeemed                                          (66)        (246)              --         --
                                                         --------     --------         --------   --------
     Total Retail Class Share Transactions                    139           (9)              --         --
                                                         --------     --------         --------   --------
   Institutional II Class:
     Shares Issued                                             --           --              --          --
     Shares Issued in Lieu of Cash Distributions               --           --              --          --
     Shares Redeemed                                           --           --              --          --
                                                         --------     --------         --------   --------
     Total Institutional II Class Share Transactions           --           --              --          --
                                                         --------     --------         --------   --------
     Net Increase (Decrease) in Share Transactions          1,229        6,263             (145)     7,787
                                                         ========     ========         ========   ========

(1) Commenced operations on November 18, 1996.

    The accompanying notes are an integral part of the financial statements.


                                    56 & 57

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


                                                                                              EQUITY                EQUITY
                                                                 BALANCED                     INCOME                 INDEX
                                                                 PORTFOLIO                 PORTFOLIO(1)           PORTFOLIO(2)
                                                         ------------------------    ------------------------     -----------
                                                           5/1/97        5/1/96        5/1/97       11/18/96        10/1/97
                                                         to 10/31/97   to 4/30/97    to 10/31/97   to 4/30/97     to 10/31/97
                                                         -----------   ----------    -----------   ----------     -----------
OPERATIONS:
   Net Investment Income (Loss)                            $  1,078      $  2,709       $  1,203     $    922        $     39
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                        5,523         6,028          3,328        6,425             (16)
   Net Change in Unrealized Appreciation
     (Depreciation)of Investments
     and Foreign Currency                                     5,314        (1,398)         8,984       (1,090)         (1,280)
                                                           --------      --------       --------     --------        --------
   Net Increase (Decrease) in Net Assets
     from Operations                                         11,915         7,339         13,515        6,257          (1,257)
                                                           --------      --------       --------     --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                                       (993)       (2,387)        (1,194)        (922)             --
     Retail Class                                               (93)         (118)           (10)          --              --
     Institutional II Class                                      --            --             --           --              --
   Net Capital Gains
     Institutional Class                                         --        (4,424)            --           --              --
     Retail Class                                                --          (203)            --           --              --
                                                           --------      --------       --------     --------        --------
   Total Distributions                                       (1,086)       (7,132)        (1,204)        (922)             --
                                                           --------      --------       --------     --------        --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                            5,451        14,504          3,937        1,578          26,005
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets                   --            --             --       80,587              --
     Shares Issued in Lieu of Cash Distributions                945         4,943              7           --              --
     Shares Redeemed                                        (12,089)      (44,855)        (7,124)      (3,553)           (102)
                                                           --------      --------       --------     --------        --------
     Total Institutional Class Share Transactions            (5,693)      (25,408)        (3,180)      78,612          25,903
                                                           --------      --------       --------     --------        --------
   Retail Class:
     Shares Issued                                            4,615         3,804          1,930           --              --
     Shares Issued in Lieu of Cash Distributions                 93           321             10           --              --
     Shares Redeemed                                         (1,197)       (1,329)           (41)          --              --
                                                           --------      --------       --------     --------        --------
     Total Retail Class Share Transactions                    3,511         2,796          1,899           --              --
                                                           --------      --------       --------     --------        --------
   Institutional II Class:
     Shares Issued                                               --            --             --           --              --
     Shares Issued in Lieu of Cash Distributions                 --            --             --           --              --
     Shares Redeemed                                             --            --             --           --              --
                                                           --------      --------       --------     --------        --------
     Total Institutional II Class Share Transactions             --            --             --           --              --
                                                           --------      --------       --------     --------        --------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                              (2,182)      (22,612)        (1,281)      78,612          25,903
                                                           --------      --------       --------     --------        --------
   NET INCREASE (DECREASE) IN NET ASSETS                      8,647       (22,405)        11,030       83,947          24,646
                                                           --------      --------       --------     --------        --------
NET ASSETS:
   Beginning of period                                       83,151       105,556         83,947           --              --
                                                           --------      --------       --------     --------        --------
   End of period                                           $ 91,798      $ 83,151       $ 94,977     $ 83,947        $ 24,646
                                                           ========      ========       ========     ========        ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                              422         1,290            331          151           2,599
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets                   --            --             --        8,058              --
     Shares Issued in Lieu of Cash Distributions                 74           444              1           --              --
     Shares Redeemed                                           (966)       (3,988)          (594)        (342)            (11)
                                                           --------      --------       --------     --------        --------
     Total Institutional Class Share Transactions              (470)       (2,254)          (262)       7,867           2,588
                                                           --------      --------       --------     --------        --------
   Retail Class:
     Shares Issued                                              361           337            158           --              --
     Shares Issued in Lieu of Cash Distributions                  7            29              1           --              --
     Shares Redeemed                                            (95)         (118)            (3)          --              --
                                                           --------      --------       --------     --------        --------
     Total Retail Class Share Transactions                      273           248            156           --              --
                                                           --------      --------       --------     --------        --------
   Institutional II Class:
     Shares Issued                                               --            --             --           --              --
     Shares Issued in Lieu of Cash Distributions                 --            --             --           --              --
     Shares Redeemed                                             --            --             --           --              --
                                                           --------      --------       --------     --------        --------
     Total Institutional II Class Share Transactions             --            --             --           --              --
                                                           --------      --------       --------     --------        --------
     Net Increase (Decrease) in Share Transactions             (197)       (2,006)          (106)       7,867           2,588
                                                           ========      ========       ========     ========        ========



                                                             BLUE CHIP                                             CAPITAL
                                                              EQUITY                      STOCK                    GROWTH
                                                             PORTFOLIO                 PORTFOLIO(1)               PORTFOLIO
                                                     ------------------------   ------------------------   ------------------------
                                                        5/1/97       5/1/96        5/1/97      11/18/96       5/1/97       5/1/96
                                                     to 10/31/97   to 4/30/97   to 10/31/97   to 4/30/97   to 10/31/97   to 4/30/97
                                                     -----------   ----------   -----------   ----------   -----------   ----------

OPERATIONS:
   Net Investment Income (Loss)                         $    324     $    389      $     92     $    144      $     21     $    347
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                       283          236         3,898        3,537         4,105        3,560
   Net Change in Unrealized Appreciation
     (Depreciation)of Investments
     and Foreign Currency                                  6,374        5,200           978         (240)        4,062          836
                                                        --------     --------      --------     --------      --------     --------
   Net Increase (Decrease) in Net Assets
     from Operations                                       6,981        5,825         4,968        3,441         8,188        4,743
                                                        --------     --------      --------     --------      --------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                                    (199)        (326)         (103)        (127)           --         (395)
     Retail Class                                            (83)         (66)           --           --            --          (44)
     Institutional II Class                                   --           --            --           --            --           --
   Net Capital Gains
     Institutional Class                                      --          (19)           --           --            --       (2,960)
     Retail Class                                             --           (4)           --           --            --         (304)
                                                        --------     --------      --------     --------      --------     --------
   Total Distributions                                      (282)        (415)         (103)        (127)           --       (3,703)
                                                        --------     --------      --------     --------      --------     --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                         6,622       22,062           384          897         2,132        5,594
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets                --           --            --       43,067            --           --
     Shares Issued in Lieu of Cash Distributions             107           87             1           --            --        2,960
     Shares Redeemed                                      (1,576)      (2,314)       (5,023)      (6,707)       (9,114)     (14,909)
                                                        --------     --------      --------     --------      --------     --------
     Total Institutional Class Share Transactions          5,153       19,835        (4,638)      37,257        (6,982)      (6,355)
                                                        --------     --------      --------     --------      --------     --------
   Retail Class:
     Shares Issued                                        15,108       12,987            --           --         4,015        3,797
     Shares Issued in Lieu of Cash Distributions              82           70            --           --            --          348
     Shares Redeemed                                      (1,799)        (857)           --           --          (672)        (736)
                                                        --------     --------      --------     --------      --------     --------
     Total Retail Class Share Transactions                13,391       12,200            --           --         3,343        3,409
                                                        --------     --------      --------     --------      --------     --------
   Institutional II Class:
     Shares Issued                                            --           --            --           --            --           --
     Shares Issued in Lieu of Cash Distributions              --           --            --           --            --           --
     Shares Redeemed                                          --           --            --           --            --           --
                                                        --------     --------      --------     --------      --------     --------
     Total Institutional II Class Share Transactions          --           --            --           --            --           --
                                                        --------     --------      --------     --------      --------     --------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                           18,544       32,035        (4,638)      37,257        (3,639)      (2,946)
                                                        --------     --------      --------     --------      --------     --------
   NET INCREASE (DECREASE) IN NET ASSETS                  25,243       37,445           227       40,571         4,549       (1,906)
                                                        --------     --------      --------     --------      --------     --------
NET ASSETS:
   Beginning of period                                    48,901       11,456        40,571           --        39,765       41,671
                                                        --------     --------      --------     --------      --------     --------
   End of period                                        $ 74,144     $ 48,901      $ 40,798     $ 40,571      $ 44,314     $ 39,765
                                                        ========     ========      ========     ========      ========     ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                           481        1,943            31           87           154          476
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets                --           --            --        4,307            --           --
     Shares Issued in Lieu of Cash Distributions               8            7            --           --            --          255
     Shares Redeemed                                        (116)        (202)         (411)        (628)         (662)      (1,275)
                                                        --------     --------      --------     --------      --------     --------
     Total Institutional Class Share Transactions            373        1,748          (380)       3,766          (508)        (544)
                                                        --------     --------      --------     --------      --------     --------
   Retail Class:
     Shares Issued                                         1,086        1,135            --           --           281          321
     Shares Issued in Lieu of Cash Distributions               6            6            --           --            --           30
     Shares Redeemed                                        (129)         (74)           --           --           (47)         (63)
                                                        --------     --------      --------     --------      --------     --------
     Total Retail Class Share Transactions                   963        1,067            --           --           234          288
                                                        --------     --------      --------     --------      --------     --------
   Institutional II Class:
     Shares Issued                                            --           --            --           --            --           --
     Shares Issued in Lieu of Cash Distributions              --           --            --           --            --           --
     Shares Redeemed                                          --           --            --           --            --           --
                                                        --------     --------      --------     --------      --------     --------
     Total Institutional II Class Share Transactions          --           --            --           --            --           --
                                                        --------     --------      --------     --------      --------     --------
     Net Increase (Decrease) in Share Transactions         1,336        2,815          (380)       3,766          (274)        (256)
                                                        ========     ========      ========     ========      ========     ========






                                                             MID-CAP                   SPECIAL                 INTERNATIONAL
                                                             EQUITY                    EQUITY                     EQUITY
                                                          PORTFOLIO(1)                PORTFOLIO                  PORTFOLIO
                                                    ------------------------   ------------------------   ------------------------
                                                       5/1/97      11/18/96       5/1/97       5/1/96       5/1/97        5/1/96
                                                    to 10/31/97   to 4/30/97   to 10/31/97   to 4/30/97   to 10/31/97   to 4/30/97
                                                    -----------   ----------   ------------  ----------   -----------   ----------

OPERATIONS:
   Net Investment Income (Loss)                         $    77      $    78        $   (71)    $   (29)      $    35      $    12
   Net Realized Gain (Loss) from Investments
     and Foreign Currency Transactions                    1,997          391          3,736       2,092           323           (3)
   Net Change in Unrealized Appreciation
     (Depreciation)of Investments
     and Foreign Currency                                 4,093          (72)         1,458      (8,396)          (97)        (192)
                                                        -------      -------        -------     -------       -------      -------
   Net Increase (Decrease) in Net Assets
     from Operations                                      6,167          397          5,123      (6,333)          261         (183)
                                                        -------      -------        -------     -------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class                                    (70)         (72)            --          --            --           --
     Retail Class                                            --           --             --          --            --           --
     Institutional II Class                                  --           --             --          --            --           --
   Net Capital Gains
     Institutional Class                                     --           --             --      (4,563)           --          (63)
     Retail Class                                            --           --             --        (286)           --           (2)
                                                        -------      -------        -------     -------       -------      -------
   Total Distributions                                      (70)         (72)            --      (4,849)           --          (65)
                                                        -------      -------        -------     -------       -------      -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
     Shares Issued                                       14,201        3,539          1,949       8,165           265          446
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets               --       26,212             --          --            --           --
     Shares Issued in Lieu of Cash Distributions             15           11             --       4,563            --           63
     Shares Redeemed                                     (3,491)      (3,028)        (2,560)    (17,980)       (1,983)          --
                                                        -------      -------        -------     -------       -------      -------
     Total Institutional Class Share Transactions        10,725       26,734           (611)     (5,252)       (1,718)         509
                                                        -------      -------        -------     -------       -------      -------
   Retail Class:
     Shares Issued                                           --           --            422       1,732           432          393
     Shares Issued in Lieu of Cash Distributions             --           --             --         286            --            2
     Shares Redeemed                                         --           --           (167)       (384)          (38)         (18)
                                                        -------      -------        -------     -------       -------      -------
     Total Retail Class Share Transactions                   --           --            255       1,634           394          377
                                                        -------      -------        -------     -------       -------      -------
   Institutional II Class:
     Shares Issued                                           --           --             --          --            --           --
     Shares Issued in Lieu of Cash Distributions             --           --             --          --            --           --
     Shares Redeemed                                         --           --             --          --            --           --
                                                        -------      -------        -------     -------       -------      -------
     Total Institutional II Class Share Transactions         --           --             --          --            --           --
                                                        -------      -------        -------     -------       -------      -------
     Increase (Decrease) in Net Assets from
       Shareholder Transactions                          10,725       26,734           (356)     (3,618)       (1,324)         886
                                                        -------      -------        -------     -------       -------      -------
   NET INCREASE (DECREASE) IN NET ASSETS                 16,822       27,059          4,767     (14,800)       (1,063)         638
                                                        -------      -------        -------     -------       -------      -------
NET ASSETS:
   Beginning of period                                   27,059           --         18,821      33,621         4,209        3,571
                                                        -------      -------        -------     -------       -------      -------
   End of period                                        $43,881      $27,059        $23,588     $18,821       $ 3,146      $ 4,209
                                                        =======      =======        =======     =======       =======      =======
SHARES ISSUED AND REDEEMED:
   Institutional Class:
     Shares Issued                                        1,154          341            179         678            23           43
     Shares Issued in Conjunction with
       Acquisition of Common Trust Fund Assets               --        2,621             --          --            --           --
     Shares Issued in Lieu of Cash Distributions              1            1             --         457            --            6
     Shares Redeemed                                       (300)        (302)          (240)     (1,340)         (168)          --
                                                        -------      -------        -------     -------       -------      -------
     Total Institutional Class Share Transactions           855        2,661            (61)       (205)         (145)          49
                                                        -------      -------        -------     -------       -------      -------
   Retail Class:
     Shares Issued                                           --           --             39         134            38           37
     Shares Issued in Lieu of Cash Distributions             --           --             --          28            --            1
     Shares Redeemed                                         --           --            (16)        (36)           (3)          (2)
                                                        -------      -------        -------     -------       -------      -------
     Total Retail Class Share Transactions                   --           --             23         126            35           36
                                                        -------      -------        -------     -------       -------      -------
   Institutional II Class:
     Shares Issued                                           --           --             --          --            --           --
     Shares Issued in Lieu of Cash Distributions             --           --             --          --            --           --
     Shares Redeemed                                         --           --             --          --            --           --
                                                        -------      -------        -------     -------       -------      -------
     Total Institutional II Class Share Transactions         --           --             --          --            --           --
                                                        -------      -------        -------     -------       -------      -------
     Net Increase (Decrease) in Share Transactions          855        2,661            (38)        (79)         (110)          85
                                                        =======      =======        =======     =======       =======      =======

(1) Commenced operations on November 18, 1996.
(2) Commenced operations on October 1, 1997.

    The accompanying notes are an integral part of the financial statements.

                                    58 & 59


Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED) AND THE PERIODS ENDED APRIL 30,



             NET ASSET                 REALIZED AND      DISTRIBUTIONS     DISTRIBUTIONS
              VALUE,        NET         UNREALIZED         FROM NET            FROM          NET ASSET                   NET ASSETS
             BEGINNING   INVESTMENT  GAINS OR (LOSSES)    INVESTMENT          CAPITAL        VALUE, END        TOTAL       END OF
            OF PERIOD     INCOME      ON INVESTMENTS        INCOME             GAINS         OF PERIOD       RETURN(A)  PERIOD (000)
====================================================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
  INSTITUTIONAL CLASS
  1997*       $1.00         0.03           --               (0.03)               --            $1.00           5.57%     $  272,137
  1997         1.00         0.05           --               (0.05)               --             1.00           5.36         318,919
  1996         1.00         0.06           --               (0.06)               --             1.00           5.78         348,343
  1995         1.00         0.05           --               (0.05)               --             1.00           5.13         277,859
  1994(1)      1.00         0.03           --               (0.03)               --             1.00           2.80         197,162

  RETAIL CLASS
  1997*       $1.00         0.03           --               (0.03)               --            $1.00           5.25%     $  159,387
  1997         1.00         0.05           --               (0.05)               --             1.00           5.03         128,693
  1996         1.00         0.05           --               (0.05)               --             1.00           5.44         104,703
  1995         1.00         0.05           --               (0.05)               --             1.00           4.69          51,081
  1994(2)      1.00           --           --                  --                --             1.00           0.42              12

  INSTITUTIONAL II CLASS
  1997*       $1.00         0.03           --               (0.03)               --            $1.00           5.47%     $  100,172
  1997         1.00         0.05           --               (0.05)               --             1.00           5.25          62,960
  1996(3)      1.00         0.04           --               (0.04)               --             1.00           4.33          28,790
-------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
-------------------------------
  INSTITUTIONAL CLASS
  1997*       $1.00         0.02           --               (0.02)               --            $1.00           3.54%     $  106,562
  1997         1.00         0.03           --               (0.03)               --             1.00           3.29          69,091
  1996         1.00         0.04           --               (0.04)               --             1.00           3.61          74,739
  1995         1.00         0.03           --               (0.03)               --             1.00           3.24          64,112
  1994(1)      1.00         0.02           --               (0.02)               --             1.00           1.87          66,692

  RETAIL CLASS
  1997*       $1.00         0.02           --               (0.02)               --            $1.00           3.22%     $   25,593
  1997         1.00         0.03           --               (0.03)               --             1.00           3.01          16,495
  1996         1.00         0.03           --               (0.03)               --             1.00           3.53          16,179
  1995         1.00         0.03           --               (0.03)               --             1.00           2.74           2,491
  1994(4)      1.00           --           --                  --                --             1.00           0.20              50

  INSTITUTIONAL II CLASS
  1997*       $1.00         0.02           --               (0.02)               --            $1.00           3.44%     $   20,549
  1997         1.00         0.03           --               (0.03)               --             1.00           3.19          16,727
  1996(5)      1.00         0.02           --               (0.02)               --             1.00           2.62           9,387
--------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------
  INSTITUTIONAL CLASS
  1997*       $1.00         0.03           --               (0.03)               --            $1.00           5.43%     $1,167,570
  1997         1.00         0.05           --               (0.05)               --             1.00           5.22       1,250,778
  1996         1.00         0.05           --               (0.05)               --             1.00           5.64       1,043,758
  1995         1.00         0.05           --               (0.05)               --             1.00           5.00         651,113
  1994(1)      1.00         0.03           --               (0.03)               --             1.00           2.70         271,437

  RETAIL CLASS
  1997*(21)   $1.00         0.02           --               (0.02)               --            $1.00           5.31%     $    7,804

  INSTITUTIONAL II CLASS
  1997*       $1.00         0.03           --               (0.03)               --            $1.00           5.33%     $   70,061
  1997         1.00         0.05           --               (0.05)               --             1.00           5.12          37,284
  1996(5)      1.00         0.04           --               (0.04)               --             1.00           4.11          17,027




                                                  RATIO
                              RATIO OF NET     OF EXPENSES
                 RATIO OF      INVESTMENT      TO AVERAGE
                 EXPENSES        INCOME         NET ASSETS
                TO AVERAGE     TO AVERAGE      (EXCLUDING
                NET ASSETS     NET ASSETS        WAIVERS)
==========================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
  INSTITUTIONAL CLASS
  1997*            0.29%          5.43%           0.43%
  1997             0.28           5.23            0.43
  1996             0.25           5.62            0.44
  1995             0.20           5.13            0.46
  1994(1)          0.26*          3.16*           0.52*

  RETAIL CLASS
  1997*            0.60%          5.12%           0.83%
  1997             0.59           4.92            0.83
  1996             0.58           5.25            0.77
  1995             0.45           4.88            0.97
  1994(2)          1.16*          2.26*         592.55*

  INSTITUTIONAL II CLASS
  1997*            0.39%          5.33%           0.53%
  1997             0.38           5.14            0.53
  1996(3)          0.36*          5.37*           0.55*
-------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
-------------------------------
  INSTITUTIONAL CLASS
  1997*            0.29%          3.47%           0.45%
  1997             0.28           3.23            0.44
  1996             0.22           3.54            0.45
  1995             0.22           3.21            0.47
  1994(1)          0.35*          2.10*           0.53*

  RETAIL CLASS
  1997*            0.60%          3.17%           0.85%
  1997             0.55           2.97            0.84
  1996             0.34           3.33            0.90
  1995             0.75           2.68            2.94
  1994(4)          1.25*          1.20*          32.17*

  INSTITUTIONAL II CLASS
  1997*            0.39%          3.37%           0.55%
  1997             0.38           3.14            0.54
  1996(5)          0.33*          3.35*           0.58*
--------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------
  INSTITUTIONAL CLASS
  1997*            0.32%          5.31%           0.43%
  1997             0.32           5.10            0.43
  1996             0.31           5.45            0.44
  1995             0.25           5.09            0.47
  1994(1)          0.35*          3.03*           0.62*

  RETAIL CLASS
  1997*(21)        0.63%          5.06%           0.83%

  INSTITUTIONAL II CLASS
  1997*            0.42%          5.21%           0.53%
  1997             0.42           5.01            0.53
  1996(5)          0.41*          5.25*           0.56*


                                                 OCTOBER 31, 1997 [LOGO OMITTED]




              NET ASSET                 REALIZED AND      DISTRIBUTIONS     DISTRIBUTIONS
               VALUE,        NET         UNREALIZED         FROM NET            FROM          NET ASSET
              BEGINNING   INVESTMENT  GAINS OR (LOSSES)    INVESTMENT          CAPITAL        VALUE, END        TOTAL
             OF PERIOD     INCOME      ON INVESTMENTS        INCOME             GAINS         OF PERIOD       RETURN(A)
========================================================================================================================
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
  INSTITUTIONAL CLASS
  1997*        $1.00        0.03             --              (0.03)               --           $ 1.00           5.12%
  1997          1.00        0.05             --              (0.05)               --             1.00           5.00
  1996          1.00        0.05             --              (0.05)               --             1.00           5.32
  1995          1.00        0.05             --              (0.05)               --             1.00           4.60
  1994(1)       1.00        0.03             --              (0.03)               --             1.00           2.48

  RETAIL CLASS
  1997*        $1.00        0.02             --              (0.02)               --           $ 1.00           4.80%
  1997          1.00        0.05             --              (0.05)               --             1.00           4.71
  1996(6)       1.00        0.02             --              (0.02)               --             1.00           1.82

  INSTITUTIONAL II CLASS
  1997*        $1.00        0.02             --              (0.02)               --           $ 1.00           5.01%
  1997          1.00        0.05             --              (0.05)               --             1.00           4.89
  1996(5)       1.00        0.04             --              (0.04)               --             1.00           3.87
-----------------------------
SHORT-TERM TREASURY PORTFOLIO
-----------------------------
  INSTITUTIONAL CLASS
  1997*       $ 9.96        0.27           0.10              (0.27)               --           $10.06           3.74%+
  1997          9.96        0.50             --              (0.49)            (0.01)            9.96           5.13
  1996(7)      10.00        0.06          (0.04)             (0.06)               --             9.96           0.16

  RETAIL CLASS
  1997*       $ 9.96        0.27           0.08              (0.26)               --           $10.05           3.51%+
  1997(8)       9.95        0.27           0.03              (0.28)            (0.01)            9.96           3.39
---------------------------
MARYLAND TAX-FREE PORTFOLIO
---------------------------
  INSTITUTIONAL CLASS
  1997*       $ 9.87        0.24           0.31              (0.24)               --           $10.18           5.57%+
  1997(9)      10.00        0.22          (0.13)             (0.22)               --             9.87           0.89

  RETAIL CLASS
  1997*       $ 9.87        0.21           0.32              (0.22)               --           $10.18           5.45%+
  1997(10)      9.96        0.13          (0.07)             (0.15)               --             9.87           0.63
-------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
-------------------------------
  INSTITUTIONAL CLASS
  1997*       $ 9.92        0.24           0.31              (0.24)               --           $10.23           5.55%+
  1997(9)      10.00        0.21          (0.08)             (0.21)               --             9.92           1.32

  RETAIL CLASS
  1997*       $ 9.92        0.22           0.30              (0.22)               --           $10.22           5.32%+
  1997(10)     10.01        0.13          (0.07)             (0.15)               --             9.92           0.60





                                                             RATIO
                                         RATIO OF NET     OF EXPENSES
                            RATIO OF      INVESTMENT      TO AVERAGE
              NET ASSETS    EXPENSES        INCOME         NET ASSETS    PORTFOLIO
                END OF     TO AVERAGE     TO AVERAGE      (EXCLUDING     TURNOVER
             PERIOD (000)  NET ASSETS     NET ASSETS        WAIVERS)       RATE
==================================================================================
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
  INSTITUTIONAL CLASS
  1997*         $252,297      0.37%          5.00%           0.43%           --
  1997           225,924      0.37           4.88            0.43            --
  1996           275,259      0.36           5.18            0.45            --
  1995           221,069      0.38           4.59            0.47            --
  1994(1)        137,826      0.43*          2.80*           0.51*           --

  RETAIL CLASS
  1997*         $ 29,201      0.68%          4.69%           0.83%           --
  1997            13,673      0.64           4.62            0.83            --
  1996(6)          8,758      0.55*          4.71*           0.86*           --

  INSTITUTIONAL II CLASS
  1997*         $ 88,356      0.47%          4.90%           0.53%           --
  1997            63,496      0.47           4.79            0.53            --
  1996(5)         47,220      0.47*          4.98*           0.55*           --
-----------------------------
SHORT-TERM TREASURY PORTFOLIO
-----------------------------
  INSTITUTIONAL CLASS
  1997*        $ 23,176      0.53%          5.28%           0.57%        63.59%
  1997           21,563      0.55           5.11            0.60        147.86
  1996(7)        18,823      0.55*         (0.55)*          0.60*           --

  RETAIL CLASS
  1997*        $ 17,119      0.78%          5.02%           1.06%        63.59%
  1997(8)        22,937      0.67*          5.07*           0.91*       147.86
---------------------------
MARYLAND TAX-FREE PORTFOLIO
---------------------------
  INSTITUTIONAL CLASS
  1997*        $ 84,242      0.66%          4.68%           0.71%         7.34%
  1997(9)        79,608      0.67*          4.95*           0.72*        11.13

  RETAIL CLASS
  1997*        $ 20,272      0.91%          4.43%           1.11%         7.34%
  1997(10)        7,997      0.91*          4.70*           1.10*        11.13
-------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
-------------------------------
  INSTITUTIONAL CLASS
  1997*        $ 23,661      0.60%          4.63%           0.72%         8.71%
  1997(9)        23,278      0.63*          4.78*           0.76*        32.76

  RETAIL CLASS
  1997*        $  2,011      0.85%          4.39%           1.11%         8.71%
  1997(10)        1,177      0.87*          4.65*           1.12*        32.76


   +    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
   * ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED, EXCEPT WHERE OTHERWISE NOTED.
   (A)  TOTAL RETURN FOR THE RETAIL CLASS DOES NOT INCLUDE THE ONE TIME
        SALES CHARGE.
   (B) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
   (1)  COMMENCED OPERATIONS ON JUNE 14, 1993.
   (2)  COMMENCED OPERATIONS ON MARCH 2, 1994.
   (3)  COMMENCED OPERATIONS ON JULY 21, 1995.
   (4)  COMMENCED OPERATIONS ON MARCH 15, 1994.
   (5)  COMMENCED OPERATIONS ON JULY 28, 1995.
   (6)  COMMENCED OPERATIONS ON DECEMBER 15, 1995.
   (7)  COMMENCED OPERATIONS ON MARCH 20, 1996.
   (8)  COMMENCED OPERATIONS ON SEPTEMBER 9, 1996.
   (9)  COMMENCED OPERATIONS ON NOVEMBER 18, 1996.
  (10)  COMMENCED OPERATIONS ON JANUARY 2, 1997.
  (11)  COMMENCED OPERATIONS ON JULY 16, 1993.
  (12)  COMMENCED OPERATIONS ON APRIL 12, 1994.
  (13)  COMMENCED OPERATIONS ON MARCH 9, 1994.
  (14)  COMMENCED OPERATIONS ON MAY 9, 1997.
  (15)  COMMENCED OPERATIONS ON OCTOBER 1, 1997.
  (16)  COMMENCED OPERATIONS ON APRIL 1, 1996.
  (17)  COMMENCED OPERATIONS ON MAY 16, 1996.
  (18)  COMMENCED OPERATIONS ON JULY 13, 1995.
  (19)  COMMENCED OPERATIONS ON DECEMBER 30, 1994.
  (20)  COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
  (21)  COMMENCED OPERATIONS ON JULY 7, 1997.

    The accompanying notes are an integral part of the financial statements.



Financial Highlights(concluded)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED) AND THE PERIODS ENDED APRIL 30,


              NET ASSET                 REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
               VALUE,        NET         UNREALIZED        FROM NET          FROM          NET ASSET                    NET ASSETS
              BEGINNING   INVESTMENT  GAINS OR (LOSSES)   INVESTMENT        CAPITAL        VALUE, END        TOTAL        END OF
             OF PERIOD     INCOME      ON INVESTMENTS       INCOME           GAINS         OF PERIOD       RETURN(A)   PERIOD (000)
====================================================================================================================================

----------------
INCOME PORTFOLIO
----------------
  INSTITUTIONAL CLASS
  1997*       $ 9.82        0.31            0.38            (0.31)              --          $10.20            7.14%+     $263,384
  1997          9.80        0.59            0.02            (0.59)              --            9.82            6.51        242,966
  1996          9.60        0.61            0.20            (0.61)              --            9.80            8.46        180,962
  1995          9.61        0.58            0.02            (0.58)           (0.03)           9.60            6.53         66,441
  1994(11)     10.00        0.38           (0.38)           (0.38)           (0.01)           9.61           (0.08)        54,289

  RETAIL CLASS
  1997*        $9.94        0.30            0.38            (0.30)              --          $10.32            6.93%+     $  5,696
  1997          9.91        0.59            0.01            (0.57)              --            9.94            6.32          4,102
  1996          9.72        0.60            0.19            (0.60)              --            9.91            8.14          4,184
  1995          9.62        0.55            0.05            (0.47)           (0.03)           9.72            6.45            296
  1994(12)      9.69        0.02           (0.06)           (0.03)              --            9.62           (0.41)            30
-----------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO
-----------------------------------
  INSTITUTIONAL CLASS
  1997*       $ 9.80        0.31            0.22            (0.31)              --          $10.02            5.45%+     $ 76,600
  1997(9)      10.00        0.28           (0.20)           (0.28)              --            9.80            0.78         76,326
------------------
BALANCED PORTFOLIO
------------------
  INSTITUTIONAL CLASS
  1997*       $11.43        0.16            1.54            (0.16)              --          $12.97           14.88%+     $ 81,282
  1997         11.38        0.33            0.53            (0.30)           (0.51)          11.43            7.85         76,987
  1996         10.04        0.34            1.71            (0.34)           (0.37)          11.38           20.90        102,233
  1995         10.16        0.33            0.03            (0.29)           (0.19)          10.04            3.75         91,039
  1994(11)     10.00        0.19            0.17            (0.19)           (0.01)          10.16            3.56         88,208

  RETAIL CLASS
  1997*       $11.40        0.13            1.55            (0.14)              --          $12.94           14.79%+     $ 10,516
  1997         11.35        0.28            0.56            (0.28)           (0.51)          11.40            7.66          6,164
  1996         10.04        0.31            1.68            (0.31)           (0.37)          11.35           20.23          3,323
  1995         10.15        0.27            0.05            (0.24)           (0.19)          10.04            3.33            549
  1994(13)     10.62        0.01           (0.43)           (0.05)              --           10.15           (3.95)           166
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
  INSTITUTIONAL CLASS
  1997*       $10.67        0.15            1.57            (0.15)              --          $12.24           16.19%+     $ 93,072
  1997(9)      10.00        0.12            0.67            (0.12)              --           10.67            7.88         83,947

  RETAIL CLASS
  1997*(14)   $11.01        0.14            1.23            (0.15)              --          $12.23           12.44%+     $  1,905
----------------------
EQUITY INDEX PORTFOLIO
----------------------
  INSTITUTIONAL CLASS
  1997*(15)   $10.00        0.02           (0.50)              --               --          $ 9.52           (4.80)%+    $ 24,646
--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------
  INSTITUTIONAL CLASS
  1997*       $12.39        0.07            1.64            (0.06)              --          $14.04           13.84%+     $ 45,677
  1997         10.12        0.17            2.28            (0.17)           (0.01)          12.39           24.41         35,690
  1996(16)     10.00          --            0.12               --               --           10.12            1.20         11,456

  RETAIL CLASS
  1997*       $12.38        0.05            1.64            (0.05)              --          $14.02           13.65%+     $ 28,467
  1997(17)     10.33        0.16            2.06            (0.16)           (0.01)          12.38           21.74         13,211




                                              RATIO
                          RATIO OF NET     OF EXPENSES
             RATIO OF      INVESTMENT      TO AVERAGE
             EXPENSES        INCOME         NET ASSETS     PORTFOLIO    AVERAGE
            TO AVERAGE     TO AVERAGE      (EXCLUDING      TURNOVER    COMMISSION
            NET ASSETS     NET ASSETS        WAIVERS)        RATE        RATE(B)
=================================================================================
----------------
INCOME PORTFOLIO
----------------
  INSTITUTIONAL CLASS
  1997*       0.69%          6.17%             0.69%        101.74%        --
  1997        0.68           6.19              0.68         271.60         --
  1996        0.73           6.00              0.73         107.33         --
  1995        0.74           6.15              0.74          73.00         --
  1994(11)    0.77*          4.90*             0.77*         20.00         --

  RETAIL CLASS
  1997*       0.94%          5.92%             1.14%        101.74%        --
  1997        0.89           5.96              1.09         271.60         --
  1996        1.02           5.54              1.37         107.33         --
  1995        1.23           5.66             27.63          73.00         --
  1994(12)    1.72*          3.95*            55.35*         20.00         --
-----------------------------------
INTERMEDIATE FIXED INCOME PORTFOLIO
-----------------------------------
  INSTITUTIONAL CLASS
  1997*       0.67%          6.13%             0.82%         24.10%        --
  1997(9)     0.68*          5.55*             0.83*         17.18         --
------------------
BALANCED PORTFOLIO
------------------
  INSTITUTIONAL CLASS
  1997*       0.75%          2.45%             0.75%         35.79%    $.0651
  1997        0.74           2.79              0.74         124.22      .0673
  1996        0.75           3.19              0.75         107.56         --
  1995        0.77           3.32              0.77          81.00         --
  1994(11)    0.81*          2.41*             0.81*         37.00         --

  RETAIL CLASS
  1997*       1.00%          2.18%             1.30%         35.79%     .0651
  1997        0.96           2.56              1.19         124.22      .0673
  1996        1.09           2.51              1.55         107.56         --
  1995        1.26           2.83              5.80          81.00         --
  1994(13)    1.86*          1.36*            15.08*         37.00         --
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
  INSTITUTIONAL CLASS
  1997*       0.81%          2.55%             0.91%         16.34%     .0700
  1997(9)     0.83*          2.47*             0.93*         34.38      .0689

  RETAIL CLASS
  1997*(14)   1.03%          2.31%             1.40%         16.34%     .0700
----------------------
EQUITY INDEX PORTFOLIO
----------------------
  INSTITUTIONAL CLASS
  1997*(15)   0.19%          1.93%             0.33%          2.84%     .0300
--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------
  INSTITUTIONAL CLASS
  1997*       0.79%          1.09%             0.85%         12.22%     .0700
  1997        0.70           1.55              0.90          46.91      .0727
  1996(16)    0.65*          1.52*             1.38*          0.97         --

  RETAIL CLASS
  1997*       1.04%          0.81%             1.49%         12.22%     .0700
  1997(17)    0.86*          1.29*             1.25*         46.91      .0727



              NET ASSET                 REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
               VALUE,        NET         UNREALIZED        FROM NET          FROM         NET ASSET                  NET ASSETS
              BEGINNING   INVESTMENT  GAINS OR (LOSSES)   INVESTMENT        CAPITAL       VALUE, END      TOTAL        END OF
             OF PERIOD     INCOME      ON INVESTMENTS       INCOME           GAINS        OF PERIOD     RETURN(A)   PERIOD (000)
================================================================================================================================

---------------
STOCK PORTFOLIO
---------------
  INSTITUTIONAL CLASS
  1997*       $10.77        0.03            1.28            (0.03)              --          $12.05        12.15%+      $40,798
  1997(9)      10.00        0.03            0.77            (0.03)              --           10.77         8.04         40,571
------------------------
CAPITAL GROWTH PORTFOLIO
------------------------
  INSTITUTIONAL CLASS
  1997*       $11.92        0.01            2.55               --               --          $14.48        21.48%+      $34,154
  1997         11.60        0.11            1.41            (0.14)           (1.06)          11.92        13.46         34,170
  1996         10.20        0.16            2.17            (0.16)           (0.77)          11.60        23.62         39,560
  1995         10.19        0.14            0.16            (0.11)           (0.18)          10.20         3.15         41,170
  1994(11)     10.00        0.06            0.21            (0.03)           (0.05)          10.19         2.66         52,233

  RETAIL CLASS
  1997*       $11.87       (0.01)           2.55               --               --          $14.41        21.40%+      $10,160
  1997         11.56        0.09            1.41            (0.13)           (1.06)          11.87        13.39          5,595
  1996         10.18        0.12            2.15            (0.12)           (0.77)          11.56        23.24          2,111
  1995         10.18        0.08            0.18            (0.08)           (0.18)          10.18         2.74            404
  1994(13)     10.89          --           (0.71)              --               --           10.18        (6.52)            87
------------------------
MID-CAP EQUITY PORTFOLIO
------------------------
  INSTITUTIONAL CLASS
  1997*       $10.17        0.03            2.31            (0.03)              --          $12.48        22.98%+      $43,881
  1997(9)      10.00        0.03            0.17            (0.03)              --           10.17         1.98         27,059
------------------------
SPECIAL EQUITY PORTFOLIO
------------------------
  INSTITUTIONAL CLASS
  1997*       $ 8.53       (0.03)           2.38               --               --          $10.88        27.55%+      $21,965
  1997         14.72       (0.01)          (2.97)              --            (3.21)           8.53       (23.43)        17,746
  1996(18)     10.00        0.09            4.72            (0.09)              --           14.72        48.34         33,621

  RETAIL CLASS
  1997*       $ 8.53       (0.04)           2.37               --               --          $10.86        27.32%+      $ 1,623
  1997(17)     15.47       (0.01)          (3.72)              --            (3.21)           8.53       (27.14)         1,075
------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
  INSTITUTIONAL CLASS
  1997*       $10.45        0.02            0.30               --               --          $10.77         3.06%+      $ 2,386
  1997         11.23        0.05           (0.63)              --            (0.20)          10.45        (5.22)         3,836
  1996         10.13        0.19            1.37            (0.23)           (0.23)          11.23        15.66          3,571
  1995(19)     10.00        0.03            0.10               --               --           10.13         1.30          2,940

  RETAIL CLASS
  1997*       $10.44        0.03            0.28               --               --          $10.75         2.97%+      $   760
  1997(20)     10.63        0.01              --               --            (0.20)          10.44        (0.15)           373



                                              RATIO
                         RATIO OF NET      OF EXPENSES
             RATIO OF     INVESTMENT       TO AVERAGE
             EXPENSES       INCOME          NET ASSETS     PORTFOLIO    AVERAGE
            TO AVERAGE    TO AVERAGE       (EXCLUDING      TURNOVER    COMMISSION
            NET ASSETS    NET ASSETS         WAIVERS)        RATE        RATE(B)
=================================================================================

---------------
STOCK PORTFOLIO
---------------
  INSTITUTIONAL CLASS
  1997*       0.89%         0.42%             0.94%          48.49%      $.0685
  1997(9)     0.90*         0.76*             0.95*          83.17        .0720
------------------------
CAPITAL GROWTH PORTFOLIO
------------------------
  INSTITUTIONAL CLASS
  1997*       0.84%         0.14%             0.84%          94.04%       .0682
  1997        0.39          0.92              0.85          246.14        .0692
  1996        0.24          1.26              0.84          578.57           --
  1995        0.74          1.35              0.85          182.00           --
  1994(11)    0.87*         0.78*             0.87*          41.00           --

  RETAIL CLASS
  1997*       1.09%        (0.12)%            1.39%          94.04%       .0682
  1997        0.56          0.74              1.30          246.14        .0692
  1996        0.50          1.05              1.65          578.57           --
  1995        1.23          0.86              9.73          182.00           --
  1994(13)    1.92*        (0.27)*           30.78*          41.00           --
------------------------
MID-CAP EQUITY PORTFOLIO
------------------------
  INSTITUTIONAL CLASS
  1997*       0.91%         0.48%             0.96%          20.86%       .0696
  1997(9)     0.90*         0.65*             0.95*          14.74        .0715
------------------------
SPECIAL EQUITY PORTFOLIO
------------------------
  INSTITUTIONAL CLASS
  1997*       1.01%        (0.59)%            1.01%         209.46%       .0660
  1997        0.95         (0.12)             0.95          704.41        .0678
  1996(18)    0.91*         0.60*             0.91*         286.80           --

  RETAIL CLASS
  1997*       1.26%        (0.84)%            1.56%         209.46%       .0660
  1997(17)    1.11*        (0.13)*            1.21*         704.41        .0678
------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
  INSTITUTIONAL CLASS
  1997*       1.55%         1.21%             1.99%          51.33%       .0389
  1997        1.55          0.33              1.91           26.65        .0381
  1996        1.55          0.15              2.96           37.16           --
  1995(19)    1.55*         0.97*             5.35*           2.00           --

  RETAIL CLASS
  1997*       1.55%         0.80%             2.45%          51.33%       .0389
  1997(20)    1.77*         0.16*             2.50*          26.65        .0381


   +    RETURNS ARE FOR THE PERIOD INDICATED, AND HAVE NOT BEEN ANNUALIZED.
   *    ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED, EXCEPT
        WHERE OTHERWISE NOTED.
   (A)  TOTAL RETURN FOR THE RETAIL CLASS DOES NOT INCLUDE THE ONE TIME SALES CHARGE.
   (B)  AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
        DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS
        BEGINNING AFTER SEPTEMBER 1, 1995.
   (1)  COMMENCED OPERATIONS ON JUNE 14, 1993.
   (2)  COMMENCED OPERATIONS ON MARCH 2, 1994.
   (3)  COMMENCED OPERATIONS ON JULY 21, 1995.
   (4)  COMMENCED OPERATIONS ON MARCH 15, 1994.
   (5)  COMMENCED OPERATIONS ON JULY 28, 1995.
   (6)  COMMENCED OPERATIONS ON DECEMBER 15, 1995.
   (7)  COMMENCED OPERATIONS ON MARCH 20, 1996.
   (8)  COMMENCED OPERATIONS ON SEPTEMBER 9, 1996.
   (9)  COMMENCED OPERATIONS ON NOVEMBER 18, 1996.
  (10)  COMMENCED OPERATIONS ON JANUARY 2, 1997.
  (11)  COMMENCED OPERATIONS ON JULY 16, 1993.
  (12)  COMMENCED OPERATIONS ON APRIL 12, 1994.
  (13)  COMMENCED OPERATIONS ON MARCH 9, 1994.
  (14)  COMMENCED OPERATIONS ON MAY 9, 1997.
  (15)  COMMENCED OPERATIONS ON OCTOBER 1, 1997.
  (16)  COMMENCED OPERATIONS ON APRIL 1, 1996.
  (17)  COMMENCED OPERATIONS ON MAY 16, 1996.
  (18)  COMMENCED OPERATIONS ON JULY 13, 1995.
  (19)  COMMENCED OPERATIONS ON DECEMBER 30, 1994.
  (20)  COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
  (21)  COMMENCED OPERATIONS ON JULY 7, 1997.

    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements


1. Organization

ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993.
         The Fund consists of eighteen Portfolios: Money Market Portfolio, Tax-Free Money Market Portfolio, U.S. Government Money Market Portfolio, U.S. Treasury Money Market Portfolio, Short-Term Treasury Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Income Portfolio, Intermediate Fixed Income Portfolio, Balanced Portfolio (formerly Growth and Income Portfolio,) Equity Income Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Special Equity Portfolio and International Equity Portfolio (individually a "Portfolio" and collectively the "Portfolios"). The Fund may issue an unlimited number of shares of each of its Portfolios.
         Each Portfolio (with the exception of the Intermediate Fixed Income Portfolio, Mid-Cap Equity Portfolio and the Stock Portfolio) offers both Institutional and Retail Class shares. In addition, each money market Portfolio offers Institutional II Class shares. Institutional Class shares were originally offered with the commencement of each Portfolio's operations. Retail Class shares commenced in April 1994 for the Income Portfolio, in March 1994 for the Tax-Free Money Market Portfolio, Money Market Portfolio, Balanced Portfolio and Capital Growth Portfolio, in December 1995 for the U.S. Treasury Money Market Portfolio, in May 1996 for the Blue Chip Equity Portfolio and Special Equity Portfolio, in September 1996 for the Short-Term Treasury Portfolio, in November 1996 for the International Equity Portfolio, in May 1997 for the Equity Income Portfolio and in July 1997 for the U.S. Government Money Market Portfolio. Institutional II Class shares commenced in July 1995 for the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio. Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.


2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.
         The following is a summary of significant accounting policies followed by the Portfolios.
         SECURITY VALUATION - Securities listed on a securities exchange for which market quotations are readily available are valued at the last reported sale price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less to maturity may be valued at their amortized cost.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]


         When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures established and approved by the Board of Trustees. Securities of the Special Equity Portfolio valued in good faith by the Board of Trustees amounted to $41,667 (.2% of net assets) and have been noted in the Statement of Net Assets.
         Investment securities held by the money market Portfolios are stated at their amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.
         INCOME TAXES - It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.
         The International Equity Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Portfolio accrues such taxes when the related income is earned.
         NET ASSET VALUE PER SHARE - The net asset value per share of each class of each Portfolio is calculated each business day. It is computed by dividing the assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.
         CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
         ORGANIZATIONAL COSTS - All organizational costs associated with the start-up of the Portfolios are being amortized on a straight-line basis over a period of sixty months. If any or all of the shares representing initial capital of a Portfolio are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.
         REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
         SHORT SALES - The Portfolios may sell a security that they own "short against the box" in anticipation of a decline in the market value of that security. As collateral for this transaction, the Portfolio must deposit liquid securities with the broker-dealer through which it made the short sale. A gain, limited to the price at which the Portfolio sold the security short, or a loss, the difference between the proceeds received and the market value of the security, will be recognized upon termination of the short sale.
         DOLLAR ROLL TRANSACTIONS - The Income Portfolio, Balanced Portfolio, and Special Equity Portfolio may engage in dollar roll transactions with respect to mortgage-related securities issued by GNMA, Fannie Mae, and FHLMC. In a dollar roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.
         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS - Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. A Portfolio is required to hold and maintain in a segregated account until the settlement date cash, U.S. Government securities or liquid, high grade debt obligations in an amount sufficient to meet the purchase price. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.
         FOREIGN CURRENCY TRANSLATION - The books and records of the International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
         For foreign equity securities, the International Equity Portfolio does not isolate that portion of gains and losses on investments in securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The International Equity Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations in accordance with Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.
         The International Equity Portfolio reports gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.
         FORWARD FOREIGN CURRENCY CONTRACTS - The International Equity Portfolio may enter into forward foreign currency contracts as hedges against specific transactions or portfolio positions.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

         Such contracts protect the value of the Portfolio's investment securities against a decline in the value of currency, but do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. In addition, if the counterparty to the contract fails to deliver under the terms of the contract, realization of any gains or losses could be delayed or limited.
         All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Portfolio realizes gains or losses at the time forward contracts are extinguished, except that gains or losses on certain open contracts are required to be recognized for U.S. federal income tax purposes at the close of the Portfolio's taxable year and are generally treated as ordinary income for such purposes.
         DISTRIBUTIONS - Dividends from net investment income are declared daily and paid monthly for each money market Portfolio. The Short-Term Treasury Portfolio, Income Portfolio, Intermediate Fixed Income Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio and Equity Income Portfolio declare and pay dividends monthly, the Balanced Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio, Stock Portfolio and Equity Index Portfolio declare and pay dividends quarterly, and the Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio declare and pay dividends annually from net investment income. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.
         Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.
         OTHER - Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investment securities are determined using the identified cost method with the exception of the money market Portfolios, for which original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.


3. Investment Advisory and Administrative
   Fees and Other Transactions with Affiliates

Allied Investment Advisors, Inc. is the investment adviser to each of the Portfolios, with the exception of the International Equity Portfolio, which is advised by AIB Investment Managers Limited ("AIB I.M."). Allied Investment Advisors, Inc. and AIB I.M. are affiliates of FMB Trust Company, N.A. Pursuant to an investment advisory contract on behalf of each Portfolio, Allied Investment Advisors, Inc. and AIB I.M. (in the case of the International Equity Portfolio) are entitled to receive fees for their advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

Portfolio                                    Annual Rate
--------                                     -----------
Money Market                                    .25%
Tax-Free Money Market                           .25%
U.S. Government Money Market                    .25%
U.S. Treasury Money Market                      .25%
Short-Term Treasury                             .35%
Maryland Tax-Free                               .50%
Pennsylvania Tax-Free                           .50%
Income                                          .50%
Intermediate Fixed Income                       .60%
Balanced                                        .55%
Equity Income                                   .70%
Equity Index                                    .20%
Blue Chip Equity                                .60%
Stock                                           .70%
Capital Growth                                  .60%
Mid-Cap Equity                                  .70%
Special Equity                                  .60%
International Equity                            .80%

         Allied Investment Advisors, Inc. and AIB I.M. have agreed to waive a portion of their fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. The waivers are voluntary and may be discontinued at anytime.
         SEI Investments-Fund Resources serves as administrator and transfer agent for the Fund under an Administration Agreement and Transfer Agency Agreement. SEI Investments-Fund Resources is entitled to receive an annual fee of .13% of each Portfolio's average net assets, paid monthly, for services performed under the agreement. SEI Investment-Fund Resources has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. SEI Investments Distribution Co. acts as distributor for the Fund pursuant to a General Agreement on behalf of each Portfolio.
         FMB Trust Company, N.A. serves as custodian to each of the Portfolios.


4. Distribution Plan and Shareholder Services Plan

The Fund's Board of Trustees has adopted a Distribution Plan on behalf of the Retail Class of each Portfolio and a Distribution and Service Plan on behalf of the Institutional II Class of each money market Portfolio pursuant to Rule 12b-1 under the 1940 Act ("the Plan"). Under the Plan, SIDCO is entitled to a fee of
 .75% of average net assets of the Retail and Institutional II Classes of each Portfolio. However, the Trustees have authorized payment of a fee to SIDCO of
 .25% of the average net assets of the Retail Class of each money market Portfolio; .30% of average net assets of the Retail Class of the Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio, .40% of average net assets of the Retail Class of the Short-Term Treasury Portfolio, Balanced Portfolio, Capital Growth Portfolio, Special Equity Portfolio, International Equity Portfolio, and Equity Index Portfolio and .55% of average net assets of the Retail Class of the Blue Chip Equity Portfolio, and .10% of the average net assets of the Institutional II Class of each money market Portfolio. SIDCO has voluntarily agreed to waive a portion of its fee on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time.

                                                 OCTOBER 31, 1997 [LOGO OMITTED]

         In addition, the Board of Trustees has adopted a Shareholder Services Plan on behalf of the Retail Class of the Portfolios to compensate qualified recipients for individual shareholder services and account maintenance. The recipients are paid a service fee at the annual rate of up to .25% of average net assets of the Retail Class of each Portfolio or such lesser amount as may be approved by the Trustees. Currently, the Trustees have approved a fee for shareholder services of .15% of average net assets of the Retail Class of each Portfolio.


5. Investment Transactions

The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments, during the period ended October 31, 1997, were as follows:
                                 ------------------
                                 Purchases    Sales
Portfolio                          (000)      (000)
--------                         ------------------
Short-Term Treasury              $ 28,362  $ 25,104
Maryland Tax-Free                  17,952     6,600
Pennsylvania Tax-Free               3,450     2,063
Income                            267,038   246,959
Intermediate Fixed Income          17,527    20,426
Balanced                           28,773    39,831
Equity Income                      14,593    17,017
Equity Index                       26,628       698
Blue Chip Equity                   23,867     7,179
Stock                              20,301    26,144
Capital Growth                     39,765    44,268
Mid-Cap Equity                     17,812     6,828
Special Equity                     46,296    48,562
International Equity                1,731     2,699

         For federal income tax purposes, securities owned at October 31, 1997 were not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation based on Federal tax cost of securities at October 31, 1997 for each Portfolio is as follows:

                                                          Net
                                                      Unrealized
                          Appreciated  Depreciated   Appreciation/
                          Securities    Securities  (Depreciation)
Portfolio                    (000)        (000)          (000)
--------                  -----------  -----------  --------------
Short-Term Treasury         $  177       $   --         $  177
Maryland Tax-Free            4,447          (28)         4,419
Pennsylvania Tax-Free          955          (11)           944
Income                       7,517         (507)         7,010
Intermediate Fixed Income    1,625         (157)         1,468
Balanced                    14,913       (1,204)        13,709
Equity Income               21,967         (374)        21,593
Equity Index                   267       (1,547)        (1,280)
Blue Chip Equity            12,737       (1,047)        11,690
Stock                       12,692         (388)        12,304
Capital Growth               8,534         (696)         7,838
Mid-Cap Equity              12,055       (1,291)        10,764
Special Equity               1,602       (1,508)            94
International Equity           350         (250)           100


At April 30, 1997, the following Portfolios had capital loss carryforwards and post-October losses:

                 Capital Loss                   Post
                 Carryforward             October 31, 1996
                    Amount     Expiration  Deferred Losses
Portfolio            (000)        Date          (000)
--------         ------------  ---------- ----------------
Money Market       $   --           --         $    5
U.S. Government
   Money Market        --           --             30
U.S. Treasury
   Money Market         4         2005              1
Income                230         2003             --
                      784         2004             --
                    2,860         2005             --
Intermediate Fixed
   Income              --           --             81
Special Equity         --           --          2,724
International Equity   --           --             18


6. Forward Foreign Currency Contracts

The International Equity Portfolio enters into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at October 31, 1997:

INTERNATIONAL EQUITY PORTFOLIO:
Foreign Currency Sales:

        Maturity     Contracts to      In Exchange     Unrealized
          Date          Deliver            For        Depreciation
       ---------    --------------    ------------    ------------
        01/28/97    GP     245,700    $  400,000        $ (4,589)
        01/28/97    JY 108,000,000      9,00,000          (9,629)
                                                        --------
                                                        $(14,218)
                                                        ========
CURRENCY LEGEND
---------------
GP    British Pounds
JY    Japanese Yen


7. Concentration of Credit Risk

The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio invest in debt instruments of municipal issuers. Although these Portfolios monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.
         The Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio invest in securities which include revenue bonds and general obligation bonds. At October 31, 1997, the percentage of portfolio investments by each revenue source was as follows:
                            Maryland            Pennsylvania
                       Tax-Free Portfolio    Tax-Free Portfolio
                      -------------------    ------------------
Revenue Bonds:
   Education                   14%                   18%
   Health Care Bonds            9                    14
   Transportation Bonds         7                     5
   Utility Bonds               11                    10
   Housing Bonds                2                     5
   Pollution Control Bonds      0                     0
   Public Facility Bonds        7                     2
   Industrial Bonds             2                     4
   Other                        6                     7
General Obligations            42                    35
                              ----                  ----
                              100%                  100%
                              ====                  ====


8. Other Matters

Retail Class shares of the Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio are subject to a maximum sales charge of 4.50% of the public offering price. Retail Class shares of the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio are subject to a maximum sales charge of 4.75% of the public offering price. Effective March 1, 1994, sales loads were waived for all purchases of Retail Class shares. The sales load waiver was in effect through September 30, 1997.
         On October 1, 1997, the sales load waiver was discontinued and a sales charge of 3.0% of the public offering price was implemented on purchases of the Retail Class shares of the non-money market Portfolios, with the exception of the Short-Term Treasury Portfolio. Shareholders who invested in the ARK Funds prior to April 1, 1997 may continue to invest without payment of any sales charges through December 31, 1997.
         On November 7, 1997, the Board of Trustees of the Fund approved, subject to shareholder approval, the reorganization of the Marketvest Funds and Marketvest Funds, Inc. (collectively, "Marketvest Funds"). Under the terms of an Agreement and Plan of Reorganization, the Fund would acquire all of the assets and stated liabilities of the Marketvest Funds. The proposed reorganization is expected to take place on or about March 13, 1998.


9. Shareholder Voting Results

Pursuant to a consent dated October 1, 1997, the sole shareholder of each class of the Equity Index and Large Cap Value Portfolios approved (i) the Investment Advisory Agreement between the Fund and Allied Investment Advisors, Inc. dated May 1, 1993 and the Fee Schedule to such Agreement with respect to such Portfolios; (ii) the Administration Agreement between the Fund and SEI InvestmentsFund Resources dates November 1, 1995; (iii) the Distribution Agreement between the Fund and SEI Investments Distribution Co. (formerly SEI Financial Services Company) dated November 1, 1995; (iv) the form of Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Retail Class of each Portfolio; and (v) the form of Shareholder Services Plan for the Retail Class of each Portfolio.

                                                                           Notes

Notes

INVESTMENT ADVISERS
Allied Investment Advisors, Inc.
   Baltimore, Maryland
AIB Investment Managers Limited
   Dublin, Ireland


TRUSTEES
William H. Cowie, Jr.
David D. Downes
Charlotte R. Kerr
George K. Reynolds, III
Thomas Schweizer

ADMINISTRATOR
SEI Investments-Fund Resources
   Oaks, Pennsylvania

DISTRIBUTOR
SEI Investments Distribution Co.
   Oaks, Pennsylvania

LEGAL COUNSEL
Piper & Marbury, L.L.P.
   Baltimore, Maryland

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
   Boston, Massachusetts

CUSTODIAN
FMB Trust Company, N.A.
   Baltimore, Maryland







[Logo Omitted]


This material must be preceded or
accompanied by a current prospectus.

                                                                   AK1031(97-12)